FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$44,060,534	$155,707,912	$312,614,937	$360,808,580	$161,318,269
Net Assets	$44,060,534	$155,707,912	$312,614,937	$360,808,580	$161,318,269

NET ASSETS, representing:
Accumulation units	$44,060,534	$155,707,912	$312,614,937	$360,808,580	$161,318,269
	$44,060,534	$155,707,912	$312,614,937	$360,808,580	$161,318,269

Units outstanding	10,013,061	39,395,138	14,171,342	23,016,929	13,367,593

Portfolio shares held	4,406,053	9,867,422	3,835,766	9,593,421	4,610,411
Portfolio net asset value per share	$10.00	$15.78	$81.50	$37.61	$34.99
Investment in portfolio shares, at cost	$44,060,534	$119,887,731	$91,777,243	$157,208,926	$69,750,528

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$76,834	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	99,757	421,834	1,475,072	2,059,821	930,466
Reimbursement for excess expenses	—	(9,157)	(162,497)	(648,430)	(231,967)
NET EXPENSES	99,757	412,677	1,312,575	1,411,391	698,499

NET INVESTMENT INCOME (LOSS)	(22,923)	(412,677)	(1,312,575)	(1,411,391)	(698,499)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,905,056	9,300,832	9,914,801	5,316,643
Net change in unrealized appreciation (depreciation) on investments	—	9,737,461	61,609,978	21,743,299	11,389,725
NET GAIN (LOSS) ON INVESTMENTS	—	12,642,517	70,910,810	31,658,100	16,706,368

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22,923)	$12,229,840	$69,598,235	$30,246,709	$16,007,869

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential High Yield Bond Portfolio	Prudential Stock Index Portfolio	Prudential Value Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$26,218,985	$162,189,348	$37,626,194	$7,743,158	$22,838,737
Net Assets	$26,218,985	$162,189,348	$37,626,194	$7,743,158	$22,838,737

NET ASSETS, representing:
Accumulation units	$26,218,985	$162,189,348	$37,626,194	$7,743,158	$22,838,737
	$26,218,985	$162,189,348	$37,626,194	$7,743,158	$22,838,737

Units outstanding	4,513,861	16,245,950	2,571,663	674,377	4,598,428

Portfolio shares held	4,242,554	1,850,209	1,009,286	283,321	475,213
Portfolio net asset value per share	$6.18	$87.66	$37.28	$27.33	$48.06
Investment in portfolio shares, at cost	$21,628,093	$95,746,701	$21,086,826	$8,269,050	$10,944,550

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential High Yield Bond Portfolio	Prudential Stock Index Portfolio	Prudential Value Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	100,460	464,395	157,927	32,165	86,505
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	100,460	464,395	157,927	32,165	86,505

NET INVESTMENT INCOME (LOSS)	(100,460)	(464,395)	(157,927)	(32,165)	(86,505)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	160,670	4,016,286	705,516	(231,216)	654,268
Net change in unrealized appreciation (depreciation) on investments	1,529,647	21,253,024	525,574	1,116,978	2,481,426
NET GAIN (LOSS) ON INVESTMENTS	1,690,317	25,269,310	1,231,090	885,762	3,135,694

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,589,857	$24,804,915	$1,073,163	$853,597	$3,049,189
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
ASSETS
Investment in the portfolios, at fair value	$2,878,321	$100,672,129	$19,080,103	$47,054	$457,908
Net Assets	$2,878,321	$100,672,129	$19,080,103	$47,054	$457,908

NET ASSETS, representing:
Accumulation units	$2,878,321	$100,672,129	$19,080,103	$47,054	$457,908
	$2,878,321	$100,672,129	$19,080,103	$47,054	$457,908

Units outstanding	574,121	9,444,047	1,501,558	25,977	148,164

Portfolio shares held	198,368	789,647	399,500	2,755	9,279
Portfolio net asset value per share	$14.51	$127.49	$47.76	$17.08	$49.35
Investment in portfolio shares, at cost	$2,453,265	$27,398,557	$8,324,523	$39,848	$275,191

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$—	$237	$2,885

EXPENSES
Charges for mortality and expense risk	17,386	350,763	84,515	358	2,861
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	17,386	350,763	84,515	358	2,861

NET INVESTMENT INCOME (LOSS)	(17,386)	(350,763)	(84,515)	(121)	24

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,844	47,378
Net realized gain (loss) on shares redeemed	58,435	4,084,475	579,564	30	61,277
Net change in unrealized appreciation (depreciation) on investments	131,961	32,263,196	1,207,646	3,796	24,149
NET GAIN (LOSS) ON INVESTMENTS	190,396	36,347,671	1,787,210	5,670	132,804

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$173,010	$35,996,908	$1,702,695	$5,549	$132,828
The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$346,545	$478,203	$153,161	$17,321,238	$2,668,538
Net Assets	$346,545	$478,203	$153,161	$17,321,238	$2,668,538

NET ASSETS, representing:
Accumulation units	$346,545	$478,203	$153,161	$17,321,238	$2,668,538
	$346,545	$478,203	$153,161	$17,321,238	$2,668,538

Units outstanding	115,323	110,012	46,868	3,612,121	659,887

Portfolio shares held	4,695	42,811	6,627	610,118	55,851
Portfolio net asset value per share	$73.81	$11.17	$23.11	$28.39	$47.78
Investment in portfolio shares, at cost	$186,645	$338,402	$122,344	$10,362,001	$1,652,642

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$9,732	$—	$—	$7,761

EXPENSES
Charges for mortality and expense risk	2,632	3,746	1,950	32,127	5,532
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	2,632	3,746	1,950	32,127	5,532

NET INVESTMENT INCOME (LOSS)	(2,632)	5,986	(1,950)	(32,127)	2,229

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	19,236	10,983	41,065	—	180,536
Net realized gain (loss) on shares redeemed	2,067	3,296	(4,152)	205,353	36,961
Net change in unrealized appreciation (depreciation) on investments	63,198	(21,454)	54,468	426,402	426,143
NET GAIN (LOSS) ON INVESTMENTS	84,501	(7,175)	91,381	631,755	643,640

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$81,869	$(1,189)	$89,431	$599,628	$645,869
The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
ASSETS
Investment in the portfolios, at fair value	$28,195,235	$6,604,924	$875,114	$124,697	$183,156
Net Assets	$28,195,235	$6,604,924	$875,114	$124,697	$183,156

NET ASSETS, representing:
Accumulation units	$28,195,235	$6,604,924	$875,114	$124,697	$183,156
	$28,195,235	$6,604,924	$875,114	$124,697	$183,156

Units outstanding	3,881,772	1,873,519	78,725	29,380	2,815

Portfolio shares held	1,018,614	538,738	23,923	9,230	5,471
Portfolio net asset value per share	$27.68	$12.26	$36.58	$13.51	$33.48
Investment in portfolio shares, at cost	$10,211,826	$3,442,222	$749,804	$113,180	$132,469

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$8,453	$238	$—

EXPENSES
Charges for mortality and expense risk	51,402	12,943	669	202	—
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	51,402	12,943	669	202	—

NET INVESTMENT INCOME (LOSS)	(51,402)	(12,943)	7,784	36	—

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,477	20,530
Net realized gain (loss) on shares redeemed	811,540	193,625	(11,919)	(459)	2,223
Net change in unrealized appreciation (depreciation) on investments	8,205,491	1,427,997	119,458	8,550	17,887
NET GAIN (LOSS) ON INVESTMENTS	9,017,031	1,621,622	107,539	9,568	40,640

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$8,965,629	$1,608,679	$115,323	$9,604	$40,640
The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$13,267	$147,697	$1,720,926	$2,484,203	$2,499,987
Net Assets	$13,267	$147,697	$1,720,926	$2,484,203	$2,499,987

NET ASSETS, representing:
Accumulation units	$13,267	$147,697	$1,720,926	$2,484,203	$2,499,987
	$13,267	$147,697	$1,720,926	$2,484,203	$2,499,987

Units outstanding	611	4,665	56,484	107,536	154,715

Portfolio shares held	995	12,288	122,486	107,309	142,206
Portfolio net asset value per share	$13.33	$12.02	$14.05	$23.15	$17.58
Investment in portfolio shares, at cost	$12,595	$147,279	$1,238,753	$1,901,260	$2,057,988

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$191	$2,653	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	—	—	1,537	4,442	2,540
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	—	—	1,537	4,442	2,540

NET INVESTMENT INCOME (LOSS)	191	2,653	(1,537)	(4,442)	(2,540)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,425	—	—	—
Net realized gain (loss) on shares redeemed	(79)	(705)	36,036	24,197	31,405
Net change in unrealized appreciation (depreciation) on investments	905	(6,515)	(80,303)	223,851	125,087
NET GAIN (LOSS) ON INVESTMENTS	826	(5,795)	(44,267)	248,048	156,492

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,017	$(3,142)	$(45,804)	$243,606	$153,952
The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,430,786	$1,645,191	$5,935,598	$6,052,605	$7,090,273
Net Assets	$1,430,786	$1,645,191	$5,935,598	$6,052,605	$7,090,273

NET ASSETS, representing:
Accumulation units	$1,430,786	$1,645,191	$5,935,598	$6,052,605	$7,090,273
	$1,430,786	$1,645,191	$5,935,598	$6,052,605	$7,090,273

Units outstanding	30,115	56,718	217,956	168,677	236,901

Portfolio shares held	43,862	56,304	374,959	72,003	162,845
Portfolio net asset value per share	$32.62	$29.22	$15.83	$84.06	$43.54
Investment in portfolio shares, at cost	$796,519	$1,269,052	$3,698,472	$2,900,935	$5,005,162

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	1,035	1,244	7,815	10,475	9,591
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	1,035	1,244	7,815	10,475	9,591

NET INVESTMENT INCOME (LOSS)	(1,035)	(1,244)	(7,815)	(10,475)	(9,591)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,310	13,599	145,242	209,832	152,715
Net change in unrealized appreciation (depreciation) on investments	341,261	45,556	1,345,359	1,180,545	1,251,956
NET GAIN (LOSS) ON INVESTMENTS	366,571	59,155	1,490,601	1,390,377	1,404,671

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$365,536	$57,911	$1,482,786	$1,379,902	$1,395,080
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,037,112	$1,920,997	$3,911,114	$4,762,068	$—
Net Assets	$2,037,112	$1,920,997	$3,911,114	$4,762,068	$—

NET ASSETS, representing:
Accumulation units	$2,037,112	$1,920,997	$3,911,114	$4,762,068	$—
	$2,037,112	$1,920,997	$3,911,114	$4,762,068	$—

Units outstanding	163,574	122,222	182,929	302,528	—

Portfolio shares held	175,462	87,239	142,016	130,218	—
Portfolio net asset value per share	$11.61	$22.02	$27.54	$36.57	$—
Investment in portfolio shares, at cost	$1,946,211	$1,801,744	$2,924,206	$3,780,285	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	11/13/2020**
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	2,589	1,542	5,082	5,740	2,045
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	2,589	1,542	5,082	5,740	2,045

NET INVESTMENT INCOME (LOSS)	(2,589)	(1,542)	(5,082)	(5,740)	(2,045)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,713	(8,023)	35,085	62,521	(45,891)
Net change in unrealized appreciation (depreciation) on investments	40,163	(8,146)	469,038	532,452	(28,236)
NET GAIN (LOSS) ON INVESTMENTS	42,876	(16,169)	504,123	594,973	(74,127)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$40,287	$(17,711)	$499,041	$589,233	$(76,172)

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	M Capital Appreciation Fund	American Century VP Mid Cap Value Fund (Class I)	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
ASSETS
Investment in the portfolios, at fair value	$141,568	$1,001,592	$8,687,250	$6,631,086	$770,882
Net Assets	$141,568	$1,001,592	$8,687,250	$6,631,086	$770,882

NET ASSETS, representing:
Accumulation units	$141,568	$1,001,592	$8,687,250	$6,631,086	$770,882
	$141,568	$1,001,592	$8,687,250	$6,631,086	$770,882

Units outstanding	2,556	31,545	452,348	141,339	33,464

Portfolio shares held	4,921	48,763	261,901	84,236	16,564
Portfolio net asset value per share	$28.77	$20.54	$33.17	$78.72	$46.54
Investment in portfolio shares, at cost	$125,759	$938,196	$5,641,891	$2,506,212	$621,605

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	M Capital Appreciation Fund	American Century VP Mid Cap Value Fund (Class I)	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$15,958	$—	$—	$3,612

EXPENSES
Charges for mortality and expense risk	—	859	15,166	9,630	890
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	—	859	15,166	9,630	890

NET INVESTMENT INCOME (LOSS)	—	15,099	(15,166)	(9,630)	2,722

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,752	—	—	—	4,839
Net realized gain (loss) on shares redeemed	(922)	(6,739)	113,425	218,946	5,159
Net change in unrealized appreciation (depreciation) on investments	20,341	10,139	37,141	1,954,680	124,063
NET GAIN (LOSS) ON INVESTMENTS	22,171	3,400	150,566	2,173,626	134,061

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$22,171	$18,499	$135,400	$2,163,996	$136,783

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST T. Rowe Price Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,962,098	$3,279,807	$279,756	$20,814,669	$12,013,916
Net Assets	$3,962,098	$3,279,807	$279,756	$20,814,669	$12,013,916

NET ASSETS, representing:
Accumulation units	$3,962,098	$3,279,807	$279,756	$20,814,669	$12,013,916
	$3,962,098	$3,279,807	$279,756	$20,814,669	$12,013,916

Units outstanding	136,881	188,185	13,844	559,112	828,100

Portfolio shares held	79,512	92,833	9,089	322,608	756,068
Portfolio net asset value per share	$49.83	$35.33	$30.78	$64.52	$15.89
Investment in portfolio shares, at cost	$2,117,469	$2,927,646	$235,481	$11,504,575	$9,735,672

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST T. Rowe Price Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$66,220	$807	$—	$—

EXPENSES
Charges for mortality and expense risk	4,456	4,222	393	32,931	25,233
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	4,456	4,222	393	32,931	25,233

NET INVESTMENT INCOME (LOSS)	(4,456)	61,998	414	(32,931)	(25,233)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	69,051	8,879	—	—
Net realized gain (loss) on shares redeemed	98,266	7,127	2,153	640,081	97,198
Net change in unrealized appreciation (depreciation) on investments	845,363	45,532	24,407	4,658,320	677,627
NET GAIN (LOSS) ON INVESTMENTS	943,629	121,710	35,439	5,298,401	774,825

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$939,173	$183,708	$35,853	$5,265,470	$749,592

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,050,389	$14,577,053	$46,208,299	$7,474,217	$1,509,877
Net Assets	$10,050,389	$14,577,053	$46,208,299	$7,474,217	$1,509,877

NET ASSETS, representing:
Accumulation units	$10,050,389	$14,577,053	$46,208,299	$7,474,217	$1,509,877
	$10,050,389	$14,577,053	$46,208,299	$7,474,217	$1,509,877

Units outstanding	326,010	668,089	1,917,809	378,930	57,155

Portfolio shares held	266,518	784,556	2,018,711	379,402	84,445
Portfolio net asset value per share	$37.71	$18.58	$22.89	$19.70	$17.88
Investment in portfolio shares, at cost	$7,339,926	$9,010,063	$29,844,222	$5,181,677	$1,169,560

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk	19,745	23,763	85,434	14,910	3,137
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	19,745	23,763	85,434	14,910	3,137

NET INVESTMENT INCOME (LOSS)	(19,745)	(23,763)	(85,434)	(14,910)	(3,137)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,304	350,128	977,984	147,982	20,714
Net change in unrealized appreciation (depreciation) on investments	979,880	554,199	3,889,366	469,732	114,341
NET GAIN (LOSS) ON INVESTMENTS	1,095,184	904,327	4,867,350	617,714	135,055

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,075,439	$880,564	$4,781,916	$602,804	$131,918
The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST AllianzGI World Trends Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio
ASSETS
Investment in the portfolios, at fair value	$12,655,815	$3,507,090	$1,709,471	$295,104	$45,080,432
Net Assets	$12,655,815	$3,507,090	$1,709,471	$295,104	$45,080,432

NET ASSETS, representing:
Accumulation units	$12,655,815	$3,507,090	$1,709,471	$295,104	$45,080,432
	$12,655,815	$3,507,090	$1,709,471	$295,104	$45,080,432

Units outstanding	439,340	111,041	66,724	17,497	2,790,059

Portfolio shares held	654,385	146,495	93,875	14,874	2,755,528
Portfolio net asset value per share	$19.34	$23.94	$18.21	$19.84	$16.36
Investment in portfolio shares, at cost	$10,141,006	$2,593,017	$1,231,548	$263,704	$31,867,956

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST AllianzGI World Trends Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$—	$987	$—

EXPENSES
Charges for mortality and expense risk	25,785	7,026	3,588	361	73,578
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	25,785	7,026	3,588	361	73,578

NET INVESTMENT INCOME (LOSS)	(25,785)	(7,026)	(3,588)	626	(73,578)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	51,207	39,027	13,534	(4,765)	653,731
Net change in unrealized appreciation (depreciation) on investments	761,551	289,716	196,867	31,688	1,293,342
NET GAIN (LOSS) ON INVESTMENTS	812,758	328,743	210,401	26,923	1,947,073

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$786,973	$321,717	$206,813	$27,549	$1,873,495

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$4,422,835	$997,290	$848,225	$3,289,614	$1,930,057
Net Assets	$4,422,835	$997,290	$848,225	$3,289,614	$1,930,057

NET ASSETS, representing:
Accumulation units	$4,422,835	$997,290	$848,225	$3,289,614	$1,930,057
	$4,422,835	$997,290	$848,225	$3,289,614	$1,930,057

Units outstanding	237,664	69,711	66,746	198,421	129,183

Portfolio shares held	267,726	75,097	66,319	199,129	144,790
Portfolio net asset value per share	$16.52	$13.28	$12.79	$16.52	$13.33
Investment in portfolio shares, at cost	$3,799,961	$911,537	$811,994	$2,868,498	$1,628,409

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$46,407	$10,600	$11,176	$43,752	$21,772

EXPENSES
Charges for mortality and expense risk	6,591	1,334	840	5,466	3,100
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	6,591	1,334	840	5,466	3,100

NET INVESTMENT INCOME (LOSS)	39,816	9,266	10,336	38,286	18,672

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	37,008	242	1,032	16,142	2,778
Net realized gain (loss) on shares redeemed	54,583	(1,981)	446	(394)	2,357
Net change in unrealized appreciation (depreciation) on investments	448,351	58,055	27,694	344,651	177,522
NET GAIN (LOSS) ON INVESTMENTS	539,942	56,316	29,172	360,399	182,657

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$579,758	$65,582	$39,508	$398,685	$201,329
The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
ASSETS
Investment in the portfolios, at fair value	$584,404	$1,373,759	$1,381,601	$9,979,753	$4,408,690
Net Assets	$584,404	$1,373,759	$1,381,601	$9,979,753	$4,408,690

NET ASSETS, representing:
Accumulation units	$584,404	$1,373,759	$1,381,601	$9,979,753	$4,408,690
	$584,404	$1,373,759	$1,381,601	$9,979,753	$4,408,690

Units outstanding	38,739	86,948	86,772	346,824	207,062

Portfolio shares held	49,526	116,816	112,784	83,744	80,657
Portfolio net asset value per share	$11.80	$11.76	$12.25	$119.17	$54.66
Investment in portfolio shares, at cost	$558,966	$1,310,935	$1,302,244	$6,981,507	$3,873,518

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$11,513	$25,815	$28,342	$19,193	$49,012

EXPENSES
Charges for mortality and expense risk	1,325	2,895	2,960	13,136	6,979
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	1,325	2,895	2,960	13,136	6,979

NET INVESTMENT INCOME (LOSS)	10,188	22,920	25,382	6,057	42,033

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	7,070	—	10,671	129,203	82,492
Net realized gain (loss) on shares redeemed	265	(10,678)	(5,249)	54,716	3,184
Net change in unrealized appreciation (depreciation) on investments	11,271	52,675	38,528	2,744,117	422,018
NET GAIN (LOSS) ON INVESTMENTS	18,606	41,997	43,950	2,928,036	507,694

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$28,794	$64,917	$69,332	$2,934,093	$549,727
The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
ASSETS
Investment in the portfolios, at fair value	$6,039,632	$4,595,516	$430,499	$41,354	$1,121,062
Net Assets	$6,039,632	$4,595,516	$430,499	$41,354	$1,121,062

NET ASSETS, representing:
Accumulation units	$6,039,632	$4,595,516	$430,499	$41,354	$1,121,062
	$6,039,632	$4,595,516	$430,499	$41,354	$1,121,062

Units outstanding	291,813	282,379	35,469	1,869	42,126

Portfolio shares held	129,245	123,237	38,541	813	65,444
Portfolio net asset value per share	$46.73	$37.29	$11.17	$50.85	$17.13
Investment in portfolio shares, at cost	$4,785,707	$3,833,238	$414,128	$36,901	$990,209

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$2,125	$12,416	$9,721	$257	$2,113

EXPENSES
Charges for mortality and expense risk	8,583	6,335	676	33	384
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	8,583	6,335	676	33	384

NET INVESTMENT INCOME (LOSS)	(6,458)	6,081	9,045	224	1,729

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	15,674	—	—	2,645	8,004
Net realized gain (loss) on shares redeemed	19,285	(16,843)	(4,953)	(681)	11,512
Net change in unrealized appreciation (depreciation) on investments	1,072,207	774,796	23,583	4,554	125,533
NET GAIN (LOSS) ON INVESTMENTS	1,107,166	757,953	18,630	6,518	145,049

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,100,708	$764,034	$27,675	$6,742	$146,778
The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)
ASSETS
Investment in the portfolios, at fair value	$754,219	$3,252,129	$1,002,902	$83,117	$2,843,195
Net Assets	$754,219	$3,252,129	$1,002,902	$83,117	$2,843,195

NET ASSETS, representing:
Accumulation units	$754,219	$3,252,129	$1,002,902	$83,117	$2,843,195
	$754,219	$3,252,129	$1,002,902	$83,117	$2,843,195

Units outstanding	35,482	218,851	76,982	6,554	224,442

Portfolio shares held	34,220	138,153	66,682	5,010	201,359
Portfolio net asset value per share	$22.04	$23.54	$15.04	$16.59	$14.12
Investment in portfolio shares, at cost	$751,146	$2,750,242	$986,557	$97,486	$2,739,103

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$11,584	$16,180	$42,069	$2,146	$70,623

EXPENSES
Charges for mortality and expense risk	624	4,550	1,426	160	4,162
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	624	4,550	1,426	160	4,162

NET INVESTMENT INCOME (LOSS)	10,960	11,630	40,643	1,986	66,461

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	33,565	—	596	2,984	—
Net realized gain (loss) on shares redeemed	(5,728)	(1,106)	(8,840)	(2,899)	8,415
Net change in unrealized appreciation (depreciation) on investments	18,540	423,069	(1,000)	(8,838)	79,645
NET GAIN (LOSS) ON INVESTMENTS	46,377	421,963	(9,244)	(8,753)	88,060

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$57,337	$433,593	$31,399	$(6,767)	$154,521
The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Hartford Growth Opportunities HLS Fund (Class IB)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$1,440,907	$—	$952,907	$23,490,315	$1,192,212
Net Assets	$1,440,907	$—	$952,907	$23,490,315	$1,192,212

NET ASSETS, representing:
Accumulation units	$1,440,907	$—	$952,907	$23,490,315	$1,192,212
	$1,440,907	$—	$952,907	$23,490,315	$1,192,212

Units outstanding	88,226	—	53,711	1,071,354	76,565

Portfolio shares held	70,633	—	67,343	64,053	63,687
Portfolio net asset value per share	$20.40	$—	$14.15	$366.73	$18.72
Investment in portfolio shares, at cost	$1,383,709	$—	$898,190	$19,375,673	$1,214,606

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Hartford Growth Opportunities HLS Fund (Class IB)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	9/18/2020**	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$15,098	$—	$14,184	$265,246	$21,414

EXPENSES
Charges for mortality and expense risk	1,973	548	1,831	33,952	2,202
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	1,973	548	1,831	33,952	2,202

NET INVESTMENT INCOME (LOSS)	13,125	(548)	12,353	231,294	19,212

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	42,314	396,685	8,747	27,472	15,764
Net realized gain (loss) on shares redeemed	(5,326)	(149,750)	(6,006)	44,709	(12,507)
Net change in unrealized appreciation (depreciation) on investments	8,391	21,969	60,421	3,250,272	44,525
NET GAIN (LOSS) ON INVESTMENTS	45,379	268,904	63,162	3,322,453	47,782

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$58,504	$268,356	$75,515	$3,553,747	$66,994

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2020

	SUBACCOUNTS
	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)	Calvert VP EAFE International Index Portfolio (Class F)	AST Global Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$6,192,975	$3,398,312	$1,849,038	$383,186	$1,680,462
Net Assets	$6,192,975	$3,398,312	$1,849,038	$383,186	$1,680,462

NET ASSETS, representing:
Accumulation units	$6,192,975	$3,398,312	$1,849,038	$383,186	$1,680,462
	$6,192,975	$3,398,312	$1,849,038	$383,186	$1,680,462

Units outstanding	553,318	194,561	157,594	33,048	166,584

Portfolio shares held	290,341	28120	15280	4094	136401
Portfolio net asset value per share	$21.33	$120.85	$121.01	$93.60	$12.32
Investment in portfolio shares, at cost	$5,516,323	$2,639,618	$1,629,586	$343,555	$1,666,234

STATEMENTS OF OPERATIONS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)	Calvert VP EAFE International Index Portfolio (Class F)	AST Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	11/13/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$9,609	$15,061	$9,750	$—

EXPENSES
Charges for mortality and expense risk	14,017	4,306	2,774	535	353
Reimbursement for excess expenses	—	—	—	—	—
NET EXPENSES	14,017	4,306	2,774	535	353

NET INVESTMENT INCOME (LOSS)	(14,017)	5,303	12,287	9,215	(353)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	74,688	44,199	—	—
Net realized gain (loss) on shares redeemed	(9,628)	12,550	(2,689)	140	42
Net change in unrealized appreciation (depreciation) on investments	76,004	702,938	203,382	34,122	14,229
NET GAIN (LOSS) ON INVESTMENTS	66,376	790,176	244,892	34,262	14,271

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$52,359	$795,479	$257,179	$43,477	$13,918

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(22,923)	$(412,677)	$(1,312,575)	$(1,411,391)	$(698,499)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,905,056	9,300,832	9,914,801	5,316,643
Net change in unrealized appreciation (depreciation) on investments	—	9,737,461	61,609,978	21,743,299	11,389,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,923)	12,229,840	69,598,235	30,246,709	16,007,869

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	124,966,268	2,210,696	4,736,527	8,161,950	4,089,939
Policy loans	(1,125,873)	(450,965)	(2,396,675)	(3,303,976)	(1,284,098)
Policy loan repayments and interest	195,148	538,918	3,226,246	4,443,623	1,756,664
Surrenders, withdrawals and death benefits	(1,174,705)	(10,963,104)	(10,512,677)	(16,008,326)	(7,639,282)
Net transfers between other subaccounts
or fixed rate option	(90,616,143)	2,936,668	(2,091,940)	161,436	(467,847)
Miscellaneous transactions	6,432	(23,709)	(240,625)	(136,717)	(74,215)
Other charges	(3,330,554)	(2,461,966)	(4,141,711)	(6,171,479)	(3,125,235)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,920,573	(8,213,462)	(11,420,855)	(12,853,489)	(6,744,074)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,897,650	4,016,378	58,177,380	17,393,220	9,263,795

NET ASSETS
Beginning of period	15,162,884	151,691,534	254,437,557	343,415,360	152,054,474
End of period	$44,060,534	$155,707,912	$312,614,937	$360,808,580	$161,318,269

Beginning units	6,600,934	42,185,599	14,692,428	24,007,405	14,064,718
Units issued	14,002,183	976,905	291,033	230,092	171,405
Units redeemed	(10,590,056)	(3,767,366)	(812,119)	(1,220,568)	(868,530)
Ending units	10,013,061	39,395,138	14,171,342	23,016,929	13,367,593
The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential High Yield Bond Portfolio	Prudential Stock Index Portfolio	Prudential Value Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)	Prudential Global Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(100,460)	$(464,395)	$(157,927)	$(32,165)	$(86,505)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	160,670	4,016,286	705,516	(231,216)	654,268
Net change in unrealized appreciation (depreciation) on investments	1,529,647	21,253,024	525,574	1,116,978	2,481,426
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,589,857	24,804,915	1,073,163	853,597	3,049,189

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,225,861	8,639,954	1,180,155	486,540	907,424
Policy loans	(195,881)	(1,263,743)	(373,910)	(120,011)	(266,909)
Policy loan repayments and interest	249,815	838,649	295,032	208,914	191,518
Surrenders, withdrawals and death benefits	(842,394)	(3,858,754)	(1,179,509)	(374,071)	(714,088)
Net transfers between other subaccounts
or fixed rate option	446,442	22,649,681	287,193	(132,729)	218,770
Miscellaneous transactions	38,611	3,028	(12,228)	(675)	(12,364)
Other charges	(761,736)	(4,174,162)	(766,170)	(187,210)	(470,299)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	160,718	22,834,653	(569,437)	(119,242)	(145,948)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,750,575	47,639,568	503,726	734,355	2,903,241

NET ASSETS
Beginning of period	24,468,410	114,549,780	37,122,468	7,008,803	19,935,496
End of period	$26,218,985	$162,189,348	$37,626,194	$7,743,158	$22,838,737

Beginning units	4,574,180	15,759,267	2,630,093	668,703	4,669,813
Units issued	313,443	2,176,161	89,547	75,026	246,845
Units redeemed	(373,762)	(1,689,478)	(147,977)	(69,352)	(318,230)
Ending units	4,513,861	16,245,950	2,571,663	674,377	4,598,428
The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(17,386)	$(350,763)	$(84,515)	$(121)	$24
Capital gains distributions received	—	—	—	1,844	47,378
Net realized gain (loss) on shares redeemed	58,435	4,084,475	579,564	30	61,277
Net change in unrealized appreciation (depreciation) on investments	131,961	32,263,196	1,207,646	3,796	24,149
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	173,010	35,996,908	1,702,695	5,549	132,828

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	90,239	2,331,183	528,072	—	5,753
Policy loans	(15,414)	(860,955)	(174,447)	—	—
Policy loan repayments and interest	17,165	832,812	237,577	—	—
Surrenders, withdrawals and death benefits	(76,827)	(3,323,895)	(626,400)	—	(221,911)
Net transfers between other subaccounts
or fixed rate option	157,545	2,870,020	(356,166)	—	—
Miscellaneous transactions	(452)	(54,626)	5,261	—	2,323
Other charges	(66,442)	(1,663,772)	(295,939)	(409)	(10,379)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	105,814	130,767	(682,042)	(409)	(224,214)

TOTAL INCREASE (DECREASE) IN NET ASSETS	278,824	36,127,675	1,020,653	5,140	(91,386)

NET ASSETS
Beginning of period	2,599,497	64,544,454	18,059,450	41,914	549,294
End of period	$2,878,321	$100,672,129	$19,080,103	$47,054	$457,908

Beginning units	552,343	9,588,883	1,588,947	26,246	249,360
Units issued	98,901	526,560	35,880	—	2,429
Units redeemed	(77,123)	(671,396)	(123,269)	(269)	(103,625)
Ending units	574,121	9,444,047	1,501,558	25,977	148,164
The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(2,632)	$5,986	$(1,950)	$(32,127)	$2,229
Capital gains distributions received	19,236	10,983	41,065	—	180,536
Net realized gain (loss) on shares redeemed	2,067	3,296	(4,152)	205,353	36,961
Net change in unrealized appreciation (depreciation) on investments	63,198	(21,454)	54,468	426,402	426,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,869	(1,189)	89,431	599,628	645,869

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,187	2,879	2,327	1,186,981	86,671
Policy loans	(1,231)	—	—	(143,647)	(28,919)
Policy loan repayments and interest	1,031	—	—	138,465	31,213
Surrenders, withdrawals and death benefits	—	(4,349)	(206,821)	(305,327)	(23,029)
Net transfers between other subaccounts
or fixed rate option	—	—	—	1,240,428	(30,944)
Miscellaneous transactions	—	—	2,259	1,217	(158)
Other charges	(1,706)	(8,798)	(5,533)	(546,471)	(51,704)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,281	(10,268)	(207,768)	1,571,646	(16,870)

TOTAL INCREASE (DECREASE) IN NET ASSETS	84,150	(11,457)	(118,337)	2,171,274	628,999

NET ASSETS
Beginning of period	262,395	489,660	271,498	15,149,964	2,039,539
End of period	$346,545	$478,203	$153,161	$17,321,238	$2,668,538

Beginning units	114,114	112,733	127,701	3,436,150	666,967
Units issued	2,312	772	1,126	380,178	37,839
Units redeemed	(1,103)	(3,493)	(81,959)	(204,207)	(44,919)
Ending units	115,323	110,012	46,868	3,612,121	659,887
The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(51,402)	$(12,943)	$7,784	$36	$—
Capital gains distributions received	—	—	—	1,477	20,530
Net realized gain (loss) on shares redeemed	811,540	193,625	(11,919)	(459)	2,223
Net change in unrealized appreciation (depreciation) on investments	8,205,491	1,427,997	119,458	8,550	17,887
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	8,965,629	1,608,679	115,323	9,604	40,640

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	999,418	397,231	110,965	2,284	9,285
Policy loans	(405,731)	(68,341)	(4,168)	—	—
Policy loan repayments and interest	121,076	50,103	2,143	—	—
Surrenders, withdrawals and death benefits	(443,527)	(106,196)	(67,531)	(1,773)	—
Net transfers between other subaccounts
or fixed rate option	376,572	(154,636)	21,013	—	—
Miscellaneous transactions	(6,088)	(169)	26	(12)	—
Other charges	(672,183)	(210,532)	(39,916)	(1,129)	(7,970)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,463)	(92,540)	22,532	(630)	1,315

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,935,166	1,516,139	137,855	8,974	41,955

NET ASSETS
Beginning of period	19,260,069	5,088,785	737,259	115,723	141,201
End of period	$28,195,235	$6,604,924	$875,114	$124,697	$183,156

Beginning units	4,002,742	1,906,168	76,878	29,546	2,798
Units issued	161,488	135,106	17,307	715	163
Units redeemed	(282,458)	(167,755)	(15,460)	(881)	(146)
Ending units	3,881,772	1,873,519	78,725	29,380	2,815
The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$191	$2,653	$(1,537)	$(4,442)	$(2,540)
Capital gains distributions received	—	1,425	—	—	—
Net realized gain (loss) on shares redeemed	(79)	(705)	36,036	24,197	31,405
Net change in unrealized appreciation (depreciation) on investments	905	(6,515)	(80,303)	223,851	125,087
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,017	(3,142)	(45,804)	243,606	153,952

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	12,999	189,709	356,738	239,383
Policy loans	—	—	(48,685)	(34,237)	(15,487)
Policy loan repayments and interest	—	—	7,086	10,127	15,111
Surrenders, withdrawals and death benefits	—	—	(26,658)	(55,244)	(15,344)
Net transfers between other subaccounts
or fixed rate option	—	—	6,751	125,097	762,261
Miscellaneous transactions	—	—	114	1,573	1,030
Other charges	(584)	(6,568)	(78,145)	(163,673)	(112,796)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(584)	6,431	50,172	240,381	874,158

TOTAL INCREASE (DECREASE) IN NET ASSETS	433	3,289	4,368	483,987	1,028,110

NET ASSETS
Beginning of period	12,834	144,408	1,716,558	2,000,216	1,471,877
End of period	$13,267	$147,697	$1,720,926	$2,484,203	$2,499,987

Beginning units	644	4,417	54,688	96,211	82,030
Units issued	—	482	7,028	18,285	87,213
Units redeemed	(33)	(234)	(5,232)	(6,960)	(14,528)
Ending units	611	4,665	56,484	107,536	154,715
The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(1,035)	$(1,244)	$(7,815)	$(10,475)	$(9,591)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,310	13,599	145,242	209,832	152,715
Net change in unrealized appreciation (depreciation) on investments	341,261	45,556	1,345,359	1,180,545	1,251,956
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	365,536	57,911	1,482,786	1,379,902	1,395,080

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	142,647	262,435	683,333	397,280	803,553
Policy loans	(9,039)	(49,606)	(51,205)	(98,269)	(69,067)
Policy loan repayments and interest	3,540	11,232	8,168	28,318	8,851
Surrenders, withdrawals and death benefits	(41,708)	(35,429)	(119,040)	(99,289)	(138,153)
Net transfers between other subaccounts
or fixed rate option	245,530	46,947	459,165	536,466	1,923,891
Miscellaneous transactions	1,039	3,169	1,228	(1,885)	1,120
Other charges	(57,080)	(83,321)	(316,263)	(222,662)	(344,179)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	284,929	155,427	665,386	539,959	2,186,016

TOTAL INCREASE (DECREASE) IN NET ASSETS	650,465	213,338	2,148,172	1,919,861	3,581,096

NET ASSETS
Beginning of period	780,321	1,431,853	3,787,426	4,132,744	3,509,177
End of period	$1,430,786	$1,645,191	$5,935,598	$6,052,605	$7,090,273

Beginning units	22,180	49,739	175,071	143,041	147,233
Units issued	10,224	13,366	59,577	38,568	109,641
Units redeemed	(2,289)	(6,387)	(16,692)	(12,932)	(19,973)
Ending units	30,115	56,718	217,956	168,677	236,901
The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	11/13/2020**

OPERATIONS
Net investment income (loss)	$(2,589)	$(1,542)	$(5,082)	$(5,740)	$(2,045)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,713	(8,023)	35,085	62,521	(45,891)
Net change in unrealized appreciation (depreciation) on investments	40,163	(8,146)	469,038	532,452	(28,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,287	(17,711)	499,041	589,233	(76,172)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	196,651	246,189	456,253	554,740	128,997
Policy loans	(12,985)	(38,705)	(62,739)	(56,170)	(9,963)
Policy loan repayments and interest	24,368	21,417	8,315	9,469	5,060
Surrenders, withdrawals and death benefits	(39,954)	(38,982)	(23,737)	(30,533)	(11,216)
Net transfers between other subaccounts
or fixed rate option	756,711	41,271	750,882	1,116,524	(1,280,441)
Miscellaneous transactions	(705)	(203)	1,848	12	(559)
Other charges	(102,982)	(91,529)	(194,369)	(178,115)	(72,002)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	821,104	139,458	936,453	1,415,927	(1,240,124)

TOTAL INCREASE (DECREASE) IN NET ASSETS	861,391	121,747	1,435,494	2,005,160	(1,316,296)

NET ASSETS
Beginning of period	1,175,721	1,799,250	2,475,620	2,756,908	1,316,296
End of period	$2,037,112	$1,920,997	$3,911,114	$4,762,068	$—

Beginning units	92,802	111,822	120,052	183,052	107,713
Units issued	92,107	21,034	71,845	140,954	30,530
Units redeemed	(21,335)	(10,634)	(8,968)	(21,478)	(138,243)
Ending units	163,574	122,222	182,929	302,528	—

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	M Capital Appreciation Fund	American Century VP Mid Cap Value Fund (Class I)	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$—	$15,099	$(15,166)	$(9,630)	$2,722
Capital gains distributions received	2,752	—	—	—	4,839
Net realized gain (loss) on shares redeemed	(922)	(6,739)	113,425	218,946	5,159
Net change in unrealized appreciation (depreciation) on investments	20,341	10,139	37,141	1,954,680	124,063
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,171	18,499	135,400	2,163,996	136,783

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,285	122,784	560,732	344,688	68,694
Policy loans	—	(6,794)	(74,255)	(127,730)	(27,717)
Policy loan repayments and interest	—	2,011	85,056	36,896	2,638
Surrenders, withdrawals and death benefits	—	(36,713)	(150,502)	(91,592)	(38)
Net transfers between other subaccounts
or fixed rate option	—	8,171	724,924	(113,971)	289,931
Miscellaneous transactions	—	(30)	2,014	3,801	569
Other charges	(5,389)	(47,783)	(284,573)	(191,983)	(42,091)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,896	41,646	863,396	(139,891)	291,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	26,067	60,145	998,796	2,024,105	428,769

NET ASSETS
Beginning of period	115,501	941,447	7,688,454	4,606,981	342,113
End of period	$141,568	$1,001,592	$8,687,250	$6,631,086	$770,882

Beginning units	2,455	29,980	386,482	145,419	15,043
Units issued	230	4,851	100,169	10,393	21,280
Units redeemed	(129)	(3,286)	(34,303)	(14,473)	(2,859)
Ending units	2,556	31,545	452,348	141,339	33,464
The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST T. Rowe Price Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(4,456)	$61,998	$414	$(32,931)	$(25,233)
Capital gains distributions received	—	69,051	8,879	—	—
Net realized gain (loss) on shares redeemed	98,266	7,127	2,153	640,081	97,198
Net change in unrealized appreciation (depreciation) on investments	845,363	45,532	24,407	4,658,320	677,627
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	939,173	183,708	35,853	5,265,470	749,592

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	395,476	436,073	46,413	1,656,097	758,107
Policy loans	(59,464)	(89,845)	(1,777)	(139,874)	(130,351)
Policy loan repayments and interest	20,942	26,937	3,646	52,998	94,069
Surrenders, withdrawals and death benefits	(66,736)	(68,718)	(179)	(297,765)	(249,148)
Net transfers between other subaccounts
or fixed rate option	119,291	518,768	(4,164)	3,267,589	1,092,625
Miscellaneous transactions	983	344	55	2,614	(71)
Other charges	(187,228)	(178,566)	(20,888)	(820,543)	(466,651)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	223,264	644,993	23,106	3,721,116	1,098,580

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,162,437	828,701	58,959	8,986,586	1,848,172

NET ASSETS
Beginning of period	2,799,661	2,451,106	220,797	11,828,083	10,165,744
End of period	$3,962,098	$3,279,807	$279,756	$20,814,669	$12,013,916

Beginning units	122,109	138,015	11,941	400,837	736,484
Units issued	25,615	68,963	4,783	196,721	139,601
Units redeemed	(10,843)	(18,793)	(2,880)	(38,446)	(47,985)
Ending units	136,881	188,185	13,844	559,112	828,100

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(19,745)	$(23,763)	$(85,434)	$(14,910)	$(3,137)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	115,304	350,128	977,984	147,982	20,714
Net change in unrealized appreciation (depreciation) on investments	979,880	554,199	3,889,366	469,732	114,341
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,075,439	880,564	4,781,916	602,804	131,918

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,236,094	917,918	4,183,551	607,590	192,342
Policy loans	(268,166)	(246,130)	(330,132)	(104,755)	(23,674)
Policy loan repayments and interest	72,127	97,516	180,855	44,977	10,851
Surrenders, withdrawals and death benefits	(124,676)	(428,459)	(1,190,008)	(234,809)	(34,652)
Net transfers between other subaccounts
or fixed rate option	1,396,188	(160,634)	2,303,763	(1,114)	151,204
Miscellaneous transactions	(710)	594	4,596	(662)	(235)
Other charges	(620,905)	(460,801)	(2,014,148)	(373,676)	(105,567)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,689,952	(279,996)	3,138,477	(62,449)	190,269

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,765,391	600,568	7,920,393	540,355	322,187

NET ASSETS
Beginning of period	7,284,998	13,976,485	38,287,906	6,933,862	1,187,690
End of period	$10,050,389	$14,577,053	$46,208,299	$7,474,217	$1,509,877

Beginning units	265,263	678,028	1,772,122	382,639	48,775
Units issued	78,426	41,785	286,384	30,360	14,091
Units redeemed	(17,679)	(51,724)	(140,697)	(34,069)	(5,711)
Ending units	326,010	668,089	1,917,809	378,930	57,155
The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST AllianzGI World Trends Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(25,785)	$(7,026)	$(3,588)	$626	$(73,578)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	51,207	39,027	13,534	(4,765)	653,731
Net change in unrealized appreciation (depreciation) on investments	761,551	289,716	196,867	31,688	1,293,342
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	786,973	321,717	206,813	27,549	1,873,495

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,611,844	450,216	216,384	38,592	3,952,537
Policy loans	(77,179)	(14,281)	(14,498)	(6,509)	(1,011,486)
Policy loan repayments and interest	31,992	15,031	7,742	2,291	499,362
Surrenders, withdrawals and death benefits	(197,370)	(84,092)	(19,158)	(26,546)	(1,366,794)
Net transfers between other subaccounts
or fixed rate option	1,161,437	537,718	80,102	74,867	(397,562)
Miscellaneous transactions	(1,281)	(246)	102	(14)	(5,329)
Other charges	(757,305)	(194,725)	(110,427)	(15,895)	(1,894,957)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,772,138	709,621	160,247	66,786	(224,229)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,559,111	1,031,338	367,060	94,335	1,649,266

NET ASSETS
Beginning of period	10,096,704	2,475,752	1,342,411	200,769	43,431,166
End of period	$12,655,815	$3,507,090	$1,709,471	$295,104	$45,080,432

Beginning units	370,105	86,542	59,635	12,062	2,809,843
Units issued	88,647	31,236	10,287	8,922	206,519
Units redeemed	(19,412)	(6,737)	(3,198)	(3,487)	(226,303)
Ending units	439,340	111,041	66,724	17,497	2,790,059

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$39,816	$9,266	$10,336	$38,286	$18,672
Capital gains distributions received	37,008	242	1,032	16,142	2,778
Net realized gain (loss) on shares redeemed	54,583	(1,981)	446	(394)	2,357
Net change in unrealized appreciation (depreciation) on investments	448,351	58,055	27,694	344,651	177,522
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	579,758	65,582	39,508	398,685	201,329

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	460,297	176,331	45,019	290,181	238,051
Policy loans	(13,367)	(3,706)	(14,763)	(13,558)	(1,925)
Policy loan repayments and interest	3,915	144	1,414	1,116	337
Surrenders, withdrawals and death benefits	(45,560)	(7,247)	—	(13,056)	(10,779)
Net transfers between other subaccounts
or fixed rate option	378,441	260,105	572,409	578,169	494,972
Miscellaneous transactions	828	(10)	(50)	643	(12,957)
Other charges	(239,702)	(109,108)	(21,416)	(154,852)	(154,772)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	544,852	316,509	582,613	688,643	552,927

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,124,610	382,091	622,121	1,087,328	754,256

NET ASSETS
Beginning of period	3,298,225	615,199	226,104	2,202,286	1,175,801
End of period	$4,422,835	$997,290	$848,225	$3,289,614	$1,930,057

Beginning units	197,374	44,624	17,660	150,936	84,599
Units issued	72,438	34,404	53,946	57,026	57,121
Units redeemed	(32,148)	(9,317)	(4,860)	(9,541)	(12,537)
Ending units	237,664	69,711	66,746	198,421	129,183
The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$10,188	$22,920	$25,382	$6,057	$42,033
Capital gains distributions received	7,070	—	10,671	129,203	82,492
Net realized gain (loss) on shares redeemed	265	(10,678)	(5,249)	54,716	3,184
Net change in unrealized appreciation (depreciation) on investments	11,271	52,675	38,528	2,744,117	422,018
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	28,794	64,917	69,332	2,934,093	549,727

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	64,210	175,185	110,835	913,470	699,558
Policy loans	(80,137)	(84,472)	(89,807)	(6,097)	(7,823)
Policy loan repayments and interest	6,428	82,295	96,142	3,254	18,143
Surrenders, withdrawals and death benefits	(13,314)	(29,323)	(5,667)	(130,823)	(35,496)
Net transfers between other subaccounts
or fixed rate option	40,114	69,221	23,549	2,872,542	976,293
Miscellaneous transactions	1,232	2,812	1,398	1,791	(853)
Other charges	(41,402)	(91,713)	(63,178)	(531,015)	(322,689)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,869)	124,005	73,272	3,123,122	1,327,133

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,925	188,922	142,604	6,057,215	1,876,860

NET ASSETS
Beginning of period	578,479	1,184,837	1,238,997	3,922,538	2,531,830
End of period	$584,404	$1,373,759	$1,381,601	$9,979,753	$4,408,690

Beginning units	40,545	78,691	82,200	203,361	134,058
Units issued	13,693	22,560	13,913	159,577	82,312
Units redeemed	(15,499)	(14,303)	(9,341)	(16,114)	(9,308)
Ending units	38,739	86,948	86,772	346,824	207,062
The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(6,458)	$6,081	$9,045	$224	$1,729
Capital gains distributions received	15,674	—	—	2,645	8,004
Net realized gain (loss) on shares redeemed	19,285	(16,843)	(4,953)	(681)	11,512
Net change in unrealized appreciation (depreciation) on investments	1,072,207	774,796	23,583	4,554	125,533
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,100,708	764,034	27,675	6,742	146,778

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	536,132	581,184	89,416	9,072	67,105
Policy loans	(6,723)	(1,366)	(873)	(382)	(8,513)
Policy loan repayments and interest	14,595	1,566	1,011	244	1,052
Surrenders, withdrawals and death benefits	(31,801)	(47,169)	(2,696)	(2,573)	(6,890)
Net transfers between other subaccounts
or fixed rate option	2,203,173	1,031,078	9,687	(2,457)	845,335
Miscellaneous transactions	(1,364)	(1,974)	43	2	36
Other charges	(235,630)	(264,687)	(23,541)	(4,274)	(18,883)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,478,382	1,298,632	73,047	(368)	879,242

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,579,090	2,062,666	100,722	6,374	1,026,020

NET ASSETS
Beginning of period	2,460,542	2,532,850	329,777	34,980	95,042
End of period	$6,039,632	$4,595,516	$430,499	$41,354	$1,121,062

Beginning units	151,770	181,732	28,745	1,921	4,202
Units issued	148,462	119,389	9,522	373	42,782
Units redeemed	(8,419)	(18,742)	(2,798)	(425)	(4,858)
Ending units	291,813	282,379	35,469	1,869	42,126
The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$10,960	$11,630	$40,643	$1,986	$66,461
Capital gains distributions received	33,565	—	596	2,984	—
Net realized gain (loss) on shares redeemed	(5,728)	(1,106)	(8,840)	(2,899)	8,415
Net change in unrealized appreciation (depreciation) on investments	18,540	423,069	(1,000)	(8,838)	79,645
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	57,337	433,593	31,399	(6,767)	154,521

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	82,332	244,835	114,165	—	369,859
Policy loans	(7,460)	(4,277)	(3,014)	—	(14,572)
Policy loan repayments and interest	1,976	1,528	5	—	5,517
Surrenders, withdrawals and death benefits	(1,840)	(10,149)	(8,762)	(150)	(31,329)
Net transfers between other subaccounts
or fixed rate option	14,103	817,076	278,353	(4,397)	1,072,158
Miscellaneous transactions	267	(57)	(1,044)	—	172
Other charges	(39,249)	(128,357)	(57,975)	(5,429)	(161,772)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	50,129	920,599	321,728	(9,976)	1,240,033

TOTAL INCREASE (DECREASE) IN NET ASSETS	107,466	1,354,192	353,127	(16,743)	1,394,554

NET ASSETS
Beginning of period	646,753	1,897,937	649,775	99,860	1,448,641
End of period	$754,219	$3,252,129	$1,002,902	$83,117	$2,843,195

Beginning units	32,660	144,482	49,354	7,497	122,701
Units issued	5,248	82,449	41,148	—	129,306
Units redeemed	(2,426)	(8,080)	(13,520)	(943)	(27,565)
Ending units	35,482	218,851	76,982	6,554	224,442
The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Hartford Growth Opportunities HLS Fund (Class IB)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to
	12/31/2020	9/18/2020**	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$13,125	$(548)	$12,353	$231,294	$19,212
Capital gains distributions received	42,314	396,685	8,747	27,472	15,764
Net realized gain (loss) on shares redeemed	(5,326)	(149,750)	(6,006)	44,709	(12,507)
Net change in unrealized appreciation (depreciation) on investments	8,391	21,969	60,421	3,250,272	44,525
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,504	268,356	75,515	3,553,747	66,994

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	139,055	67,119	117,874	3,256,902	209,949
Policy loans	(2,568)	(27,136)	(14,265)	(18,245)	(2,582)
Policy loan repayments and interest	15,241	2,105	653	2,070	1,441
Surrenders, withdrawals and death benefits	(3,161)	(4,058)	(35,835)	(100,424)	(5,264)
Net transfers between other subaccounts
or fixed rate option	390,317	(929,338)	162,906	10,474,402	106,630
Miscellaneous transactions	177	17	56	(10,571)	1,424
Other charges	(69,632)	(26,915)	(71,103)	(1,063,244)	(67,471)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	469,429	(918,206)	160,286	12,540,890	244,127

TOTAL INCREASE (DECREASE) IN NET ASSETS	527,933	(649,850)	235,801	16,094,637	311,121

NET ASSETS
Beginning of period	912,974	649,850	717,106	7,395,678	881,091
End of period	$1,440,907	$—	$952,907	$23,490,315	$1,192,212

Beginning units	56,846	28,474	43,820	396,843	57,625
Units issued	37,067	5,515	14,901	704,542	25,741
Units redeemed	(5,687)	(33,989)	(5,010)	(30,031)	(6,801)
Ending units	88,226	—	53,711	1,071,354	76,565

** Date subaccount was no longer available for investment.
The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2020

	SUBACCOUNTS
	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)	Calvert VP EAFE International Index Portfolio (Class F)	AST Global Bond Portfolio
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	11/13/2020*
	to	to	to	to	to
	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020

OPERATIONS
Net investment income (loss)	$(14,017)	$5,303	$12,287	$9,215	$(353)
Capital gains distributions received	—	74,688	44,199	—	—
Net realized gain (loss) on shares redeemed	(9,628)	12,550	(2,689)	140	42
Net change in unrealized appreciation (depreciation) on investments	76,004	702,938	203,382	34,122	14,229
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	52,359	795,479	257,179	43,477	13,918

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	482,391	165,116	104,327	45,919	42,940
Policy loans	(42,397)	—	—	—	(404)
Policy loan repayments and interest	31,842	300	254	—	2,633
Surrenders, withdrawals and death benefits	(80,013)	(1,043)	(4,699)	(6,544)	—
Net transfers between other subaccounts
or fixed rate option	572,685	2,001,515	641,951	201,813	1,632,715
Miscellaneous transactions	(1,336)	14,472	106	140	(5)
Other charges	(192,014)	(92,858)	(61,678)	(23,024)	(11,335)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	771,158	2,087,502	680,261	218,304	1,666,544

TOTAL INCREASE (DECREASE) IN NET ASSETS	823,517	2,882,981	937,440	261,781	1,680,462

NET ASSETS
Beginning of period	5,369,458	515,331	911,598	121,405	—
End of period	$6,192,975	$3,398,312	$1,849,038	$383,186	$1,680,462

Beginning units	475,684	43,561	87,656	11,233	—
Units issued	107,908	158,098	76,145	23,628	167,599
Units redeemed	(30,274)	(7,098)	(6,207)	(1,813)	(1,015)
Ending units	553,318	194,561	157,594	33,048	166,584

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Money Market Portfolio (Class I)	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$189,742	$(393,291)	$(1,192,211)	$(1,370,712)	$(668,516)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	670,205	9,410,159	10,310,941	4,282,234
Net change in unrealized appreciation (depreciation) on investments	—	14,259,739	49,433,151	48,447,112	20,104,120

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	189,742	14,536,653	57,651,099	57,387,341	23,717,838

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	63,105,911	1,825,529	4,393,346	7,173,267	3,438,001
Policy loans	(616,168)	(608,760)	(3,432,735)	(4,008,257)	(1,658,930)
Policy loan repayments and interest	132,711	544,848	3,193,464	4,891,806	1,934,448
Surrenders, withdrawals and death benefits	(852,304)	(1,647,415)	(12,186,325)	(16,975,851)	(6,975,329)
Net transfers between other subaccounts
or fixed rate option	(54,990,175)	1,678,034	203,091	(1,019,994)	14,131
Miscellaneous transactions	38,844	(7,821)	(48,846)	(101,047)	(35,283)
Other charges	(1,406,257)	(2,194,495)	(4,043,440)	(6,192,185)	(3,074,298)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,412,562	(410,080)	(11,921,445)	(16,232,261)	(6,357,260)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,602,304	14,126,573	45,729,654	41,155,080	17,360,578

NET ASSETS
Beginning of period	9,560,580	137,564,961	208,707,903	302,260,280	134,693,896
End of period	$15,162,884	$151,691,534	$254,437,557	$343,415,360	$152,054,474

Beginning units	5,148,441	42,423,132	15,319,197	25,281,148	14,766,886
Units issued	8,199,966	666,837	365,141	173,485	100,629
Units redeemed	(6,747,473)	(904,370)	(991,910)	(1,447,228)	(802,797)
Ending units	6,600,934	42,185,599	14,692,428	24,007,405	14,064,718
The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential High Yield Bond Portfolio	Prudential Stock Index Portfolio	Prudential Value Portfolio (Class I)	Prudential Natural Resources Portfolio (Class I)	Prudential Global Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(99,536)	$(376,282)	$(165,854)	$(38,684)	$(82,847)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	124,380	1,840,777	944,961	(241,204)	554,251
Net change in unrealized appreciation (depreciation) on investments	3,261,575	23,124,587	6,874,844	980,546	4,111,947

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,286,419	24,589,082	7,653,951	700,658	4,583,351

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,031,663	3,816,268	1,016,554	396,984	651,211
Policy loans	(361,551)	(1,122,250)	(360,626)	(106,611)	(277,384)
Policy loan repayments and interest	263,396	887,345	301,738	307,883	219,702
Surrenders, withdrawals and death benefits	(817,495)	(3,017,781)	(1,328,614)	(671,770)	(566,054)
Net transfers between other subaccounts
or fixed rate option	1,187,694	17,389,090	102,271	(357,750)	258,408
Miscellaneous transactions	(22,710)	(3,916)	(3,616)	3,853	(9,614)
Other charges	(700,661)	(2,718,768)	(773,047)	(220,841)	(425,597)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	580,336	15,229,988	(1,045,340)	(648,252)	(149,328)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,866,755	39,819,070	6,608,611	52,406	4,434,023

NET ASSETS
Beginning of period	20,601,655	74,730,710	30,513,857	6,956,397	15,501,473
End of period	$24,468,410	$114,549,780	$37,122,468	$7,008,803	$19,935,496

Beginning units	4,532,763	14,894,641	2,656,934	714,030	4,784,892
Units issued	381,145	1,575,150	124,308	38,512	200,190
Units redeemed	(339,728)	(710,524)	(151,149)	(83,839)	(315,269)
Ending units	4,574,180	15,759,267	2,630,093	668,703	4,669,813
The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Government Income Portfolio	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	Janus Henderson VIT Research Portfolio (Institutional Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(15,466)	$(266,608)	$(95,668)	$592	$(865)
Capital gains distributions received	—	—	—	1,662	51,641
Net realized gain (loss) on shares redeemed	25,774	2,788,638	849,015	32	4,984
Net change in unrealized appreciation (depreciation) on investments	138,920	13,513,237	2,607,644	6,578	87,749

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	149,228	16,035,267	3,360,991	8,864	143,509

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	79,282	1,884,119	492,305	—	5,741
Policy loans	(21,244)	(1,115,703)	(404,192)	—	—
Policy loan repayments and interest	56,378	954,532	285,367	—	—
Surrenders, withdrawals and death benefits	(222,147)	(3,069,953)	(836,073)	—	(3,805)
Net transfers between other subaccounts
or fixed rate option	124,398	1,790,467	(497,724)	—	(1,188)
Miscellaneous transactions	(547)	(9,369)	(6,435)	—	—
Other charges	(66,753)	(1,287,813)	(348,720)	(381)	(12,791)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(50,633)	(853,720)	(1,315,472)	(381)	(12,043)

TOTAL INCREASE (DECREASE) IN NET ASSETS	98,595	15,181,547	2,045,519	8,483	131,466

NET ASSETS
Beginning of period	2,500,902	49,362,907	16,013,931	33,431	417,828
End of period	$2,599,497	$64,544,454	$18,059,450	$41,914	$549,294

Beginning units	563,174	9,916,834	1,728,925	26,508	255,682
Units issued	43,802	426,048	17,625	—	2,737
Units redeemed	(54,633)	(753,999)	(157,603)	(262)	(9,059)
Ending units	552,343	9,588,883	1,588,947	26,246	249,360
The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential SP Small Cap Value Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,104)	$5,459	$(2,891)	$(33,081)	$1,000
Capital gains distributions received	20,672	25,368	53,891	—	204,866
Net realized gain (loss) on shares redeemed	1,600	3,294	(16,784)	442,363	78,846
Net change in unrealized appreciation (depreciation) on investments	50,451	67,170	60,334	2,276,485	281,019

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	70,619	101,291	94,550	2,685,767	565,731

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,187	2,879	2,327	977,172	98,039
Policy loans	(1,150)	—	—	(384,738)	(35,413)
Policy loan repayments and interest	986	—	—	115,088	19,531
Surrenders, withdrawals and death benefits	—	—	—	(548,852)	(199,723)
Net transfers between other subaccounts
or fixed rate option	(1,505)	1,653	(139,299)	1,145,761	(54,056)
Miscellaneous transactions	—	—	—	(30)	1,369
Other charges	(1,351)	(8,745)	(8,649)	(535,801)	(48,273)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,167	(4,213)	(145,621)	768,600	(218,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,786	97,078	(51,071)	3,454,367	347,205

NET ASSETS
Beginning of period	190,609	392,582	322,569	11,695,597	1,692,334
End of period	$262,395	$489,660	$271,498	$15,149,964	$2,039,539

Beginning units	113,500	113,793	197,644	3,443,273	746,498
Units issued	1,952	1,036	1,209	264,146	29,399
Units redeemed	(1,338)	(2,096)	(71,152)	(271,269)	(108,930)
Ending units	114,114	112,733	127,701	3,436,150	666,967
The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	Janus Henderson VIT Overseas Portfolio (Service Shares)	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	M Large Cap Growth Fund
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(41,668)	$(11,643)	$11,037	$323	$—
Capital gains distributions received	—	—	—	2,364	8,008
Net realized gain (loss) on shares redeemed	746,438	168,526	(3,895)	(168)	1,555
Net change in unrealized appreciation (depreciation) on investments	4,613,642	1,128,936	140,636	20,417	27,380

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,318,412	1,285,819	147,778	22,936	36,943

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	890,169	413,823	116,539	2,276	9,285
Policy loans	(389,847)	(98,881)	(3,662)	—	—
Policy loan repayments and interest	161,777	48,554	4,242	—	—
Surrenders, withdrawals and death benefits	(862,401)	(292,247)	(17,735)	(2,095)	—
Net transfers between other subaccounts
or fixed rate option	334,664	(175,400)	5,107	—	—
Miscellaneous transactions	(3,355)	(179)	(116)	—	—
Other charges	(543,391)	(198,842)	(42,215)	(1,270)	(8,027)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(412,384)	(303,172)	62,160	(1,089)	1,258

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,906,028	982,647	209,938	21,847	38,201

NET ASSETS
Beginning of period	14,354,041	4,106,138	527,321	93,876	103,000
End of period	$19,260,069	$5,088,785	$737,259	$115,723	$141,201

Beginning units	4,218,603	2,038,535	69,604	29,862	2,777
Units issued	145,607	127,057	11,987	603	203
Units redeemed	(361,468)	(259,424)	(4,713)	(919)	(182)
Ending units	4,002,742	1,906,168	76,878	29,546	2,798
The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	M International Equity Fund	M Large Cap Value Fund	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$337	$2,402	$(1,582)	$(3,713)	$(1,521)
Capital gains distributions received	—	4,477	—	—	—
Net realized gain (loss) on shares redeemed	(79)	116	44,159	23,067	36,078
Net change in unrealized appreciation (depreciation) on investments	1,983	17,714	365,732	213,845	228,708

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,241	24,709	408,309	233,199	263,265

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	12,999	189,325	335,739	202,528
Policy loans	—	—	(52,054)	(19,022)	(45,047)
Policy loan repayments and interest	—	—	9,255	4,536	20,230
Surrenders, withdrawals and death benefits	—	—	(57,620)	(86,641)	(53,169)
Net transfers between other subaccounts
or fixed rate option	—	—	(37,145)	145,465	239,996
Miscellaneous transactions	—	—	384	(19)	543
Other charges	(859)	(7,822)	(86,445)	(156,209)	(72,477)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(859)	5,177	(34,300)	223,849	292,604

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,382	29,886	374,009	457,048	555,869

NET ASSETS
Beginning of period	11,452	114,522	1,342,549	1,543,168	916,008
End of period	$12,834	$144,408	$1,716,558	$2,000,216	$1,471,877

Beginning units	691	4,257	56,068	84,902	56,932
Units issued	—	422	4,750	18,363	34,875
Units redeemed	(47)	(262)	(6,130)	(7,054)	(9,777)
Ending units	644	4,417	54,688	96,211	82,030
The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Small-Cap Growth Opportunities Portfolio	AST Small-Cap Value Portfolio	AST Mid-Cap Growth Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio	AST MFS Growth Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(715)	$(1,271)	$(5,024)	$(7,721)	$(4,226)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	59,165	25,469	35,341	102,058	93,618
Net change in unrealized appreciation (depreciation) on investments	160,885	218,850	687,893	850,067	593,806

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	219,335	243,048	718,210	944,404	683,198

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	131,453	265,105	521,353	313,131	450,240
Policy loans	(28,149)	(29,563)	(24,169)	(38,009)	(26,167)
Policy loan repayments and interest	6,799	8,973	7,304	15,955	4,502
Surrenders, withdrawals and death benefits	(28,034)	(68,509)	(57,773)	(74,915)	(51,814)
Net transfers between other subaccounts
or fixed rate option	(79,634)	40,914	670,168	211,357	1,069,154
Miscellaneous transactions	(5)	201	50	(8)	809
Other charges	(56,185)	(93,319)	(248,504)	(166,870)	(190,683)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(53,755)	123,802	868,429	260,641	1,256,041

TOTAL INCREASE (DECREASE) IN NET ASSETS	165,580	366,850	1,586,639	1,205,045	1,939,239

NET ASSETS
Beginning of period	614,741	1,065,003	2,200,787	2,927,699	1,569,938
End of period	$780,321	$1,431,853	$3,787,426	$4,132,744	$3,509,177

Beginning units	23,825	45,082	119,958	128,506	80,265
Units issued	3,293	9,037	63,265	22,406	80,799
Units redeemed	(4,938)	(4,380)	(8,152)	(7,871)	(13,831)
Ending units	22,180	49,739	175,071	143,041	147,233
The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST BlackRock Low Duration Bond Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(1,250)	(1,623)	$(2,867)	$(3,244)	$(1,655)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,504	1,626	28,946	19,070	3,060
Net change in unrealized appreciation (depreciation) on investments	35,054	250,548	415,921	454,635	5,393

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,308	250,551	442,000	470,461	6,798

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	144,101	257,959	279,395	352,134	139,635
Policy loans	(7,492)	(59,045)	(62,695)	(27,579)	(10,099)
Policy loan repayments and interest	1,863	19,000	17,774	4,715	4,524
Surrenders, withdrawals and death benefits	(36,933)	(52,512)	(56,321)	(57,565)	(14,942)
Net transfers between other subaccounts
or fixed rate option	358,520	28,038	690,737	685,129	464,067
Miscellaneous transactions	(43)	(181)	(662)	299	122
Other charges	(72,257)	(99,874)	(126,141)	(122,342)	(73,036)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	387,759	93,385	742,087	834,791	510,271

TOTAL INCREASE (DECREASE) IN NET ASSETS	425,067	343,936	1,184,087	1,305,252	517,069

NET ASSETS
Beginning of period	750,654	1,455,314	1,291,533	1,451,656	799,227
End of period	$1,175,721	$1,799,250	$2,475,620	$2,756,908	$1,316,296

Beginning units	57,741	105,596	71,759	111,532	61,009
Units issued	42,112	14,404	56,391	81,350	53,107
Units redeemed	(7,051)	(8,178)	(8,098)	(9,830)	(6,403)
Ending units	92,802	111,822	120,052	183,052	107,713
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	M Capital Appreciation Fund	American Century VP Mid Cap Value Fund (Class I)	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Small-Cap Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$351	$16,224	$(14,753)	$(9,033)	$2,535
Capital gains distributions received	8,820	83,346	—	—	7,357
Net realized gain (loss) on shares redeemed	(414)	(1,138)	184,205	313,491	(5,059)
Net change in unrealized appreciation (depreciation) on investments	16,406	104,968	1,469,454	818,093	67,137

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,163	203,400	1,638,906	1,122,551	71,970

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	9,285	129,812	562,046	353,513	41,364
Policy loans	—	(3,939)	(131,850)	(69,258)	(37,251)
Policy loan repayments and interest	—	2,697	51,261	25,373	2,523
Surrenders, withdrawals and death benefits	—	(24,489)	(260,390)	(408,533)	(513)
Net transfers between other subaccounts
or fixed rate option	—	12,718	611,045	(42,400)	62,688
Miscellaneous transactions	—	(83)	1,115	(1,728)	(12)
Other charges	(5,334)	(54,718)	(267,173)	(189,181)	(24,854)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,951	61,998	566,054	(332,214)	43,945

TOTAL INCREASE (DECREASE) IN NET ASSETS	29,114	265,398	2,204,960	790,337	115,915

NET ASSETS
Beginning of period	86,387	676,049	5,483,494	3,816,644	226,198
End of period	$115,501	$941,447	$7,688,454	$4,606,981	$342,113

Beginning units	2,366	27,776	344,138	156,552	11,597
Units issued	216	4,091	83,061	10,005	5,879
Units redeemed	(127)	(1,887)	(40,717)	(21,138)	(2,433)
Ending units	2,455	29,980	386,482	145,419	15,043
The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Prudential Jennison 20/20 Focus Portfolio (Class I)	MFS® Utilities Series (Initial Class)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	AST T. Rowe Price Large-Cap Growth Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(2,894)	$80,219	$203	$(20,590)	$(22,869)
Capital gains distributions received	—	6,107	9,177	—	—
Net realized gain (loss) on shares redeemed	87,742	22,397	1,500	299,669	111,378
Net change in unrealized appreciation (depreciation) on investments	496,690	325,118	27,309	1,923,328	747,814

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	581,538	433,841	38,189	2,202,407	836,323

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	353,187	298,453	24,252	1,056,946	738,751
Policy loans	(191,140)	(123,279)	(8,209)	(119,761)	(143,486)
Policy loan repayments and interest	17,333	11,694	645	41,472	81,906
Surrenders, withdrawals and death benefits	(53,823)	(38,856)	(9,177)	(300,816)	(397,847)
Net transfers between other subaccounts
or fixed rate option	311,059	312,650	39,619	2,349,307	165,883
Miscellaneous transactions	(162)	(313)	(26)	110	256
Other charges	(161,674)	(145,450)	(14,246)	(521,737)	(430,026)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	274,780	314,899	32,858	2,505,521	15,437

TOTAL INCREASE (DECREASE) IN NET ASSETS	856,318	748,740	71,047	4,707,928	851,760

NET ASSETS
Beginning of period	1,943,343	1,702,366	149,750	7,120,155	9,313,984
End of period	$2,799,661	$2,451,106	$220,797	$11,828,083	$10,165,744

Beginning units	102,134	113,634	9,699	262,969	731,415
Units issued	32,998	41,236	3,796	162,119	61,308
Units redeemed	(13,023)	(16,855)	(1,554)	(24,251)	(56,239)
Ending units	122,109	138,015	11,941	400,837	736,484

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(15,508)	$(23,216)	(74,254)	$(13,843)	$(2,560)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	66,489	359,625	738,624	113,944	11,753
Net change in unrealized appreciation (depreciation) on investments	1,074,478	2,032,673	5,306,141	736,149	172,264

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,125,459	2,369,082	5,970,511	836,250	181,457

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,056,384	1,072,218	4,250,143	567,831	177,086
Policy loans	(54,886)	(195,465)	(625,285)	(182,698)	(20,310)
Policy loan repayments and interest	22,287	124,195	223,579	44,146	13,073
Surrenders, withdrawals and death benefits	(147,307)	(614,307)	(1,500,711)	(101,014)	(27,472)
Net transfers between other subaccounts
or fixed rate option	663,046	(89,020)	1,267,565	448,046	74,488
Miscellaneous transactions	(393)	6,204	2,948	28	(30)
Other charges	(536,734)	(460,077)	(1,856,199)	(364,567)	(92,274)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,002,397	(156,252)	1,762,040	411,772	124,561

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,127,856	2,212,830	7,732,551	1,248,022	306,018

NET ASSETS
Beginning of period	5,157,142	11,763,655	30,555,355	5,685,840	881,672
End of period	$7,284,998	$13,976,485	$38,287,906	$6,933,862	$1,187,690

Beginning units	226,359	685,209	1,685,239	359,406	43,341
Units issued	51,982	47,478	204,777	50,071	8,709
Units redeemed	(13,078)	(54,659)	(117,894)	(26,838)	(3,275)
Ending units	265,263	678,028	1,772,122	382,639	48,775
The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST AllianzGI World Trends Portfolio	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	AST BlackRock Global Strategies Portfolio
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(22,190)	$(5,242)	$(2,977)	$354	$(74,213)
Capital gains distributions received	—	—	—	11,795	—
Net realized gain (loss) on shares redeemed	49,976	34,935	17,186	(681)	921,880
Net change in unrealized appreciation (depreciation) on investments	1,469,425	367,481	176,426	19,776	5,645,818

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,497,211	397,174	190,635	31,244	6,493,485

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,540,179	318,824	218,605	32,769	4,018,220
Policy loans	(124,621)	(41,108)	(16,168)	(1,041)	(1,256,388)
Policy loan repayments and interest	40,810	12,724	11,689	125	568,712
Surrenders, withdrawals and death benefits	(138,468)	(51,008)	(22,524)	(12,274)	(2,169,706)
Net transfers between other subaccounts
or fixed rate option	439,463	268,916	50,559	13,091	129,047
Miscellaneous transactions	(197)	32	10	(79)	1,076
Other charges	(737,406)	(168,607)	(100,001)	(14,174)	(1,907,415)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,019,760	339,773	142,170	18,417	(616,454)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,516,971	736,947	332,805	49,661	5,877,031

NET ASSETS
Beginning of period	7,579,733	1,738,805	1,009,606	151,108	37,554,135
End of period	$10,096,704	$2,475,752	$1,342,411	$200,769	$43,431,166

Beginning units	330,302	73,883	52,813	10,158	2,852,724
Units issued	55,616	18,253	11,386	3,734	213,634
Units redeemed	(15,813)	(5,594)	(4,564)	(1,830)	(256,515)
Ending units	370,105	86,542	59,635	12,062	2,809,843
The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	TOPS® Aggressive Growth ETF Portfolio (Class 2)	TOPS® Balanced ETF Portfolio (Class 2)	TOPS® Conservative ETF Portfolio (Class 2)	TOPS® Growth ETF Portfolio (Class 2)	TOPS® Moderate Growth ETF Portfolio (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$38,098	$8,353	$3,361	$26,605	$14,095
Capital gains distributions received	115,808	11,905	2,270	65,155	22,499
Net realized gain (loss) on shares redeemed	5,359	1,243	245	485	5,220
Net change in unrealized appreciation (depreciation) on investments	403,227	46,488	15,463	221,504	114,386

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	562,492	67,989	21,339	313,749	156,200

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	297,323	109,056	38,851	197,747	207,879
Policy loans	(16,022)	(2,503)	(1,174)	(3,548)	(4,609)
Policy loan repayments and interest	13,348	361	3,089	809	1,988
Surrenders, withdrawals and death benefits	(12,906)	(3,264)	—	(6,866)	(11,658)
Net transfers between other subaccounts
or fixed rate option	539,547	145,799	6,356	612,440	166,729
Miscellaneous transactions	288	170	3	(20)	(69)
Other charges	(189,573)	(75,694)	(17,495)	(115,790)	(94,304)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	632,005	173,925	29,630	684,772	265,956

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,194,497	241,914	50,969	998,521	422,156

NET ASSETS
Beginning of period	2,103,728	373,285	175,135	1,203,765	753,645
End of period	$3,298,225	$615,199	$226,104	$2,202,286	$1,175,801

Beginning units	153,184	30,183	15,306	98,031	63,703
Units issued	56,472	28,123	3,589	58,729	26,841
Units redeemed	(12,282)	(13,682)	(1,235)	(5,824)	(5,945)
Ending units	197,374	44,624	17,660	150,936	84,599
The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	TOPS® Managed Risk Growth ETF Portfolio (Class 2)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	American Funds IS Growth Fund (Class 2)	American Funds IS Growth-Income Fund (Class 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$6,794	$18,642	$22,480	$18,668	$32,986
Capital gains distributions received	9,930	71,420	49,334	274,519	196,868
Net realized gain (loss) on shares redeemed	672	556	852	340	1,444
Net change in unrealized appreciation (depreciation) on investments	36,332	66,043	87,459	426,404	210,480

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	53,728	156,661	160,125	719,931	441,778

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,551	169,958	108,787	590,548	447,003
Policy loans	(26,192)	(10,608)	(6,262)	(20,966)	(39,387)
Policy loan repayments and interest	2,448	103,878	105,107	1,602	1,460
Surrenders, withdrawals and death benefits	(24,525)	(9,399)	(12,188)	(23,346)	(27,382)
Net transfers between other subaccounts
or fixed rate option	241,774	13,925	8,121	1,186,387	457,807
Miscellaneous transactions	6	138	504	884	1,268
Other charges	(33,437)	(77,025)	(60,962)	(306,294)	(225,516)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	226,625	190,867	143,107	1,428,815	615,253

TOTAL INCREASE (DECREASE) IN NET ASSETS	280,353	347,528	303,232	2,148,746	1,057,031

NET ASSETS
Beginning of period	298,126	837,309	935,765	1,773,792	1,474,799
End of period	$578,479	$1,184,837	$1,238,997	$3,922,538	$2,531,830

Beginning units	23,932	64,957	72,025	117,369	97,856
Units issued	21,761	18,458	15,673	94,288	46,873
Units redeemed	(5,148)	(4,724)	(5,498)	(8,296)	(10,671)
Ending units	40,545	78,691	82,200	203,361	134,058
The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Fidelity® VIP Contrafund® Portfolio (Service Class 2)	Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Templeton Growth VIP Fund (Class 2)	Hartford Capital Appreciation HLS Fund (Class IB)	Hartford Disciplined Equity HLS Fund (Class IB)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$537	$11,043	$2,734	$279	$476
Capital gains distributions received	140,561	159,579	21,205	3,370	9,294
Net realized gain (loss) on shares redeemed	(497)	(11,500)	(2,623)	33	(1,502)
Net change in unrealized appreciation (depreciation) on investments	287,882	195,166	6,738	3,911	16,710

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	428,483	354,288	28,054	7,593	24,978

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	267,004	367,251	62,614	11,809	17,613
Policy loans	(24,171)	(3,913)	(101)	(3,015)	(6,595)
Policy loan repayments and interest	820	850	—	237	873
Surrenders, withdrawals and death benefits	(20,999)	(26,015)	(218)	(22)	(17,557)
Net transfers between other subaccounts
or fixed rate option	896,816	810,551	165,003	760	(669)
Miscellaneous transactions	633	84	723	(1)	(57)
Other charges	(132,908)	(210,521)	(19,407)	(5,219)	(8,646)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	987,195	938,287	208,614	4,549	(15,038)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,415,678	1,292,575	236,668	12,142	9,940

NET ASSETS
Beginning of period	1,044,864	1,240,275	93,109	22,838	85,102
End of period	$2,460,542	$2,532,850	$329,777	$34,980	$95,042

Beginning units	82,459	107,732	9,006	1,641	5,028
Units issued	76,164	83,649	30,822	592	780
Units redeemed	(6,853)	(9,649)	(11,083)	(312)	(1,606)
Ending units	151,770	181,732	28,745	1,921	4,202
The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	Hartford Dividend and Growth HLS Fund (Class IB)	American Funds IS International Fund (Class 2)	Franklin Income VIP Fund (Class 2)	Franklin Mutual Shares VIP Fund (Class 2)	MFS® Total Return Bond Series (Initial Class)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$9,498	$21,813	$24,975	$1,545	$36,238
Capital gains distributions received	66,822	37,188	7,801	9,317	—
Net realized gain (loss) on shares redeemed	(3,931)	(746)	(60)	(551)	1,228
Net change in unrealized appreciation (depreciation) on investments	65,957	232,278	34,599	8,921	56,319

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	138,346	290,533	67,315	19,232	93,785

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	91,489	227,116	74,660	—	222,549
Policy loans	(32,665)	(13,603)	(479)	(37)	(389)
Policy loan repayments and interest	2,135	1,300	—	—	1,125
Surrenders, withdrawals and death benefits	(11,047)	(2,110)	(1,104)	(702)	(12,058)
Net transfers between other subaccounts
or fixed rate option	346	378,458	186,254	—	452,937
Miscellaneous transactions	55	816	173	—	22
Other charges	(44,004)	(90,841)	(45,645)	(8,763)	(100,141)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	6,309	501,136	213,859	(9,502)	564,045

TOTAL INCREASE (DECREASE) IN NET ASSETS	144,655	791,669	281,174	9,730	657,830

NET ASSETS
Beginning of period	502,098	1,106,268	368,601	90,130	790,811
End of period	$646,753	$1,897,937	$649,775	$99,860	$1,448,641

Beginning units	32,499	102,817	31,793	8,282	72,976
Units issued	4,241	48,125	20,128	—	64,354
Units redeemed	(4,080)	(6,460)	(2,567)	(785)	(14,629)
Ending units	32,660	144,482	49,354	7,497	122,701
The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	MFS® Value Series (Initial Class)	Hartford Growth Opportunities HLS Fund (Class IB)	American Funds IS Blue Chip Income and Growth Fund (Class 2)	Fidelity® VIP Index 500 Portfolio (Service Class 2)	Invesco V.I. Growth and Income Fund (Series I)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$14,685	$(558)	$11,325	$86,475	$12,842
Capital gains distributions received	34,009	118,372	43,106	44,453	85,822
Net realized gain (loss) on shares redeemed	591	1,305	(985)	16,144	(2,546)
Net change in unrealized appreciation (depreciation) on investments	124,672	13,753	53,231	853,111	35,659

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	173,957	132,872	106,677	1,000,183	131,777

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	138,024	123,524	94,757	877,106	110,092
Policy loans	(20,403)	(209)	(15,718)	(2,831)	(3,040)
Policy loan repayments and interest	2,920	551	1,202	1,662	1,218
Surrenders, withdrawals and death benefits	(8,169)	(146)	(3,116)	(16,718)	(4,589)
Net transfers between other subaccounts
or fixed rate option	165,960	9,536	152,907	4,512,986	279,093
Miscellaneous transactions	(81)	—	(1)	1,200	13
Other charges	(57,326)	(35,179)	(56,534)	(447,500)	(51,458)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	220,925	98,077	173,497	4,925,905	331,329

TOTAL INCREASE (DECREASE) IN NET ASSETS	394,882	230,949	280,174	5,926,088	463,106

NET ASSETS
Beginning of period	518,092	418,901	436,932	1,469,590	417,985
End of period	$912,974	$649,850	$717,106	$7,395,678	$881,091

Beginning units	41,473	23,901	32,327	103,060	34,138
Units issued	19,440	5,521	14,275	311,408	25,774
Units redeemed	(4,067)	(948)	(2,782)	(17,625)	(2,287)
Ending units	56,846	28,474	43,820	396,843	57,625
The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2019

	SUBACCOUNTS
	AST International Value Portfolio	Calvert VP NASDAQ 100 Index Portfolio (Class F)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)	Calvert VP EAFE International Index Portfolio (Class F)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to
	12/31/2019	12/31/2019	12/31/2019	12/31/2019

OPERATIONS
Net investment income (loss)	$(12,347)	$1,356	$4,320	$1,574
Capital gains distributions received	—	9,261	29,604	—
Net realized gain (loss) on shares redeemed	23,969	3,208	(172)	19
Net change in unrealized appreciation (depreciation) on investments	808,673	55,754	16,070	5,509

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	820,295	69,579	49,822	7,102

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	373,002	7,688	32,182	15,887
Policy loans	(99,740)	(21,040)	(24,703)	—
Policy loan repayments and interest	42,080	44	1,468	—
Surrenders, withdrawals and death benefits	(217,163)	—	—	—
Net transfers between other subaccounts
or fixed rate option	788,312	478,004	863,246	100,954
Miscellaneous transactions	(45)	(498)	(231)	79
Other charges	(171,553)	(18,464)	(10,218)	(2,617)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	714,893	445,734	861,744	114,303

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,535,188	515,313	911,566	121,405

NET ASSETS
Beginning of period	3,834,270	18	32	—
End of period	$5,369,458	$515,331	$911,598	$121,405

Beginning units	406,552	2	4	—
Units issued	113,247	48,208	90,565	11,418
Units redeemed	(44,115)	(4,649)	(2,913)	(185)
Ending units	475,684	43,561	87,656	11,233

The accompanying notes are an integral part of these financial statements.
A54

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY VARIABLE APPRECIABLE ACCOUNT December 31, 2020

Note 1:    General

Pruco Life of New Jersey Variable Appreciable Account (the “Account”) was established under the laws of the State of New Jersey on January 13, 1984 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of the variable life insurance contracts listed below (individually, a “contract” or "product" and collectively, the “contracts” or "products") are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

Pruco Life of New Jersey M Premier VUL Protector	Pruco Life of New Jersey PruSelect III (“PS3”)
(“MPVULP”)	Pruco Life of New Jersey PRUvider Variable
Pruco Life of New Jersey MPremier VUL (“MPVUL”)	Appreciable Life ("SVAL2")
Pruco Life of New Jersey PruLife Custom Premier	Pruco Life of New Jersey Survivorship Variable
("PCP")	Universal Life ("SVUL2")
Pruco Life of New Jersey PruLife Custom Premier II	Pruco Life of New Jersey Variable Appreciable Life
(Base, 2014, 2015, 2019) ("PCP2")	(“VAL2”)
Pruco Life of New Jersey PruLife SVUL Protector	Pruco Life of New Jersey Variable Universal Life
(Base, 2020) ("SVULP")	Protector (Base, 2014, 2018) ("VULP”)
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts. The contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by contract.
The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	American Century VP Value Fund (Class I)
(Class I)	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Diversified Bond Portfolio	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Equity Portfolio (Class I)	Janus Henderson VIT Research Portfolio (Service
Prudential Flexible Managed Portfolio	Shares)
Prudential Conservative Balanced Portfolio	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential High Yield Bond Portfolio	Prudential SP International Growth Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Overseas Portfolio (Service
Prudential Value Portfolio (Class I)	Shares)
Prudential Natural Resources Portfolio (Class I)	Goldman Sachs VIT Small Cap Equity Insights Fund
Prudential Global Portfolio	(Institutional Shares)
Prudential Government Income Portfolio	M Large Cap Growth Fund
Prudential Jennison Portfolio (Class I)	M International Equity Fund
Prudential Small Capitalization Stock Portfolio	M Large Cap Value Fund
T. Rowe Price International Stock Portfolio	AST Cohen & Steers Realty Portfolio
Janus Henderson VIT Research Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
(Institutional Shares)	AST T. Rowe Price Large-Cap Value Portfolio
MFS® Growth Series (Initial Class)	AST Small-Cap Growth Opportunities Portfolio
A55

Note 1:    General (continued)

AST Small-Cap Value Portfolio	Hartford Capital Appreciation HLS Fund (Class IB)
AST Mid-Cap Growth Portfolio	Hartford Disciplined Equity HLS Fund (Class IB)
AST Loomis Sayles Large-Cap Growth Portfolio	Hartford Dividend and Growth HLS Fund (Class IB)
AST MFS Growth Portfolio	American Funds IS International Fund (Class 2)
AST BlackRock Low Duration Bond Portfolio	Franklin Income VIP Fund (Class 2)
AST T. Rowe Price Natural Resources Portfolio	Franklin Mutual Shares VIP Fund (Class 2)
AST MFS Global Equity Portfolio	MFS® Total Return Bond Series (Initial Class)
AST J.P. Morgan International Equity Portfolio	MFS® Value Series (Initial Class)
AST Templeton Global Bond Portfolio**	Hartford Growth Opportunities HLS Fund (Class IB)**
M Capital Appreciation Fund	American Funds IS Blue Chip Income and Growth
American Century VP Mid Cap Value Fund (Class I)	Fund (Class 2)
AST Hotchkis & Wiley Large-Cap Value Portfolio	Fidelity® VIP Index 500 Portfolio (Service Class 2)
AST Small-Cap Growth Portfolio	Invesco V.I. Growth and Income Fund (Series I)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	AST International Value Portfolio
(Service Shares)	Calvert VP NASDAQ 100 Index Portfolio (Class F)
Prudential Jennison 20/20 Focus Portfolio (Class I)	Calvert VP S&P MidCap 400 Index Portfolio (Class F)
MFS® Utilities Series (Initial Class)	Calvert VP EAFE International Index Portfolio (Class F)
Neuberger Berman AMT Sustainable Equity Portfolio	AST Global Bond Portfolio
(Class S)	American Century VP Disciplined Core Value Fund
AST T. Rowe Price Large-Cap Growth Portfolio	(Class I) (formerly American Century VP Income &
AST BlackRock/Loomis Sayles Bond Portfolio	Growth Fund (Class I))*
AST T. Rowe Price Asset Allocation Portfolio	BNY Mellon Investment Portfolios, MidCap Stock
AST Wellington Management Hedged Equity Portfolio	Portfolio (Initial Shares)*
AST Balanced Asset Allocation Portfolio	BNY Mellon VIF, Opportunistic Small Cap Portfolio
AST Preservation Asset Allocation Portfolio	(Initial Shares)*
AST Fidelity Institutional AM℠ Quantitative Portfolio	Janus Henderson VIT Enterprise Portfolio (Service
AST Prudential Growth Allocation Portfolio	Shares)*
AST Advanced Strategies Portfolio	Janus Henderson VIT Balanced Portfolio (Service
AST AllianzGI World Trends Portfolio	Shares)*
BNY Mellon Investment Portfolios, MidCap Stock	Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Portfolio (Service Shares)	Fund (Series II)*
AST BlackRock Global Strategies Portfolio	ProFund VP Asia 30*
TOPS® Aggressive Growth ETF Portfolio (Class 2)	ProFund VP Banks*
TOPS® Balanced ETF Portfolio (Class 2)	ProFund VP Bear*
TOPS® Conservative ETF Portfolio (Class 2)	ProFund VP Biotechnology*
TOPS® Growth ETF Portfolio (Class 2)	ProFund VP Basic Materials*
TOPS® Moderate Growth ETF Portfolio (Class 2)	ProFund VP UltraBull*
TOPS® Managed Risk Balanced ETF Portfolio	ProFund VP Bull*
(Class 2)	ProFund VP Consumer Services*
TOPS® Managed Risk Growth ETF Portfolio (Class 2)	ProFund VP Consumer Goods*
TOPS® Managed Risk Moderate Growth ETF Portfolio	ProFund VP Oil & Gas*
(Class 2)	ProFund VP Europe 30*
American Funds IS Growth Fund (Class 2)	ProFund VP Financials*
American Funds IS Growth-Income Fund (Class 2)	ProFund VP U.S. Government Plus*
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	ProFund VP Health Care*
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	ProFund VP Industrials*
Templeton Growth VIP Fund (Class 2)	ProFund VP Internet*
A56

Note 1:    General (continued)

ProFund VP Japan*	ProFund VP Short NASDAQ-100*
ProFund VP Precious Metals*	ProFund VP Short Small-Cap*
ProFund VP Mid-Cap Growth*	ProFund VP Small-Cap Value*
ProFund VP Government Money Market*	ProFund VP Technology*
ProFund VP Mid-Cap Value*	ProFund VP Telecommunications*
ProFund VP Pharmaceuticals*	ProFund VP UltraMid-Cap*
ProFund VP Real Estate*	ProFund VP UltraNASDAQ-100*
ProFund VP Rising Rates Opportunity*	ProFund VP UltraSmall-Cap*
ProFund VP NASDAQ-100*	ProFund VP Utilities*
ProFund VP Small-Cap*	Invesco V.I. Technology Fund (Series I)*
ProFund VP Semiconductor*	Invesco V.I. Managed Volatility Fund (Series I)*
ProFund VP Small-Cap Growth*
* Subaccount was available for investment but had no assets as of December 31, 2020, and had no activity during 2020.
** Subaccount was no longer available for investment as of December 31, 2020.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2020 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
September 18, 2020	Hartford Growth Opportunities HLS Fund (Class IB)	Hartford Discplined Equity HLS Fund (Class IB)
November 13, 2020	AST Templeton Global Bond Portfolio	AST Global Bond Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the products and any optional benefits, if elected.

COVID-19 - Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the financial performance of the portfolios in which the subaccounts invest. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. Management will continue to monitor developments, and their impact on the fair value of the portfolios, which may be materially adversely affected if the financial markets and/or the overall economy are impacted for an extended period.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.
A57

Note 2: Significant Accounting Policies (continued)
Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are re-invested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2020, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4:    Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments
The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2020 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio (Class I)	$103,526,981	$74,706,165
Prudential Diversified Bond Portfolio	5,263,239	13,889,378
Prudential Equity Portfolio (Class I)	1,779,536	14,512,966
Prudential Flexible Managed Portfolio	4,705,529	18,970,409
Prudential Conservative Balanced Portfolio	3,183,690	10,626,262
Prudential High Yield Bond Portfolio	2,069,423	2,009,165
Prudential Stock Index Portfolio	32,748,936	10,378,678
A58

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
Prudential Value Portfolio (Class I)	$1,246,788	$1,974,152
Prudential Natural Resources Portfolio (Class I)	467,843	619,249
Prudential Global Portfolio	1,203,325	1,435,778
Prudential Government Income Portfolio	483,308	394,881
Prudential Jennison Portfolio (Class I)	5,814,755	6,034,751
Prudential Small Capitalization Stock Portfolio	539,761	1,306,317
T. Rowe Price International Stock Portfolio	—	768
Janus Henderson VIT Research Portfolio (Institutional Shares)	5,738	232,815
MFS® Growth Series (Initial Class)	4,810	5,161
American Century VP Value Fund (Class I)	2,799	16,813
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	2,321	212,039
Prudential SP Small Cap Value Portfolio (Class I)	2,268,510	728,991
Janus Henderson VIT Research Portfolio (Service Shares)	119,348	141,750
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,544,634	1,626,499
Prudential SP International Growth Portfolio (Class I)	401,415	506,898
Janus Henderson VIT Overseas Portfolio (Service Shares)	156,438	134,574
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)	2,284	3,115
M Large Cap Growth Fund	9,285	7,971
M International Equity Fund	—	584
M Large Cap Value Fund	12,999	6,568
AST Cohen & Steers Realty Portfolio	199,366	150,732
AST J.P. Morgan Strategic Opportunities Portfolio	382,304	146,365
AST T. Rowe Price Large-Cap Value Portfolio	1,113,092	241,473
AST Small-Cap Growth Opportunities Portfolio	367,939	84,044
AST Small-Cap Value Portfolio	307,649	153,465
AST Mid-Cap Growth Portfolio	1,111,150	453,578
AST Loomis Sayles Large-Cap Growth Portfolio	961,170	431,685
AST MFS Growth Portfolio	2,739,476	563,051
AST BlackRock Low Duration Bond Portfolio	1,059,578	241,063
AST T. Rowe Price Natural Resources Portfolio	288,690	150,775
AST MFS Global Equity Portfolio	1,129,120	197,749
AST J.P. Morgan International Equity Portfolio	1,767,884	357,698
AST Templeton Global Bond Portfolio	365,075	1,607,244
M Capital Appreciation Fund	9,285	5,390
American Century VP Mid Cap Value Fund (Class I)	129,630	88,842
AST Hotchkis & Wiley Large-Cap Value Portfolio	1,397,880	549,649
AST Small-Cap Growth Portfolio	342,523	492,044
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)	354,237	63,142
Prudential Jennison 20/20 Focus Portfolio (Class I)	484,945	266,137
MFS® Utilities Series (Initial Class)	946,116	305,346
Neuberger Berman AMT Sustainable Equity Portfolio (Class S)	83,388	60,675
AST T. Rowe Price Large-Cap Growth Portfolio	5,072,236	1,384,050
AST BlackRock/Loomis Sayles Bond Portfolio	1,741,251	667,904
AST T. Rowe Price Asset Allocation Portfolio	2,167,871	497,663
AST Wellington Management Hedged Equity Portfolio	765,378	1,069,138
AST Balanced Asset Allocation Portfolio	6,144,269	3,091,226
AST Preservation Asset Allocation Portfolio	547,349	624,708
AST Fidelity Institutional AM℠ Quantitative Portfolio	323,568	136,436
A59

Note 5:    Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Prudential Growth Allocation Portfolio	$2,249,679	$503,326
AST Advanced Strategies Portfolio	895,830	193,235
AST AllianzGI World Trends Portfolio	230,910	74,250
BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)	130,500	64,076
AST BlackRock Global Strategies Portfolio	2,952,216	3,250,023
TOPS® Aggressive Growth ETF Portfolio (Class 2)	1,217,473	679,213
TOPS® Balanced ETF Portfolio (Class 2)	437,147	121,972
TOPS® Conservative ETF Portfolio (Class 2)	647,409	65,637
TOPS® Growth ETF Portfolio (Class 2)	831,782	148,606
TOPS® Moderate Growth ETF Portfolio (Class 2)	723,584	173,757
TOPS® Managed Risk Balanced ETF Portfolio (Class 2)	191,485	215,678
TOPS® Managed Risk Growth ETF Portfolio (Class 2)	325,537	204,427
TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)	206,756	136,443
American Funds IS Growth Fund (Class 2)	3,473,488	363,502
American Funds IS Growth-Income Fund (Class 2)	1,497,657	177,503
Fidelity® VIP Contrafund® Portfolio (Service Class 2)	2,622,908	153,108
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	1,528,276	235,980
Templeton Growth VIP Fund (Class 2)	101,848	29,477
Hartford Capital Appreciation HLS Fund (Class IB)	6,715	7,116
Hartford Disciplined Equity HLS Fund (Class IB)	1,003,538	124,680
Hartford Dividend and Growth HLS Fund (Class IB)	93,715	44,209
American Funds IS International Fund (Class 2)	1,019,328	103,279
Franklin Income VIP Fund (Class 2)	478,232	157,930
Franklin Mutual Shares VIP Fund (Class 2)	—	10,136
MFS® Total Return Bond Series (Initial Class)	1,583,190	347,318
MFS® Value Series (Initial Class)	551,059	83,604
Hartford Growth Opportunities HLS Fund (Class IB)	140,823	1,059,577
American Funds IS Blue Chip Income and Growth Fund (Class 2)	237,144	78,689
Fidelity® VIP Index 500 Portfolio (Service Class 2)	13,062,812	555,874
Invesco V.I. Growth and Income Fund (Series I)	333,894	91,968
AST International Value Portfolio	1,059,248	302,107
Calvert VP NASDAQ 100 Index Portfolio (Class F)	2,181,629	98,433
Calvert VP S&P MidCap 400 Index Portfolio (Class F)	738,607	61,120
Calvert VP EAFE International Index Portfolio (Class F)	236,688	18,919
AST Global Bond Portfolio	1,676,751	10,559

Note 6:    Related Party Transactions
The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’
A60

Note 6:    Related Party Transactions (continued)
performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and QMA LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. In September 2019, Prudential Financial reached a settlement of these matters with the SEC. As part of the settlement Prudential Financial agreed to pay a fine of $5 million and disgorgement of $27.6 million, and consented to the entry of an Administrative Order containing findings that two subsidiaries of Prudential Financial violated certain sections of the Investment Advisers Act of 1940 and the Investment Advisers Act Rules and ordering the subsidiaries to cease and desist from committing or causing any violations and any future violations of those provisions. In reaching this settlement, Prudential Financial neither admitted nor denied the SEC’s findings.
Note 7:    Financial Highlights
Pruco Life of New Jersey sells a number of variable life insurance products that are funded through the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life of New Jersey and funded through the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges as contract owners may not have selected all available contract options offered by Pruco Life of New Jersey.
A61

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio (Class I)
December 31, 2020	10,013	$1.14	to	$12.33	$44,061	0.23%	0.00%	to	0.90%	-0.62%	to	0.30%
December 31, 2019	6,601	$1.14	to	$12.29	$15,163	1.86%	0.00%	to	0.90%	0.25%	to	1.92%
December 31, 2018	5,148	$1.13	to	$12.06	$9,561	1.52%	0.00%	to	0.90%	0.58%	to	1.53%
December 31, 2017	5,363	$1.12	to	$11.88	$9,809	0.54%	0.00%	to	0.90%	-0.32%	to	0.56%
December 31, 2016	50,697	$1.13	to	$11.81	$68,221	0.09%	0.00%	to	0.90%	-0.78%	to	0.09%

	Prudential Diversified Bond Portfolio
December 31, 2020	39,395	$2.66	to	$26.76	$155,708	0.00%	0.00%	to	0.90%	4.85%	to	8.45%
December 31, 2019	42,186	$2.45	to	$24.67	$151,692	0.00%	0.00%	to	0.90%	6.91%	to	10.90%
December 31, 2018	42,423	$2.22	to	$22.25	$137,565	0.00%	0.00%	to	0.90%	-1.05%	to	0.45%
December 31, 2017	43,340	$2.22	to	$22.28	$140,696	0.00%	0.00%	to	0.90%	6.05%	to	7.00%
December 31, 2016	47,360	$2.08	to	$20.82	$143,239	0.00%	0.00%	to	0.90%	4.65%	to	5.59%

	Prudential Equity Portfolio (Class I)
December 31, 2020	14,171	$3.88	to	$32.56	$312,615	0.00%	0.10%	to	0.90%	27.85%	to	28.87%
December 31, 2019	14,692	$3.03	to	$25.37	$254,438	0.00%	0.10%	to	0.90%	9.52%	to	28.76%
December 31, 2018	15,319	$2.37	to	$19.79	$208,708	0.00%	0.10%	to	0.90%	-13.03%	to	-4.95%
December 31, 2017	15,900	$2.52	to	$20.91	$231,065	0.00%	0.10%	to	0.90%	24.66%	to	25.65%
December 31, 2016	16,655	$2.02	to	$16.71	$194,300	0.00%	0.10%	to	0.90%	2.85%	to	3.67%

	Prudential Flexible Managed Portfolio
December 31, 2020	23,017	$2.94	to	$33.44	$360,809	0.00%	0.25%	to	0.90%	8.61%	to	9.31%
December 31, 2019	24,007	$2.71	to	$30.59	$343,415	0.00%	0.25%	to	0.90%	18.80%	to	19.58%
December 31, 2018	25,281	$2.28	to	$25.58	$302,260	0.00%	0.25%	to	0.90%	-8.20%	to	-4.42%
December 31, 2017	26,421	$2.40	to	$26.76	$331,236	0.00%	0.25%	to	0.90%	13.95%	to	14.68%
December 31, 2016	27,602	$2.11	to	$23.34	$302,141	0.00%	0.25%	to	0.90%	7.55%	to	8.25%

	Prudential Conservative Balanced Portfolio
December 31, 2020	13,368	$2.79	to	$30.08	$161,318	0.00%	0.10%	to	0.90%	10.44%	to	11.32%
December 31, 2019	14,065	$2.53	to	$27.06	$152,054	0.00%	0.10%	to	0.90%	8.57%	to	18.20%
December 31, 2018	14,767	$2.15	to	$22.89	$134,694	0.00%	0.25%	to	0.90%	-5.91%	to	-2.71%
December 31, 2017	15,662	$2.23	to	$23.53	$145,844	0.00%	0.25%	to	0.90%	11.37%	to	12.09%
December 31, 2016	16,462	$2.00	to	$20.99	$136,998	0.00%	0.25%	to	0.90%	6.32%	to	7.01%

	Prudential High Yield Bond Portfolio
December 31, 2020	4,514	$3.30	to	$33.86	$26,219	0.00%	0.00%	to	0.90%	6.14%	to	7.11%
December 31, 2019	4,574	$3.11	to	$31.61	$24,468	0.00%	0.00%	to	0.90%	6.58%	to	16.33%
December 31, 2018	4,533	$2.70	to	$27.17	$20,602	2.82%	0.00%	to	0.90%	-3.59%	to	-1.26%
December 31, 2017	4,549	$2.75	to	$27.52	$21,079	6.36%	0.00%	to	0.90%	6.84%	to	7.80%
December 31, 2016	503,610	$2.55	to	$25.53	$1,709,443	6.48%	0.00%	to	0.90%	15.21%	to	16.24%

	Prudential Stock Index Portfolio
December 31, 2020	16,246	$3.09	to	$47.30	$162,189	0.00%	0.00%	to	0.90%	17.02%	to	18.08%
December 31, 2019	15,759	$2.64	to	$40.06	$114,550	0.00%	0.00%	to	0.90%	9.26%	to	31.07%
December 31, 2018	14,895	$2.04	to	$30.56	$74,731	0.00%	0.00%	to	0.90%	-11.79%	to	-4.61%
December 31, 2017	15,622	$2.15	to	$32.04	$79,862	1.53%	0.00%	to	0.90%	20.38%	to	21.46%
December 31, 2016	15,430	$1.79	to	$26.38	$63,580	1.82%	0.00%	to	0.90%	10.84%	to	11.83%

	Prudential Value Portfolio (Class I)
December 31, 2020	2,572	$3.41	to	$23.34	$37,626	0.00%	0.00%	to	0.90%	2.66%	to	3.58%
December 31, 2019	2,630	$3.32	to	$22.53	$37,122	0.00%	0.00%	to	0.90%	9.28%	to	26.06%
December 31, 2018	2,657	$2.66	to	$17.87	$30,514	0.00%	0.00%	to	0.90%	-12.66%	to	-9.88%
December 31, 2017	2,720	$2.97	to	$19.83	$35,054	0.00%	0.00%	to	0.90%	15.95%	to	16.99%
December 31, 2016	2,865	$2.56	to	$16.95	$31,212	0.00%	0.00%	to	0.90%	10.40%	to	11.39%

A62

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Natural Resources Portfolio (Class I)
December 31, 2020	674	$6.28	to	$13.63	$7,743	0.00%	0.00%	to	0.60%	11.61%	to	12.28%
December 31, 2019	669	$5.60	to	$12.21	$7,009	0.00%	0.00%	to	0.60%	-4.77%	to	10.69%
December 31, 2018	714	$5.07	to	$11.10	$6,956	0.00%	0.00%	to	0.60%	-18.56%	to	-18.07%
December 31, 2017	770	$6.19	to	$13.62	$9,374	0.00%	0.00%	to	0.60%	-0.78%	to	-0.19%
December 31, 2016	815	$6.21	to	$13.73	$10,138	0.00%	0.00%	to	0.60%	24.62%	to	25.36%

	Prudential Global Portfolio
December 31, 2020	4,598	$2.20	to	$17.46	$22,839	0.00%	0.10%	to	0.90%	14.80%	to	15.72%
December 31, 2019	4,670	$1.91	to	$15.11	$19,935	0.00%	0.10%	to	0.90%	11.55%	to	30.27%
December 31, 2018	4,785	$1.48	to	$11.62	$15,501	0.00%	0.10%	to	0.90%	-12.16%	to	-7.40%
December 31, 2017	4,939	$1.61	to	$12.57	$17,255	0.00%	0.10%	to	0.90%	23.72%	to	24.71%
December 31, 2016	5,014	$1.30	to	$10.09	$14,025	0.00%	0.10%	to	0.90%	3.52%	to	4.34%

	Prudential Government Income Portfolio
December 31, 2020	574	$5.01	to	$5.01	$2,878	0.00%	0.60%	to	0.60%	6.53%	to	6.53%
December 31, 2019	552	$4.71	to	$4.71	$2,599	0.00%	0.60%	to	0.60%	5.98%	to	5.98%
December 31, 2018	563	$4.44	to	$4.44	$2,501	0.00%	0.60%	to	0.60%	0.03%	to	0.03%
December 31, 2017	613	$4.44	to	$4.44	$2,721	0.00%	0.60%	to	0.60%	2.33%	to	2.33%
December 31, 2016	657	$4.34	to	$4.34	$2,850	0.00%	0.60%	to	0.60%	1.56%	to	1.56%

	Prudential Jennison Portfolio (Class I)
December 31, 2020	9,444	$3.89	to	$28.76	$100,672	0.00%	0.10%	to	0.90%	54.80%	to	56.04%
December 31, 2019	9,589	$2.51	to	$18.46	$64,544	0.00%	0.10%	to	0.90%	10.77%	to	33.21%
December 31, 2018	9,917	$1.90	to	$13.88	$49,363	0.00%	0.10%	to	0.90%	-12.85%	to	-0.88%
December 31, 2017	10,252	$1.93	to	$14.02	$51,659	0.00%	0.10%	to	0.90%	35.48%	to	36.56%
December 31, 2016	10,549	$1.43	to	$10.28	$39,081	0.00%	0.10%	to	0.90%	-1.78%	to	-1.00%

	Prudential Small Capitalization Stock Portfolio
December 31, 2020	1,502	$11.78	to	$33.90	$19,080	0.00%	0.00%	to	0.60%	10.33%	to	10.99%
December 31, 2019	1,589	$10.67	to	$30.54	$18,059	0.00%	0.00%	to	0.60%	6.62%	to	22.42%
December 31, 2018	1,729	$8.77	to	$24.95	$16,014	0.00%	0.00%	to	0.60%	-9.27%	to	-8.72%
December 31, 2017	1,818	$9.67	to	$27.33	$18,462	0.00%	0.00%	to	0.60%	12.33%	to	13.00%
December 31, 2016	1,932	$8.61	to	$24.19	$17,258	0.00%	0.00%	to	0.60%	25.75%	to	26.50%

	T. Rowe Price International Stock Portfolio
December 31, 2020	26	$1.81	to	$1.81	$47	0.59%	0.90%	to	0.90%	13.43%	to	13.43%
December 31, 2019	26	$1.60	to	$1.60	$42	2.45%	0.90%	to	0.90%	26.63%	to	26.63%
December 31, 2018	27	$1.26	to	$1.26	$33	1.20%	0.90%	to	0.90%	-14.98%	to	-14.98%
December 31, 2017	36	$1.48	to	$1.48	$53	1.13%	0.90%	to	0.90%	26.74%	to	26.74%
December 31, 2016	36	$1.17	to	$1.17	$42	1.10%	0.90%	to	0.90%	1.22%	to	1.22%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2020	148	$2.64	to	$3.51	$458	0.58%	0.20%	to	0.90%	31.77%	to	32.69%
December 31, 2019	249	$2.00	to	$2.64	$549	0.46%	0.20%	to	0.90%	34.31%	to	35.25%
December 31, 2018	256	$1.49	to	$1.95	$418	0.54%	0.20%	to	0.90%	-3.45%	to	-2.77%
December 31, 2017	234	$1.54	to	$2.01	$399	0.39%	0.20%	to	0.90%	26.74%	to	27.63%
December 31, 2016	242	$1.22	to	$1.57	$324	0.54%	0.20%	to	0.90%	-0.40%	to	0.30%

	MFS® Growth Series (Initial Class)
December 31, 2020	115	$3.00	to	$3.00	$347	0.00%	0.90%	to	0.90%	30.69%	to	30.69%
December 31, 2019	114	$2.30	to	$2.30	$262	0.00%	0.90%	to	0.90%	36.92%	to	36.92%
December 31, 2018	114	$1.68	to	$1.68	$191	0.08%	0.90%	to	0.90%	1.75%	to	1.75%
December 31, 2017	149	$1.65	to	$1.65	$246	0.11%	0.90%	to	0.90%	30.23%	to	30.23%
December 31, 2016	131	$1.27	to	$1.27	$166	0.05%	0.90%	to	0.90%	1.53%	to	1.53%

A63

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	American Century VP Value Fund (Class I)
December 31, 2020	110	$4.35	to	$4.35	$478	2.33%	0.90%	to	0.90%	0.08%	to	0.08%
December 31, 2019	113	$4.34	to	$4.34	$490	2.13%	0.90%	to	0.90%	25.90%	to	25.90%
December 31, 2018	114	$3.45	to	$3.45	$393	1.65%	0.90%	to	0.90%	-9.97%	to	-9.97%
December 31, 2017	108	$3.83	to	$3.83	$412	1.66%	0.90%	to	0.90%	7.78%	to	7.78%
December 31, 2016	121	$3.56	to	$3.56	$431	1.75%	0.90%	to	0.90%	19.41%	to	19.41%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2020	47	$3.27	to	$3.27	$153	0.00%	0.90%	to	0.90%	53.71%	to	53.71%
December 31, 2019	128	$2.13	to	$2.13	$271	0.00%	0.90%	to	0.90%	30.27%	to	30.27%
December 31, 2018	198	$1.63	to	$1.63	$323	0.00%	0.90%	to	0.90%	-6.22%	to	-6.22%
December 31, 2017	233	$1.74	to	$1.74	$405	0.00%	0.90%	to	0.90%	20.31%	to	20.31%
December 31, 2016	261	$1.45	to	$1.45	$377	0.00%	0.90%	to	0.90%	3.24%	to	3.24%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2020	3,612	$3.49	to	$13.97	$17,321	0.00%	0.10%	to	0.90%	0.99%	to	34.94%
December 31, 2019	3,436	$3.46	to	$36.54	$15,150	0.00%	0.00%	to	0.90%	5.61%	to	22.79%
December 31, 2018	3,443	$2.84	to	$29.76	$11,696	0.00%	0.00%	to	0.90%	-18.54%	to	-13.79%
December 31, 2017	3,467	$3.32	to	$34.52	$13,407	0.00%	0.00%	to	0.90%	11.19%	to	12.19%
December 31, 2016	3,583	$2.99	to	$30.77	$12,284	0.00%	0.00%	to	0.90%	24.34%	to	25.45%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2020	660	$4.04	to	$4.04	$2,669	0.35%	0.25%	to	0.25%	32.24%	to	32.24%
December 31, 2019	667	$3.06	to	$3.06	$2,040	0.30%	0.25%	to	0.25%	34.89%	to	34.89%
December 31, 2018	746	$2.27	to	$2.27	$1,692	0.36%	0.25%	to	0.25%	-3.08%	to	-3.08%
December 31, 2017	787	$2.34	to	$2.34	$1,841	0.25%	0.25%	to	0.25%	27.24%	to	27.24%
December 31, 2016	829	$1.84	to	$1.84	$1,524	0.38%	0.25%	to	0.25%	0.02%	to	0.02%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2020	3,882	$5.90	to	$79.79	$28,195	0.00%	0.00%	to	0.90%	35.44%	to	47.47%
December 31, 2019	4,003	$4.04	to	$54.11	$19,260	0.00%	0.00%	to	0.90%	11.18%	to	37.71%
December 31, 2018	4,219	$2.96	to	$39.29	$14,354	0.00%	0.00%	to	0.90%	-13.48%	to	-7.84%
December 31, 2017	4,451	$3.24	to	$42.63	$16,361	0.00%	0.00%	to	0.90%	21.35%	to	22.43%
December 31, 2016	4,558	$2.67	to	$34.82	$13,627	0.00%	0.00%	to	0.90%	3.39%	to	4.32%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2020	1,874	$3.01	to	$3.79	$6,605	0.00%	0.10%	to	0.90%	30.94%	to	31.98%
December 31, 2019	1,906	$2.30	to	$2.87	$5,089	0.00%	0.10%	to	0.90%	12.13%	to	32.25%
December 31, 2018	2,039	$1.75	to	$2.17	$4,106	0.00%	0.10%	to	0.90%	-13.59%	to	-12.90%
December 31, 2017	2,035	$2.03	to	$2.49	$4,692	0.00%	0.10%	to	0.90%	34.60%	to	35.66%
December 31, 2016	2,021	$1.51	to	$1.84	$3,428	0.00%	0.10%	to	0.90%	-4.44%	to	-3.68%

	Janus Henderson VIT Overseas Portfolio (Service Shares)
December 31, 2020	79	$11.11	to	$11.26	$875	1.24%	0.00%	to	0.10%	15.91%	to	16.02%
December 31, 2019	77	$9.59	to	$9.70	$737	1.87%	0.00%	to	0.10%	10.91%	to	26.71%
December 31, 2018	70	$7.58	to	$7.66	$527	1.66%	0.00%	to	0.10%	-15.22%	to	-15.14%
December 31, 2017	69	$8.94	to	$9.02	$620	1.59%	0.00%	to	0.10%	30.67%	to	30.80%
December 31, 2016	68	$6.84	to	$6.90	$467	5.03%	0.00%	to	0.10%	-6.80%	to	-6.71%

	Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares)
December 31, 2020	29	$4.24	to	$4.24	$125	0.24%	0.20%	to	0.20%	8.36%	to	8.36%
December 31, 2019	30	$3.92	to	$3.92	$116	0.50%	0.20%	to	0.20%	24.59%	to	24.59%
December 31, 2018	30	$3.14	to	$3.14	$94	0.47%	0.20%	to	0.20%	-8.80%	to	-8.80%
December 31, 2017	30	$3.45	to	$3.45	$104	0.56%	0.20%	to	0.20%	11.34%	to	11.34%
December 31, 2016	31	$3.10	to	$3.10	$96	1.23%	0.20%	to	0.20%	22.96%	to	22.96%
A64

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	M Large Cap Growth Fund
December 31, 2020	3	$65.05	to	$65.05	$183	0.00%	0.00%	to	0.00%	28.89%	to	28.89%
December 31, 2019	3	$50.47	to	$50.47	$141	0.00%	0.00%	to	0.00%	36.09%	to	36.09%
December 31, 2018	3	$37.09	to	$37.09	$103	0.00%	0.00%	to	0.00%	-4.95%	to	-4.95%
December 31, 2017	3	$39.02	to	$39.02	$107	0.00%	0.00%	to	0.00%	38.97%	to	38.97%
December 31, 2016	3	$28.08	to	$28.08	$76	0.00%	0.00%	to	0.00%	-2.32%	to	-2.32%

	M International Equity Fund
December 31, 2020	1	$21.70	to	$21.70	$13	1.69%	0.00%	to	0.00%	8.90%	to	8.90%
December 31, 2019	1	$19.93	to	$19.93	$13	2.77%	0.00%	to	0.00%	20.32%	to	20.32%
December 31, 2018	1	$16.56	to	$16.56	$11	1.36%	0.00%	to	0.00%	-20.57%	to	-20.57%
December 31, 2017	1	$20.85	to	$20.85	$16	1.62%	0.00%	to	0.00%	24.05%	to	24.05%
December 31, 2016	1	$16.81	to	$16.81	$14	1.15%	0.00%	to	0.00%	-0.05%	to	-0.05%

	M Large Cap Value Fund
December 31, 2020	5	$31.66	to	$31.66	$148	2.07%	0.00%	to	0.00%	-3.16%	to	-3.16%
December 31, 2019	4	$32.69	to	$32.69	$144	1.83%	0.00%	to	0.00%	21.52%	to	21.52%
December 31, 2018	4	$26.90	to	$26.90	$115	1.49%	0.00%	to	0.00%	-12.07%	to	-12.07%
December 31, 2017	4	$30.60	to	$30.60	$125	1.56%	0.00%	to	0.00%	14.99%	to	14.99%
December 31, 2016	4	$26.61	to	$26.61	$104	2.06%	0.00%	to	0.00%	9.64%	to	9.64%

	AST Cohen & Steers Realty Portfolio
December 31, 2020	56	$30.47	to	$30.47	$1,721	0.00%	0.10%	to	0.10%	-2.93%	to	-2.93%
December 31, 2019	55	$31.39	to	$31.39	$1,717	0.00%	0.10%	to	0.10%	10.98%	to	31.08%
December 31, 2018	56	$23.94	to	$23.94	$1,343	0.00%	0.10%	to	0.10%	-4.85%	to	-4.85%
December 31, 2017	55	$25.17	to	$25.17	$1,385	0.00%	0.10%	to	0.10%	6.14%	to	6.14%
December 31, 2016	47	$23.71	to	$23.71	$1,126	0.00%	0.10%	to	0.10%	4.71%	to	4.71%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2020	108	$23.08	to	$23.11	$2,484	0.00%	0.10%	to	0.25%	11.07%	to	11.24%
December 31, 2019	96	$20.75	to	$20.80	$2,000	0.00%	0.10%	to	0.25%	6.27%	to	14.49%
December 31, 2018	85	$18.12	to	$18.20	$1,543	0.00%	0.10%	to	0.25%	-5.75%	to	-5.22%
December 31, 2017	75	$19.12	to	$19.23	$1,431	0.00%	0.10%	to	0.25%	11.86%	to	12.03%
December 31, 2016	66	$17.07	to	$17.19	$1,132	0.00%	0.10%	to	0.25%	3.58%	to	3.73%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2020	155	$12.76	to	$22.57	$2,500	0.00%	0.10%	to	0.25%	1.84%	to	1.99%
December 31, 2019	82	$12.53	to	$22.13	$1,472	0.00%	0.10%	to	0.25%	10.59%	to	25.84%
December 31, 2018	57	$9.97	to	$17.58	$916	0.00%	0.10%	to	0.25%	-12.28%	to	-9.80%
December 31, 2017	43	$11.07	to	$19.50	$798	0.00%	0.10%	to	0.25%	16.26%	to	16.43%
December 31, 2016	36	$9.53	to	$16.74	$591	0.00%	0.10%	to	0.25%	5.86%	to	6.02%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2020	30	$47.51	to	$47.51	$1,431	0.00%	0.10%	to	0.10%	35.05%	to	35.05%
December 31, 2019	22	$35.18	to	$35.18	$780	0.00%	0.10%	to	0.10%	9.95%	to	36.35%
December 31, 2018	24	$25.80	to	$25.80	$615	0.00%	0.10%	to	0.10%	-10.93%	to	-10.93%
December 31, 2017	22	$28.97	to	$28.97	$642	0.00%	0.10%	to	0.10%	27.56%	to	27.56%
December 31, 2016	21	$22.71	to	$22.71	$476	0.00%	0.10%	to	0.10%	7.59%	to	7.59%

	AST Small-Cap Value Portfolio
December 31, 2020	57	$29.01	to	$29.01	$1,645	0.00%	0.10%	to	0.10%	0.76%	to	0.76%
December 31, 2019	50	$28.79	to	$28.79	$1,432	0.00%	0.10%	to	0.10%	5.12%	to	21.86%
December 31, 2018	45	$23.62	to	$23.62	$1,065	0.00%	0.10%	to	0.10%	-17.16%	to	-17.16%
December 31, 2017	43	$28.52	to	$28.52	$1,221	0.00%	0.10%	to	0.10%	7.24%	to	7.24%
December 31, 2016	37	$26.59	to	$26.59	$982	0.00%	0.10%	to	0.10%	29.07%	to	29.07%
A65

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Mid-Cap Growth Portfolio
December 31, 2020	218	$19.68	to	$51.63	$5,936	0.00%	0.10%	to	0.25%	34.50%	to	34.70%
December 31, 2019	175	$14.63	to	$38.33	$3,787	0.00%	0.10%	to	0.25%	6.65%	to	30.03%
December 31, 2018	120	$11.27	to	$29.48	$2,201	0.00%	0.10%	to	0.25%	-11.91%	to	-4.44%
December 31, 2017	68	$11.81	to	$30.85	$1,600	0.00%	0.10%	to	0.25%	26.77%	to	26.96%
December 31, 2016	43	$9.32	to	$24.30	$882	0.00%	0.10%	to	0.25%	1.39%	to	1.54%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2020	169	$24.53	to	$50.00	$6,053	0.00%	0.10%	to	0.90%	30.42%	to	31.46%
December 31, 2019	143	$18.69	to	$38.03	$4,133	0.00%	0.10%	to	0.90%	10.75%	to	31.50%
December 31, 2018	129	$14.24	to	$28.92	$2,928	0.00%	0.10%	to	0.90%	-10.11%	to	-2.78%
December 31, 2017	114	$14.67	to	$29.75	$2,820	0.00%	0.10%	to	0.90%	31.80%	to	32.85%
December 31, 2016	106	$11.06	to	$22.39	$2,038	0.00%	0.10%	to	0.90%	4.64%	to	5.47%

	AST MFS Growth Portfolio
December 31, 2020	237	$25.18	to	$53.35	$7,090	0.00%	0.10%	to	0.25%	23.60%	to	30.35%
December 31, 2019	147	$19.35	to	$40.93	$3,509	0.00%	0.10%	to	0.25%	14.36%	to	37.64%
December 31, 2018	80	$14.08	to	$29.74	$1,570	0.00%	0.10%	to	0.25%	-11.85%	to	2.05%
December 31, 2017	50	$13.81	to	$29.14	$1,054	0.00%	0.10%	to	0.25%	30.38%	to	30.58%
December 31, 2016	33	$10.60	to	$22.32	$579	0.00%	0.10%	to	0.25%	1.66%	to	1.81%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2020	164	$10.95	to	$14.96	$2,037	0.00%	0.10%	to	0.25%	2.31%	to	2.46%
December 31, 2019	93	$10.71	to	$14.60	$1,176	0.00%	0.10%	to	0.25%	2.74%	to	4.52%
December 31, 2018	58	$10.26	to	$13.97	$751	0.00%	0.10%	to	0.25%	0.28%	to	0.64%
December 31, 2017	46	$10.21	to	$13.88	$600	0.00%	0.10%	to	0.25%	1.45%	to	1.60%
December 31, 2016	39	$10.06	to	$13.66	$516	0.00%	0.10%	to	0.25%	1.38%	to	1.53%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2020	122	$15.72	to	$15.72	$1,921	0.00%	0.10%	to	0.10%	-2.32%	to	-2.32%
December 31, 2019	112	$16.09	to	$16.09	$1,799	0.00%	0.10%	to	0.10%	0.92%	to	16.75%
December 31, 2018	106	$13.78	to	$13.78	$1,455	0.00%	0.10%	to	0.10%	-16.74%	to	-16.74%
December 31, 2017	94	$16.55	to	$16.55	$1,562	0.00%	0.10%	to	0.10%	10.20%	to	10.20%
December 31, 2016	87	$15.02	to	$15.02	$1,305	0.00%	0.10%	to	0.10%	24.49%	to	24.49%

	AST MFS Global Equity Portfolio
December 31, 2020	183	$16.59	to	$37.87	$3,911	0.00%	0.10%	to	0.25%	13.89%	to	14.07%
December 31, 2019	120	$14.56	to	$33.20	$2,476	0.00%	0.10%	to	0.25%	10.82%	to	29.83%
December 31, 2018	72	$11.23	to	$25.57	$1,292	0.00%	0.10%	to	0.25%	-10.46%	to	-9.64%
December 31, 2017	54	$12.45	to	$28.30	$1,199	0.00%	0.10%	to	0.25%	23.53%	to	23.72%
December 31, 2016	42	$10.08	to	$22.88	$813	0.00%	0.10%	to	0.25%	6.84%	to	7.00%

	AST J.P. Morgan International Equity Portfolio
December 31, 2020	303	$13.64	to	$21.87	$4,762	0.00%	0.10%	to	0.25%	12.80%	to	12.97%
December 31, 2019	183	$12.09	to	$19.36	$2,757	0.00%	0.10%	to	0.25%	8.54%	to	27.10%
December 31, 2018	112	$9.53	to	$15.23	$1,452	0.00%	0.10%	to	0.25%	-17.67%	to	-11.48%
December 31, 2017	78	$11.58	to	$18.47	$1,299	0.00%	0.10%	to	0.25%	29.31%	to	29.50%
December 31, 2016	59	$8.95	to	$14.26	$784	0.00%	0.10%	to	0.25%	1.68%	to	1.83%

	AST Templeton Global Bond Portfolio (merged November 13, 2020)
December 31, 2020	—	$9.77	to	$13.93	$—	0.00%	0.10%	to	0.25%	-5.69%	to	-5.57%
December 31, 2019	108	$10.36	to	$14.75	$1,316	0.00%	0.10%	to	0.25%	-2.47%	to	1.50%
December 31, 2018	61	$10.22	to	$14.53	$799	0.00%	0.10%	to	0.25%	1.74%	to	2.56%
December 31, 2017	46	$10.04	to	$14.26	$609	0.00%	0.10%	to	0.25%	1.79%	to	1.94%
December 31, 2016	31	$9.87	to	$13.99	$402	0.00%	0.10%	to	0.25%	4.10%	to	4.25%
A66

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	M Capital Appreciation Fund
December 31, 2020	3	$55.39	to	$55.39	$142	0.00%	0.00%	to	0.00%	17.73%	to	17.73%
December 31, 2019	2	$47.05	to	$47.05	$116	0.34%	0.00%	to	0.00%	28.85%	to	28.85%
December 31, 2018	2	$36.51	to	$36.51	$86	0.31%	0.00%	to	0.00%	-14.15%	to	-14.15%
December 31, 2017	2	$42.53	to	$42.53	$97	0.00%	0.00%	to	0.00%	19.02%	to	19.02%
December 31, 2016	2	$35.74	to	$35.74	$78	0.00%	0.00%	to	0.00%	21.06%	to	21.06%

	American Century VP Mid Cap Value Fund (Class I)
December 31, 2020	32	$31.75	to	$31.75	$1,002	1.86%	0.10%	to	0.10%	1.11%	to	1.11%
December 31, 2019	30	$31.40	to	$31.40	$941	2.06%	0.10%	to	0.10%	29.02%	to	29.02%
December 31, 2018	28	$24.34	to	$24.34	$676	1.42%	0.10%	to	0.10%	-12.92%	to	-12.92%
December 31, 2017	24	$27.95	to	$27.95	$683	1.64%	0.10%	to	0.10%	11.58%	to	11.58%
December 31, 2016	17	$25.05	to	$25.05	$425	1.73%	0.10%	to	0.10%	22.73%	to	22.73%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2020	452	$14.27	to	$21.55	$8,687	0.00%	0.10%	to	0.90%	-0.62%	to	28.59%
December 31, 2019	386	$14.27	to	$21.52	$7,688	0.00%	0.10%	to	0.90%	8.95%	to	29.39%
December 31, 2018	344	$11.05	to	$16.63	$5,483	0.00%	0.10%	to	0.90%	-17.07%	to	-14.24%
December 31, 2017	334	$12.90	to	$19.39	$6,284	0.00%	0.10%	to	0.90%	18.13%	to	19.07%
December 31, 2016	320	$10.85	to	$16.28	$5,098	0.00%	0.10%	to	0.90%	18.82%	to	19.77%

	AST Small-Cap Growth Portfolio
December 31, 2020	141	$42.95	to	$47.50	$6,631	0.00%	0.10%	to	0.90%	47.07%	to	48.24%
December 31, 2019	145	$29.20	to	$32.04	$4,607	0.00%	0.10%	to	0.90%	5.56%	to	29.99%
December 31, 2018	157	$22.64	to	$24.65	$3,817	0.00%	0.10%	to	0.90%	-9.23%	to	-8.49%
December 31, 2017	159	$24.95	to	$26.94	$4,228	0.00%	0.10%	to	0.90%	22.81%	to	23.79%
December 31, 2016	161	$20.31	to	$21.76	$3,466	0.00%	0.10%	to	0.90%	11.08%	to	11.96%

	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares)
December 31, 2020	33	$18.75	to	$34.58	$771	0.71%	0.10%	to	0.25%	23.55%	to	23.73%
December 31, 2019	15	$15.18	to	$27.95	$342	1.13%	0.10%	to	0.25%	15.92%	to	33.88%
December 31, 2018	12	$11.35	to	$20.88	$226	1.46%	0.10%	to	0.25%	-4.88%	to	-4.73%
December 31, 2017	11	$11.94	to	$21.91	$226	0.84%	0.10%	to	0.25%	14.75%	to	14.92%
December 31, 2016	9	$10.40	to	$19.07	$161	0.77%	0.10%	to	0.25%	9.80%	to	9.97%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2020	137	$21.28	to	$34.34	$3,962	0.00%	0.10%	to	0.25%	30.60%	to	30.79%
December 31, 2019	122	$16.29	to	$26.25	$2,800	0.00%	0.10%	to	0.25%	10.14%	to	28.80%
December 31, 2018	102	$12.67	to	$20.38	$1,943	0.00%	0.10%	to	0.25%	-13.00%	to	-5.45%
December 31, 2017	97	$13.42	to	$21.56	$2,001	0.00%	0.10%	to	0.25%	29.96%	to	30.15%
December 31, 2016	100	$10.32	to	$16.56	$1,594	0.00%	0.10%	to	0.25%	1.36%	to	1.51%

	MFS® Utilities Series (Initial Class)
December 31, 2020	188	$14.02	to	$23.10	$3,280	2.58%	0.10%	to	0.25%	5.64%	to	5.80%
December 31, 2019	138	$13.27	to	$21.84	$2,451	4.08%	0.10%	to	0.25%	10.40%	to	24.94%
December 31, 2018	114	$10.63	to	$17.48	$1,702	1.14%	0.10%	to	0.25%	-4.56%	to	0.96%
December 31, 2017	92	$10.55	to	$17.31	$1,457	4.48%	0.10%	to	0.25%	14.55%	to	14.72%
December 31, 2016	69	$9.21	to	$15.09	$989	3.95%	0.10%	to	0.25%	11.19%	to	11.36%

	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
December 31, 2020	14	$17.61	to	$29.59	$280	0.39%	0.10%	to	0.25%	18.98%	to	19.16%
December 31, 2019	12	$14.80	to	$24.83	$221	0.28%	0.10%	to	0.25%	9.45%	to	25.45%
December 31, 2018	10	$11.82	to	$19.79	$150	0.15%	0.10%	to	0.25%	-12.78%	to	-6.03%
December 31, 2017	11	$12.59	to	$21.06	$216	0.36%	0.10%	to	0.25%	17.81%	to	17.99%
December 31, 2016	10	$10.69	to	$17.85	$169	0.60%	0.10%	to	0.25%	9.37%	to	9.53%
A67

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2020	559	$26.98	to	$57.51	$20,815	0.00%	0.10%	to	0.90%	38.56%	to	39.67%
December 31, 2019	401	$19.34	to	$41.18	$11,828	0.00%	0.10%	to	0.90%	9.44%	to	28.10%
December 31, 2018	263	$15.12	to	$32.14	$7,120	0.00%	0.10%	to	0.90%	-10.51%	to	3.76%
December 31, 2017	209	$14.60	to	$30.98	$5,958	0.00%	0.10%	to	0.90%	36.66%	to	37.75%
December 31, 2016	187	$10.61	to	$22.49	$4,023	0.00%	0.10%	to	0.90%	1.78%	to	2.59%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2020	828	$12.09	to	$15.33	$12,014	0.00%	0.00%	to	0.90%	6.41%	to	7.36%
December 31, 2019	736	$11.29	to	$14.28	$10,166	0.00%	0.00%	to	0.90%	5.79%	to	9.22%
December 31, 2018	731	$10.36	to	$13.07	$9,314	0.00%	0.00%	to	0.90%	-1.55%	to	-0.16%
December 31, 2017	728	$10.45	to	$13.16	$9,392	0.00%	0.00%	to	0.90%	3.43%	to	4.36%
December 31, 2016	710	$10.04	to	$12.61	$8,795	0.00%	0.00%	to	0.90%	3.30%	to	4.23%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2020	326	$30.83	to	$30.83	$10,050	0.00%	0.25%	to	0.25%	12.25%	to	12.25%
December 31, 2019	265	$27.46	to	$27.46	$7,285	0.00%	0.25%	to	0.25%	20.54%	to	20.54%
December 31, 2018	226	$22.78	to	$22.78	$5,157	0.00%	0.25%	to	0.25%	-7.62%	to	-5.56%
December 31, 2017	206	$24.13	to	$24.13	$4,978	0.00%	0.25%	to	0.25%	15.12%	to	15.12%
December 31, 2016	184	$20.96	to	$20.96	$3,862	0.00%	0.25%	to	0.25%	7.27%	to	7.27%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2020	668	$14.23	to	$23.20	$14,577	0.00%	0.10%	to	0.90%	5.71%	to	6.55%
December 31, 2019	678	$13.38	to	$21.77	$13,976	0.00%	0.10%	to	0.90%	9.00%	to	20.43%
December 31, 2018	685	$11.13	to	$18.08	$11,764	0.00%	0.10%	to	0.90%	-8.10%	to	-5.09%
December 31, 2017	616	$11.74	to	$19.05	$11,618	0.00%	0.10%	to	0.90%	12.58%	to	13.48%
December 31, 2016	643	$10.36	to	$16.78	$10,702	0.00%	0.10%	to	0.90%	5.58%	to	6.42%

	AST Balanced Asset Allocation Portfolio
December 31, 2020	1,918	$22.33	to	$24.40	$46,208	0.00%	0.10%	to	0.90%	10.77%	to	11.66%
December 31, 2019	1,772	$20.16	to	$21.85	$38,288	0.00%	0.10%	to	0.90%	7.77%	to	19.30%
December 31, 2018	1,685	$17.03	to	$18.32	$30,555	0.00%	0.10%	to	0.90%	-7.83%	to	-5.03%
December 31, 2017	1,572	$18.08	to	$19.29	$30,036	0.00%	0.10%	to	0.90%	13.88%	to	14.79%
December 31, 2016	1,520	$15.88	to	$16.80	$25,342	0.00%	0.10%	to	0.90%	5.35%	to	6.19%

	AST Preservation Asset Allocation Portfolio
December 31, 2020	379	$18.29	to	$19.98	$7,474	0.00%	0.10%	to	0.90%	8.11%	to	8.97%
December 31, 2019	383	$16.92	to	$18.34	$6,934	0.00%	0.10%	to	0.90%	6.66%	to	14.63%
December 31, 2018	359	$14.88	to	$16.00	$5,686	0.00%	0.10%	to	0.90%	-4.34%	to	-2.94%
December 31, 2017	385	$15.45	to	$16.48	$6,253	0.00%	0.10%	to	0.90%	9.15%	to	10.02%
December 31, 2016	403	$14.16	to	$14.98	$5,968	0.00%	0.10%	to	0.90%	4.58%	to	5.42%

	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2020	57	$26.42	to	$26.42	$1,510	0.00%	0.25%	to	0.25%	8.49%	to	8.49%
December 31, 2019	49	$24.35	to	$24.35	$1,188	0.00%	0.25%	to	0.25%	19.70%	to	19.70%
December 31, 2018	43	$20.34	to	$20.34	$882	0.00%	0.25%	to	0.25%	-8.63%	to	-7.98%
December 31, 2017	36	$22.11	to	$22.11	$800	0.00%	0.25%	to	0.25%	16.18%	to	16.18%
December 31, 2016	32	$19.03	to	$19.03	$604	0.00%	0.25%	to	0.25%	3.99%	to	3.99%

	AST Prudential Growth Allocation Portfolio
December 31, 2020	439	$28.81	to	$28.81	$12,656	0.00%	0.25%	to	0.25%	5.59%	to	5.59%
December 31, 2019	370	$27.28	to	$27.28	$10,097	0.00%	0.25%	to	0.25%	18.88%	to	18.88%
December 31, 2018	330	$22.95	to	$22.95	$7,580	0.00%	0.25%	to	0.25%	-10.12%	to	-7.83%
December 31, 2017	261	$24.90	to	$24.90	$6,503	0.00%	0.25%	to	0.25%	15.81%	to	15.81%
December 31, 2016	120	$21.50	to	$21.50	$2,577	0.00%	0.25%	to	0.25%	9.82%	to	9.82%
A68

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Advanced Strategies Portfolio
December 31, 2020	111	$31.58	to	$31.58	$3,507	0.00%	0.25%	to	0.25%	10.40%	to	10.40%
December 31, 2019	87	$28.61	to	$28.61	$2,476	0.00%	0.25%	to	0.25%	21.56%	to	21.56%
December 31, 2018	74	$23.53	to	$23.53	$1,739	0.00%	0.25%	to	0.25%	-8.21%	to	-6.12%
December 31, 2017	70	$25.07	to	$25.07	$1,762	0.00%	0.25%	to	0.25%	16.63%	to	16.63%
December 31, 2016	64	$21.49	to	$21.49	$1,370	0.00%	0.25%	to	0.25%	6.84%	to	6.84%

	AST AllianzGI World Trends Portfolio
December 31, 2020	67	$25.62	to	$25.62	$1,709	0.00%	0.25%	to	0.25%	13.81%	to	13.81%
December 31, 2019	60	$22.51	to	$22.51	$1,342	0.00%	0.25%	to	0.25%	17.75%	to	17.75%
December 31, 2018	53	$19.12	to	$19.12	$1,010	0.00%	0.25%	to	0.25%	-8.24%	to	-8.13%
December 31, 2017	47	$20.81	to	$20.81	$984	0.00%	0.25%	to	0.25%	15.94%	to	15.94%
December 31, 2016	45	$17.95	to	$17.95	$806	0.00%	0.25%	to	0.25%	4.55%	to	4.55%

	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares)
December 31, 2020	17	$13.52	to	$26.18	$295	0.49%	0.10%	to	0.25%	7.58%	to	7.74%
December 31, 2019	12	$12.57	to	$24.30	$201	0.37%	0.10%	to	0.25%	3.39%	to	19.74%
December 31, 2018	10	$10.51	to	$20.30	$151	0.31%	0.10%	to	0.25%	-17.35%	to	-15.77%
December 31, 2017	6	$12.50	to	$24.10	$132	0.76%	0.10%	to	0.25%	14.75%	to	14.93%
December 31, 2016	4	$10.89	to	$20.97	$87	0.80%	0.10%	to	0.25%	14.91%	to	15.09%

	AST BlackRock Global Strategies Portfolio
December 31, 2020	2,790	$15.08	to	$16.29	$45,080	0.00%	0.10%	to	0.90%	3.80%	to	4.63%
December 31, 2019	2,810	$14.53	to	$15.56	$43,431	0.00%	0.10%	to	0.90%	6.33%	to	17.50%
December 31, 2018	2,853	$12.46	to	$13.25	$37,554	0.00%	0.10%	to	0.90%	-6.76%	to	-5.37%
December 31, 2017	2,878	$13.27	to	$14.00	$40,071	0.00%	0.10%	to	0.90%	11.61%	to	12.50%
December 31, 2016	2,842	$11.89	to	$12.44	$35,199	0.00%	0.10%	to	0.90%	6.01%	to	6.85%

	TOPS® Aggressive Growth ETF Portfolio (Class 2)
December 31, 2020	238	$15.66	to	$26.19	$4,423	1.33%	0.10%	to	0.25%	12.40%	to	12.57%
December 31, 2019	197	$13.94	to	$23.27	$3,298	1.56%	0.10%	to	0.25%	7.87%	to	24.24%
December 31, 2018	153	$11.23	to	$18.73	$2,104	1.44%	0.10%	to	0.25%	-12.73%	to	-9.97%
December 31, 2017	53	$12.50	to	$20.80	$974	1.48%	0.10%	to	0.25%	20.09%	to	20.27%
December 31, 2016	35	$10.40	to	$17.29	$567	1.17%	0.10%	to	0.25%	12.88%	to	13.05%

	TOPS® Balanced ETF Portfolio (Class 2)
December 31, 2020	70	$13.27	to	$17.88	$997	1.55%	0.10%	to	0.25%	8.13%	to	8.29%
December 31, 2019	45	$12.28	to	$16.51	$615	1.84%	0.10%	to	0.25%	6.30%	to	15.81%
December 31, 2018	30	$10.62	to	$14.26	$373	1.70%	0.10%	to	0.25%	-5.86%	to	-5.72%
December 31, 2017	14	$11.28	to	$15.12	$210	1.45%	0.10%	to	0.25%	10.67%	to	10.84%
December 31, 2016	9	$10.19	to	$13.64	$119	1.25%	0.10%	to	0.25%	7.65%	to	7.81%

	TOPS® Conservative ETF Portfolio (Class 2)
December 31, 2020	67	$12.49	to	$15.32	$848	2.88%	0.10%	to	0.25%	6.78%	to	6.94%
December 31, 2019	18	$11.69	to	$14.33	$226	1.85%	0.10%	to	0.25%	11.42%	to	11.59%
December 31, 2018	15	$10.49	to	$12.84	$175	1.66%	0.10%	to	0.25%	-3.74%	to	-2.78%
December 31, 2017	8	$10.81	to	$13.20	$91	0.78%	0.10%	to	0.25%	6.56%	to	6.72%
December 31, 2016	4	$10.14	to	$12.37	$51	0.84%	0.10%	to	0.25%	5.56%	to	5.72%

	TOPS® Growth ETF Portfolio (Class 2)
December 31, 2020	198	$14.94	to	$25.39	$3,290	1.71%	0.10%	to	0.25%	11.39%	to	11.55%
December 31, 2019	151	$13.41	to	$22.76	$2,202	1.85%	0.10%	to	0.25%	7.42%	to	21.95%
December 31, 2018	98	$11.01	to	$18.66	$1,204	2.26%	0.10%	to	0.25%	-10.86%	to	-8.87%
December 31, 2017	35	$12.10	to	$20.48	$523	1.45%	0.10%	to	0.25%	17.65%	to	17.82%
December 31, 2016	25	$10.29	to	$17.38	$304	1.29%	0.10%	to	0.25%	12.05%	to	12.21%
A69

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	TOPS® Moderate Growth ETF Portfolio (Class 2)
December 31, 2020	129	$14.24	to	$20.52	$1,930	1.56%	0.10%	to	0.25%	10.32%	to	10.49%
December 31, 2019	85	$12.91	to	$18.58	$1,176	1.74%	0.10%	to	0.25%	6.87%	to	18.79%
December 31, 2018	64	$10.88	to	$15.64	$754	1.34%	0.10%	to	0.25%	-8.50%	to	-6.98%
December 31, 2017	55	$11.72	to	$16.81	$698	1.32%	0.10%	to	0.25%	13.83%	to	14.00%
December 31, 2016	41	$10.29	to	$14.75	$444	0.69%	0.10%	to	0.25%	10.24%	to	10.41%

	TOPS® Managed Risk Balanced ETF Portfolio (Class 2)
December 31, 2020	39	$14.55	to	$15.11	$584	2.10%	0.10%	to	0.25%	5.63%	to	5.79%
December 31, 2019	41	$13.75	to	$14.30	$578	1.99%	0.10%	to	0.25%	14.27%	to	14.44%
December 31, 2018	24	$12.02	to	$12.52	$298	1.83%	0.10%	to	0.25%	-6.27%	to	-6.12%
December 31, 2017	20	$12.80	to	$13.35	$262	1.52%	0.10%	to	0.25%	10.31%	to	10.47%
December 31, 2016	19	$11.59	to	$12.11	$232	1.33%	0.10%	to	0.25%	5.96%	to	6.12%

	TOPS® Managed Risk Growth ETF Portfolio (Class 2)
December 31, 2020	87	$15.19	to	$15.82	$1,374	2.17%	0.10%	to	0.25%	4.93%	to	5.08%
December 31, 2019	79	$14.45	to	$15.08	$1,185	2.06%	0.10%	to	0.25%	6.60%	to	16.96%
December 31, 2018	65	$12.36	to	$12.91	$837	1.57%	0.10%	to	0.25%	-8.95%	to	-8.52%
December 31, 2017	59	$13.55	to	$14.18	$831	1.71%	0.10%	to	0.25%	17.37%	to	17.54%
December 31, 2016	47	$11.53	to	$12.09	$564	1.72%	0.10%	to	0.25%	5.31%	to	5.46%

	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2)
December 31, 2020	87	$15.31	to	$15.95	$1,382	2.33%	0.10%	to	0.25%	5.65%	to	5.80%
December 31, 2019	82	$14.47	to	$15.10	$1,239	2.29%	0.10%	to	0.25%	16.01%	to	16.18%
December 31, 2018	72	$12.46	to	$13.02	$936	1.69%	0.10%	to	0.25%	-7.45%	to	-7.31%
December 31, 2017	66	$13.44	to	$14.06	$925	1.63%	0.10%	to	0.25%	13.56%	to	13.73%
December 31, 2016	62	$11.82	to	$12.38	$763	1.89%	0.10%	to	0.25%	6.05%	to	6.21%

	American Funds IS Growth Fund (Class 2)
December 31, 2020	347	$27.74	to	$34.44	$9,980	0.32%	0.10%	to	0.25%	51.70%	to	51.93%
December 31, 2019	203	$18.29	to	$22.67	$3,923	0.87%	0.10%	to	0.25%	13.06%	to	30.64%
December 31, 2018	117	$14.02	to	$17.35	$1,774	0.55%	0.10%	to	0.25%	-11.23%	to	-0.35%
December 31, 2017	46	$14.09	to	$17.41	$711	0.65%	0.10%	to	0.25%	27.97%	to	28.16%
December 31, 2016	20	$11.01	to	$13.59	$251	0.95%	0.10%	to	0.25%	9.22%	to	9.38%

	American Funds IS Growth-Income Fund (Class 2)
December 31, 2020	207	$20.87	to	$23.46	$4,409	1.55%	0.10%	to	0.25%	13.26%	to	13.43%
December 31, 2019	134	$18.43	to	$20.69	$2,532	1.85%	0.10%	to	0.25%	10.09%	to	26.01%
December 31, 2018	98	$14.65	to	$16.42	$1,475	1.61%	0.10%	to	0.25%	-10.03%	to	-1.89%
December 31, 2017	67	$14.95	to	$16.73	$1,040	1.55%	0.10%	to	0.25%	22.08%	to	22.26%
December 31, 2016	44	$12.25	to	$13.69	$561	1.75%	0.10%	to	0.25%	11.24%	to	11.41%

	Fidelity® VIP Contrafund® Portfolio (Service Class 2)
December 31, 2020	292	$20.14	to	$25.39	$6,040	0.06%	0.10%	to	0.25%	29.91%	to	30.10%
December 31, 2019	152	$15.50	to	$19.51	$2,461	0.24%	0.10%	to	0.25%	30.95%	to	31.14%
December 31, 2018	82	$11.84	to	$14.88	$1,045	0.46%	0.10%	to	0.25%	-13.08%	to	-6.73%
December 31, 2017	38	$12.71	to	$15.95	$537	0.97%	0.10%	to	0.25%	21.28%	to	21.47%
December 31, 2016	14	$10.48	to	$13.13	$178	0.97%	0.10%	to	0.25%	7.46%	to	7.62%

	Fidelity® VIP Mid Cap Portfolio (Service Class 2)
December 31, 2020	282	$15.64	to	$18.82	$4,596	0.42%	0.10%	to	0.25%	17.57%	to	17.75%
December 31, 2019	182	$13.30	to	$15.98	$2,533	0.78%	0.10%	to	0.25%	4.45%	to	23.05%
December 31, 2018	108	$10.83	to	$12.99	$1,240	0.47%	0.10%	to	0.25%	-19.33%	to	-14.86%
December 31, 2017	50	$12.73	to	$15.26	$681	0.58%	0.10%	to	0.25%	20.24%	to	20.42%
December 31, 2016	32	$10.59	to	$12.67	$372	0.48%	0.10%	to	0.25%	11.64%	to	11.81%
A70

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Templeton Growth VIP Fund (Class 2)
December 31, 2020	35	$11.76	to	$13.03	$430	2.93%	0.10%	to	0.25%	5.54%	to	5.69%
December 31, 2019	29	$11.15	to	$12.33	$330	1.65%	0.10%	to	0.25%	14.87%	to	15.04%
December 31, 2018	9	$9.70	to	$10.72	$93	1.84%	0.10%	to	0.25%	-15.06%	to	-14.93%
December 31, 2017	5	$11.43	to	$12.60	$60	1.59%	0.10%	to	0.25%	18.20%	to	18.38%
December 31, 2016	2	$9.67	to	$10.64	$26	1.89%	0.10%	to	0.25%	9.35%	to	9.51%

	Hartford Capital Appreciation HLS Fund (Class IB)
December 31, 2020	2	$22.12	to	$22.12	$41	0.77%	0.10%	to	0.10%	21.50%	to	21.50%
December 31, 2019	2	$18.21	to	$18.21	$35	1.03%	0.10%	to	0.10%	30.83%	to	30.83%
December 31, 2018	2	$13.92	to	$13.92	$23	0.80%	0.10%	to	0.10%	-7.27%	to	-7.27%
December 31, 2017	1	$15.01	to	$15.01	$17	0.87%	0.10%	to	0.10%	21.69%	to	21.69%
December 31, 2016	1	$12.33	to	$12.33	$14	1.05%	0.10%	to	0.10%	5.14%	to	5.14%

	Hartford Disciplined Equity HLS Fund (Class IB)
December 31, 2020	42	$26.61	to	$26.61	$1,121	0.54%	0.10%	to	0.10%	17.66%	to	17.66%
December 31, 2019	4	$22.62	to	$22.62	$95	0.67%	0.10%	to	0.10%	33.62%	to	33.62%
December 31, 2018	5	$16.93	to	$16.93	$85	0.52%	0.10%	to	0.10%	-2.33%	to	-2.33%
December 31, 2017	5	$17.33	to	$17.33	$80	0.71%	0.10%	to	0.10%	21.51%	to	21.51%
December 31, 2016	5	$14.26	to	$14.26	$65	1.15%	0.10%	to	0.10%	5.38%	to	5.38%

	Hartford Dividend and Growth HLS Fund (Class IB)
December 31, 2020	35	$21.26	to	$21.26	$754	1.86%	0.10%	to	0.10%	7.34%	to	7.34%
December 31, 2019	33	$19.80	to	$19.80	$647	1.79%	0.10%	to	0.10%	28.17%	to	28.17%
December 31, 2018	32	$15.45	to	$15.45	$502	2.00%	0.10%	to	0.10%	-5.66%	to	-5.66%
December 31, 2017	24	$16.38	to	$16.38	$392	2.24%	0.10%	to	0.10%	17.99%	to	17.99%
December 31, 2016	12	$13.88	to	$13.88	$166	2.84%	0.10%	to	0.10%	14.47%	to	14.47%

	American Funds IS International Fund (Class 2)
December 31, 2020	219	$14.46	to	$16.35	$3,252	0.75%	0.10%	to	0.25%	13.69%	to	29.85%
December 31, 2019	144	$12.72	to	$14.36	$1,898	1.68%	0.10%	to	0.25%	7.10%	to	22.76%
December 31, 2018	103	$10.37	to	$11.70	$1,106	2.79%	0.10%	to	0.25%	-13.35%	to	-11.18%
December 31, 2017	38	$11.97	to	$13.48	$485	2.11%	0.10%	to	0.25%	31.82%	to	32.01%
December 31, 2016	7	$9.08	to	$10.21	$70	1.87%	0.10%	to	0.25%	3.27%	to	3.43%

	Franklin Income VIP Fund (Class 2)
December 31, 2020	77	$12.51	to	$14.20	$1,003	5.65%	0.10%	to	0.25%	0.44%	to	0.59%
December 31, 2019	49	$12.46	to	$14.11	$650	5.20%	0.10%	to	0.25%	15.77%	to	15.94%
December 31, 2018	32	$10.76	to	$12.17	$369	4.37%	0.10%	to	0.25%	-6.73%	to	-4.40%
December 31, 2017	23	$11.27	to	$12.73	$278	4.35%	0.10%	to	0.25%	9.40%	to	9.56%
December 31, 2016	13	$10.30	to	$11.62	$148	4.40%	0.10%	to	0.25%	13.74%	to	13.91%

	Franklin Mutual Shares VIP Fund (Class 2)
December 31, 2020	7	$11.99	to	$14.39	$83	2.74%	0.10%	to	0.25%	-5.28%	to	-5.14%
December 31, 2019	7	$12.66	to	$15.17	$100	1.81%	0.10%	to	0.25%	22.27%	to	22.45%
December 31, 2018	8	$10.35	to	$12.39	$90	2.66%	0.10%	to	0.25%	-9.29%	to	-9.16%
December 31, 2017	7	$11.41	to	$13.63	$80	2.42%	0.10%	to	0.25%	8.08%	to	8.24%
December 31, 2016	5	$10.56	to	$12.60	$56	2.28%	0.10%	to	0.25%	15.77%	to	15.94%

	MFS® Total Return Bond Series (Initial Class)
December 31, 2020	224	$12.47	to	$13.56	$2,843	3.60%	0.10%	to	0.25%	8.20%	to	8.36%
December 31, 2019	123	$11.53	to	$12.51	$1,449	3.55%	0.10%	to	0.25%	9.93%	to	10.10%
December 31, 2018	73	$10.48	to	$11.37	$791	3.69%	0.10%	to	0.25%	-1.33%	to	-0.12%
December 31, 2017	50	$10.63	to	$11.50	$551	3.60%	0.10%	to	0.25%	4.20%	to	4.35%
December 31, 2016	33	$10.20	to	$11.02	$352	3.73%	0.10%	to	0.25%	3.97%	to	4.13%

A71

Note 7:    Financial Highlights (continued)

	At the year ended							For the year ended
	Units (000s)		Unit Value Lowest — Highest			Net Assets (000s)		Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Value Series (Initial Class)
December 31, 2020	88		$15.68	to	$19.49	$1,441		1.61%	0.10%	to	0.25%	3.22%	to	3.37%
December 31, 2019	57		$15.19	to	$18.86	$913		2.25%	0.10%	to	0.25%	29.48%	to	29.67%
December 31, 2018	41		$11.73	to	$14.54	$518		1.72%	0.10%	to	0.25%	-11.10%	to	-10.18%
December 31, 2017	24		$13.08	to	$16.19	$336		2.09%	0.10%	to	0.25%	17.36%	to	17.53%
December 31, 2016	16		$11.15	to	$13.78	$190		2.37%	0.10%	to	0.25%	13.81%	to	13.98%

	Hartford Growth Opportunities HLS Fund (Class IB) (merged September 18, 2020)
December 31, 2020	—		$31.69	to	$31.69	$—		0.00%	0.10%	to	0.10%	38.86%	to	38.86%
December 31, 2019	28		$22.82	to	$22.82	$650		0.00%	0.10%	to	0.10%	30.22%	to	30.22%
December 31, 2018	24		$17.53	to	$17.53	$419		0.00%	0.10%	to	0.10%	0.19%	to	0.19%
December 31, 2017	18		$17.49	to	$17.49	$308		0.00%	0.10%	to	0.10%	30.01%	to	30.01%
December 31, 2016	12		$13.45	to	$13.45	$156		0.17%	0.10%	to	0.10%	-0.87%	to	-0.87%

	American Funds IS Blue Chip Income and Growth Fund (Class 2)
December 31, 2020	54		$17.74	to	$17.74	$953		1.93%	0.25%	to	0.25%	8.41%	to	8.41%
December 31, 2019	44		$16.36	to	$16.36	$717		2.27%	0.25%	to	0.25%	21.08%	to	21.08%
December 31, 2018	32		$13.52	to	$13.52	$437		2.08%	0.25%	to	0.25%	-12.16%	to	-8.89%
December 31, 2017	23		$14.83	to	$14.83	$337		2.22%	0.25%	to	0.25%	16.75%	to	16.75%
December 31, 2016	17		$12.71	to	$12.71	$221		2.44%	0.25%	to	0.25%	18.40%	to	18.40%

	Fidelity® VIP Index 500 Portfolio (Service Class 2)
December 31, 2020	1,071		$21.93	to	$21.93	$23,490		1.94%	0.25%	to	0.25%	17.65%	to	17.65%
December 31, 2019	397		$18.64	to	$18.64	$7,396		2.29%	0.25%	to	0.25%	9.23%	to	30.69%
December 31, 2018	103		$14.26	to	$14.26	$1,470		1.85%	0.25%	to	0.25%	-11.81%	to	-4.97%
December 31, 2017	64		$15.01	to	$15.01	$967		1.84%	0.25%	to	0.25%	21.10%	to	21.10%
December 31, 2016	42		$12.39	to	$12.39	$517		1.77%	0.25%	to	0.25%	11.30%	to	11.30%

	Invesco V.I. Growth and Income Fund (Series I)
December 31, 2020	77		$15.57	to	$15.57	$1,192		2.43%	0.25%	to	0.25%	1.84%	to	1.84%
December 31, 2019	58		$15.29	to	$15.29	$881		2.28%	0.25%	to	0.25%	24.88%	to	24.88%
December 31, 2018	34		$12.24	to	$12.24	$418		2.27%	0.25%	to	0.25%	-15.07%	to	-13.60%
December 31, 2017	26		$14.17	to	$14.17	$374		1.53%	0.25%	to	0.25%	14.03%	to	14.03%
December 31, 2016	18		$12.43	to	$12.43	$222		1.22%	0.25%	to	0.25%	19.40%	to	19.40%

	AST International Value Portfolio
December 31, 2020	553		$10.79	to	$11.29	$6,193		0.00%	0.10%	to	0.90%	-1.49%	to	-0.70%
December 31, 2019	476		$10.96	to	$11.37	$5,369		0.00%	0.10%	to	0.90%	6.85%	to	19.90%
December 31, 2018	407		$9.21	to	$9.49	$3,834		0.00%	0.10%	to	0.90%	-16.89%	to	-11.48%
December 31, 2017	453		$11.08	to	$11.33	$5,093		0.00%	0.10%	to	0.90%	21.72%	to	22.69%
December 31, 2016	450		$9.11	to	$9.25	$4,140		0.00%	0.10%	to	0.90%	-0.31%	to	0.48%

	Calvert VP NASDAQ 100 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2020	195		$16.94	to	$17.47	$3,398		0.55%	0.10%	to	0.25%	47.49%	to	47.71%
December 31, 2019	44		$11.47	to	$11.85	$515		0.84%	0.10%	to	0.25%	14.66%	to	38.09%
December 31, 2018	—	(1)	$8.58	to	$8.58	$—	(1)	0.00%	0.25%	to	0.25%	-14.14%	to	-14.14%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Calvert VP S&P MidCap 400 Index Portfolio (Class F) (available August 20, 2018)
December 31, 2020	158		$11.73	to	$11.96	$1,849		1.35%	0.10%	to	0.25%	12.81%	to	12.98%
December 31, 2019	88		$10.40	to	$10.40	$912		1.97%	0.25%	to	0.25%	25.25%	to	25.25%
December 31, 2018	—	(1)	$8.30	to	$8.30	$—	(1)	0.00%	0.25%	to	0.25%	-17.31%	to	-17.31%
December 31, 2017	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—		$—	to	$—	$—		0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A72

Note 7:    Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Calvert VP EAFE International Index Portfolio (Class F) (available August 20, 2018)(2)
December 31, 2020	33	$11.57	to	$11.60	$383	4.50%	0.10%	to	0.25%	7.29%	to	7.45%
December 31, 2019	11	$10.76	to	$10.81	$121	4.92%	0.10%	to	0.25%	7.42%	to	20.70%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Global Bond Portfolio (available November 13, 2020)
December 31, 2020	167	$10.09	to	$10.09	$1,680	0.00%	0.10%	to	0.25%	0.87%	to	0.89%
December 31, 2019	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2018	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

*    These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**    These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of expense reimbursements. In the absence of expense reimbursements, the expense ratio would be higher.

***    These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount which were offered less than one year are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2020 or from the effective date of the subaccount through the end of the reporting period. Total return may reflect expense reimbursements. In the absence of expense reimbursements, the total return would be lower.

(1)Amount is less than 1,000 units and/or $1,000 in net assets.

(2) Date subaccount became available for investment but had no activity during that period.

Note 8:     Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

The expense ratio represents the annualized contract expenses of the Account for the period indicated and includes those expenses that are charged through a reduction of the unit value, which consists solely of the mortality and expense risk charges. These fees range from an effective annual rate from 0% to 0.90%, and are applied daily against the net assets of each subaccount. Expenses of the underlying Portfolios and
A73

Note 8:    Charges and Expenses (continued)

charges made directly to contract owner accounts through either the redemption of units or from premium payments are excluded.

Charges deducted from premium payments range from 0% to 22.5%. In addition, VAL2 and SVAL2 contracts also deduct a $2 premium processing charge for each premium paid. The percentage of the premium payment deducted consists of taxes attributable to premiums, any applicable sales charge, and any premium based administrative charge.

The charges made directly to the contract owner through the redemption of units depend on the product and the options or transactions selected by the contract owner. The following charges are made through the redemption of units.

•The Account charges from $0.00001 to $83.34 per $1,000 of basic insurance amount for the cost of insurance plus additional mortality for extra ratings of up to $2.08 per $1,000 of basic insurance amount.

•The Account charges surrender fees that range from 0% to 100% of the sales load target premium, except for Protector based contracts (VULP(2), SVULP(3), and MPVULP), where the fees range from $0 to $45.45 per $1,000 of basic insurance amount.

•The Account charges a guaranteed death benefit fee of $0.01 per $1,000 of face amount for VAL2 and SVAL2 contracts.

•The charge for withdrawals range from the lesser of $15 and 2% to the lesser of $25 and 2% of the withdrawal amount, except for PS3, SVUL2, PCP, PCP2(1), VULP(2), SVULP(3), MPVUL and MPVULP where the fee is up to $25.

•The Account charges monthly administrative fees that range from $0 to $30 per contract plus $0 to $10.00 per $1,000 of basic insurance amount, although it may be less for subsequent increases.

• The Account charges up to $25 per change to the basic insurance amount.

(1) Includes the 2014, 2015, and 2019 versions of the product.
(2) Includes the 2014 and 2018 versions of the product.
(3) Includes the 2020 version of the product.

Expense Reimbursement

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. Pursuant to a prior merger agreement, the Prudential Government Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential Equity Portfolio, Prudential Flexible Managed Portfolio and Prudential Conservative Balanced Portfolio subaccounts of the Account are reimbursed for certain products by Pruco Life of New Jersey for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund.

Note 9:    Other
Accumulation units are the basic valuation units used to calculate a contract owner's interest allocated to the variable account.
Contract owner net payments represent contract owner contributions, net of applicable deductions, charges, and state premium taxes.

Policy loans represent amounts borrowed by contract owners using the contract as the security for the loan.
Policy loan repayments and interest represent payments made by contract owners to reduce the total outstanding policy loan principal plus accrued interest.
Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.
A74

Note 9: Other (continued)
Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the fixed rate option.
Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
Other charges are contract level charges assessed through the redemption of units as described in Note 8, Charges and Expenses.

A75

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company of New Jersey
and the Contract Owners of Pruco Life of New Jersey Variable Appreciable Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of the Pruco Life of New Jersey Variable Appreciable Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (Class I) (1)	Prudential Jennison 20/20 Focus Portfolio (Class I) (1)
Prudential Diversified Bond Portfolio (1)	MFS® Utilities Series (Initial Class) (1)
Prudential Equity Portfolio (Class I) (1)	Neuberger Berman AMT Sustainable Equity Portfolio (Class S) (1)
Prudential Flexible Managed Portfolio (1)	AST T. Rowe Price Large-Cap Growth Portfolio (1)
Prudential Conservative Balanced Portfolio (1)	AST BlackRock/Loomis Sayles Bond Portfolio (1)
Prudential High Yield Bond Portfolio (1)	AST T. Rowe Price Asset Allocation Portfolio (1)
Prudential Stock Index Portfolio (1)	AST Wellington Management Hedged Equity Portfolio (1)
Prudential Value Portfolio (Class I) (1)	AST Balanced Asset Allocation Portfolio (1)
Prudential Natural Resources Portfolio (Class I) (1)	AST Preservation Asset Allocation Portfolio (1)
Prudential Global Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)
Prudential Government Income Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
Prudential Jennison Portfolio (Class I) (1)	AST Advanced Strategies Portfolio (1)
Prudential Small Capitalization Stock Portfolio (1)	AST AllianzGI World Trends Portfolio (1)
T. Rowe Price International Stock Portfolio (1)	BNY Mellon Investment Portfolios, MidCap Stock Portfolio (Service Shares) (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	AST BlackRock Global Strategies Portfolio (1)
MFS® Growth Series (Initial Class) (1)	TOPS® Aggressive Growth ETF Portfolio (Class 2) (1)
American Century VP Value Fund (Class I) (1)	TOPS® Balanced ETF Portfolio (Class 2) (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	TOPS® Conservative ETF Portfolio (Class 2) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	TOPS® Growth ETF Portfolio (Class 2) (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	TOPS® Moderate Growth ETF Portfolio (Class 2) (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	TOPS® Managed Risk Balanced ETF Portfolio (Class 2) (1)
Prudential SP International Growth Portfolio (Class I) (1)	TOPS® Managed Risk Growth ETF Portfolio (Class 2) (1)
Janus Henderson VIT Overseas Portfolio (Service Shares) (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio (Class 2) (1)
Goldman Sachs VIT Small Cap Equity Insights Fund (Institutional Shares) (1)	American Funds IS Growth Fund (Class 2) (1)
M Large Cap Growth Fund (1)	American Funds IS Growth-Income Fund (Class 2) (1)
M International Equity Fund (1)	Fidelity® VIP Contrafund® Portfolio (Service Class 2) (1)
M Large Cap Value Fund (1)	Fidelity® VIP Mid Cap Portfolio (Service Class 2) (1)
AST Cohen & Steers Realty Portfolio (1)	Templeton Growth VIP Fund (Class 2) (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	Hartford Capital Appreciation HLS Fund (Class IB) (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	Hartford Disciplined Equity HLS Fund (Class IB) (1)
AST Small-Cap Growth Opportunities Portfolio (1)	Hartford Dividend and Growth HLS Fund (Class IB) (1)
AST Small-Cap Value Portfolio (1)	American Funds IS International Fund (Class 2) (1)
A76

AST Mid-Cap Growth Portfolio (1)	Franklin Income VIP Fund (Class 2) (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	Franklin Mutual Shares VIP Fund (Class 2) (1)
AST MFS Growth Portfolio (1)	MFS® Total Return Bond Series (Initial Class) (1)
AST BlackRock Low Duration Bond Portfolio (1)	MFS® Value Series (Initial Class) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Hartford Growth Opportunities HLS Fund (Class IB) (2)
AST MFS Global Equity Portfolio (1)	American Funds IS Blue Chip Income and Growth Fund (Class 2) (1)
AST J.P. Morgan International Equity Portfolio (1)	Fidelity® VIP Index 500 Portfolio (Service Class 2) (1)
AST Templeton Global Bond Portfolio (3)	Invesco V.I. Growth and Income Fund (Series I) (1)
M Capital Appreciation Fund (1)	AST International Value Portfolio (1)
American Century VP Mid Cap Value Fund (Class I) (1)	Calvert VP NASDAQ 100 Index Portfolio (Class F) (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	Calvert VP S&P MidCap 400 Index Portfolio (Class F) (1)
AST Small-Cap Growth Portfolio (1)	Calvert VP EAFE International Index Portfolio (Class F) (1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (Service Shares) (1)	AST Global Bond Portfolio (4)

(1) Statement of net assets as of December 31, 2020, statement of operations for the year ended December 31, 2020, and statement of changes in net assets for the years ended December 31, 2020 and 2019.
(2) Statement of net assets as of September 18, 2020 (date of merger), statement of operations for the period January 1, 2020 to September 18, 2020 and statement of changes in net assets for the period January 1, 2020 to September 18, 2020 and for the year ended December 31, 2019.
(3) Statement of net assets as of November 13, 2020 (date of merger), statement of operations for the period January 1, 2020 to November 13, 2020 and statement of changes in net assets for the period January 1, 2020 to November 13, 2020 and for the year ended December 31, 2019.
(4) Statement of net assets as of December 31, 2020, statement of operations and statement of changes in net assets for the period November 13, 2020 (commencement of operations) to December 31, 2020.

Basis for Opinions

These financial statements are the responsibility of the Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 12, 2021

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Variable Appreciable Account since 1996.
A77

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company of New Jersey (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2020, of the Company’s internal control over financial reporting, based on the framework established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (“COSO”). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2020.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 19, 2021

Pruco Life Insurance Company of New Jersey
Statements of Financial Position
December 31, 2020 and 2019 (in thousands, except share amounts)

	December 31, 2020	December 31, 2019
ASSETS
Fixed maturities, available-for-sale, at fair value (allowance for credit losses: 2020-$0) (amortized cost: 2020 – $1,635,870; 2019 – $1,437,796)	$1,894,195	$1,550,096
Fixed maturities, trading, at fair value (amortized cost: 2020 – $17,718; 2019 – $14,221)	19,269	13,700
Equity securities, at fair value (cost: 2020 – $4,660; 2019 – $5,139)	6,218	7,512
Policy loans	212,163	211,986
Commercial mortgage and other loans (net of $440 and $165 allowance for credit losses at December 31, 2020 and December 31, 2019, respectively)(1)	133,115	143,098
Other invested assets (includes $17,581 and $24,726 measured at fair value at December 31, 2020 and 2019, respectively)	97,509	89,536
Total investments	2,362,469	2,015,928
Cash and cash equivalents	68,527	55,924
Deferred policy acquisition costs	224,425	178,813
Accrued investment income	21,248	19,539
Reinsurance recoverables	3,860,612	3,200,642
Receivables from parent and affiliates	31,061	32,820
Income taxes receivable	0	6,268
Other assets	23,007	21,203
Separate account assets	17,117,510	15,904,208
TOTAL ASSETS	$23,708,859	$21,435,345
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	2,976,575	2,302,959
Policyholders' account balances	2,532,766	2,424,120
Cash collateral for loaned securities	2,725	2,481
Income taxes payable(1)	10,821	0
Short-term debt to affiliates	0	89
Payables to parent and affiliates	16,250	24,958
Other liabilities(1)	187,620	140,628
Separate account liabilities	17,117,510	15,904,208
Total liabilities	$22,844,267	$20,799,443
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($5 par value; 400,000 shares authorized; issued and outstanding)	2,000	2,000
Additional paid-in capital	348,735	268,021
Retained earnings	328,450	280,246
Accumulated other comprehensive income (loss)	185,407	85,635
Total equity	864,592	635,902
TOTAL LIABILITIES AND EQUITY	$23,708,859	$21,435,345
(1)December 31, 2020 amounts include the impacts of the January 1, 2020 adoption of ASU 2016-13. See Note 2 for details.
See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Operations and Comprehensive Income
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	2020	2019	2018
REVENUES
Premiums	$21,660	$12,931	$13,007
Policy charges and fee income	74,202	65,735	62,567
Net investment income	82,995	76,788	67,811
Asset administration fees	6,744	5,844	5,356
Other income	6,365	4,622	1,004
Realized investment gains (losses), net	1,871	(17,388)	(9,273)
TOTAL REVENUES	193,837	148,532	140,472
BENEFITS AND EXPENSES
Policyholders’ benefits	41,887	25,613	19,829
Interest credited to policyholders’ account balances	44,096	37,746	35,936
Amortization of deferred policy acquisition costs	18,119	14,850	15,972
General, administrative and other expenses	47,703	36,980	37,507
TOTAL BENEFITS AND EXPENSES	151,805	115,189	109,244
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	42,032	33,343	31,228
Income tax expense (benefit)	(6,339)	(3,412)	(53)
NET INCOME (LOSS)	$48,371	$36,755	$31,281
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	250	10	(1,187)
Net unrealized investment gains (losses)	126,043	126,575	(67,692)
Total	126,293	126,585	(68,879)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	26,521	26,583	(14,464)
Other comprehensive income (loss), net of taxes	99,772	100,002	(54,415)
Comprehensive income (loss)	$148,143	$136,757	$(23,134)

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Equity
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2017	$2,000	$211,961	$218,067	$34,330	$466,358
Cumulative effect of adoption of ASU 2016-01			372	(175)	197
Cumulative effect of adoption of ASU 2018-02			(5,893)	5,893
Contributed capital		1,300			1,300
Contributed (distributed) capital- parent/child asset transfers		0			0
Comprehensive income:
Net income (loss)			31,281		31,281
Other comprehensive income (loss), net of tax				(54,415)	(54,415)
Total comprehensive income (loss)					(23,134)
Balance, December 31, 2018	2,000	213,261	243,827	(14,367)	444,721
Cumulative effect of adoption of accounting changes(1)			(336)		(336)
Contributed capital		59,536			59,536
Contributed (distributed) capital- parent/child asset transfers		(4,776)			(4,776)
Comprehensive income:
Net income (loss)			36,755		36,755
Other comprehensive income (loss), net of tax				100,002	100,002
Total comprehensive income (loss)					136,757
Balance, December 31, 2019	2,000	268,021	280,246	85,635	635,902
Cumulative effect of adoption of accounting changes(2)			(167)		(167)
Contributed capital		85,112			85,112
Contributed (distributed) capital- parent/child asset transfers		(4,398)			(4,398)
Comprehensive income:
Net income (loss)			48,371		48,371
Other comprehensive income (loss), net of tax				99,772	99,772
Total comprehensive income (loss)					148,143
Balance, December 31, 2020	$2,000	$348,735	$328,450	$185,407	$864,592
(1)Includes the impact from the adoption of ASU 2017-08 and 2017-12.
(2)Includes the impact from the adoption of ASU 2016-13. See Note 2.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Statements of Cash Flows
Years Ended December 31, 2020, 2019 and 2018 (in thousands)

	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$48,371	$36,755	$31,281
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income(1)	(24,935)	(17,100)	(15,393)
Interest credited to policyholders’ account balances	44,096	37,746	35,936
Realized investment (gains) losses, net	(1,871)	17,388	9,273
Amortization and other non-cash items	(16,951)	(10,762)	(7,850)
Change in:
Future policy benefits	289,417	256,062	201,654
Reinsurance recoverables	(272,450)	(246,914)	(209,954)
Accrued investment income	(1,709)	(1,775)	(1,184)
Net payables to/receivables from parent and affiliates	(8,567)	5,723	856
Deferred policy acquisition costs	(58,425)	(24,349)	(14,771)
Income taxes	(8,215)	(12,357)	(4,963)
Derivatives, net	5,305	1,194	(4,777)
Other, net	7,484	(3,014)	21,047
Cash flows from (used in) operating activities	1,550	38,597	41,155
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	60,422	72,095	73,692
Equity securities	3,591	3,353	1,939
Policy loans	26,439	27,022	23,009
Ceded policy loans	(1,434)	(1,576)	(1,990)
Commercial mortgage and other loans	14,559	9,788	4,209
Other invested assets	1,908	1,679	2,502
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(181,796)	(166,382)	(167,311)
Fixed maturities, trading	(3,497)	(6,776)	0
Equity securities	(2)	(50)	(2,002)
Policy loans	(19,774)	(24,529)	(28,537)
Ceded policy loans	3,602	2,337	2,734
Commercial mortgage and other loans	(3,978)	(33,817)	(1,595)
Other invested assets	(11,046)	(16,980)	(7,186)
Notes receivable from parent and affiliates, net	1,391	6,362	455
Derivatives, net	505	(561)	161
Other, net	149	(410)	(282)
Cash flows from (used in) investing activities	(108,961)	(128,445)	(100,202)

CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	529,874	553,804	555,153
Ceded policyholders’ account deposits	(347,786)	(342,648)	(337,536)
Policyholders’ account withdrawals	(327,130)	(342,230)	(311,159)
Ceded policyholders’ account withdrawals	248,680	224,910	187,237
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	244	(221)	(12,505)
Contributed (distributed) capital - parent/child asset transfers	(165)	0	0
Net change in financing arrangements (maturities 90 days or less)	(89)	89	0
Drafts outstanding	9,111	(9,040)	10,067
Other, net(1)	7,275	(9,333)	(6,387)
Cash flows from (used in) financing activities	120,014	75,331	84,870
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,603	(14,517)	25,823
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	55,924	70,441	44,618
CASH AND CASH EQUIVALENTS, END OF YEAR	$68,527	$55,924	$70,441
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$1,880	$8,946	$4,910
Interest paid	$18	$100	$5
(1) Prior period amounts have been revised to correct an error. See Note 16 for details.
Significant Non-Cash Transactions
For the years ended December 31, 2020 and 2019, the Company received $85 million and $60 million, respectively, of non-cash assets from its parent, Pruco Life Insurance Company. See Note 13 for additional information. There were no significant non-cash transactions for the year ended December 31, 2018.

See Notes to Financial Statements

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

1. BUSINESS AND BASIS OF PRESENTATION

Pruco Life Insurance Company of New Jersey (“PLNJ”) is a wholly-owned subsidiary of Pruco Life Insurance Company (“Pruco Life”), which in turn is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”). Prudential Insurance is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). PLNJ is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only, and sells such products primarily through affiliated and unaffiliated distributors.

Basis of Presentation

The Financial Statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition cost ("DAC") and related amortization; policyholders' account balances related to the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products; valuation of investments including derivatives, measurement of allowance for credit losses, and the recognition of other-than-temporary impairments ("OTTI"); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.

COVID-19

Beginning in the first quarter of 2020, the outbreak of the novel coronavirus (“COVID-19”) has resulted in extreme stress and disruption in the global economy and financial markets, and has adversely impacted, and may continue to adversely impact, the Company’s results of operations, financial condition and cash flows. Due to the highly uncertain nature of these conditions, it is not possible to estimate the ultimate impacts at this time. The risks may have manifested, and may continue to manifest, in the Company’s financial statements in the areas of, among others, i) investments: increased risk of loss on the Company's investments due to default or deterioration in credit quality or value; and ii) insurance liabilities and related balances: potential changes to assumptions regarding investment returns, mortality and policyholder behavior which are reflected in the Company's insurance liabilities and certain related balances (e.g., DAC, etc.). The Company cannot predict what impact the COVID-19 pandemic will ultimately have on the global economy, markets or its businesses.

Revision to Prior Period Financial Statements

The Company identified an error in the presentation of certain cash flow activity related to policyholders' account balances that impacted several line items within previously issued Statements of Cash Flows. Prior period amounts have been revised in the financial statements to correct this error. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revision and for comparisons of amounts previously reported to the revised amounts.

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS

ASSETS

Fixed maturities, available-for-sale, at fair value ("AFS debt securities") includes bonds, notes and redeemable preferred stock that are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.

AFS debt securities, where fair value is below amortized cost, are reviewed quarterly to determine whether the amortized cost basis of the security is recoverable. For mortgage-backed and asset-backed AFS debt securities, a credit impairment will be recognized to the extent the amortized cost exceeds the net present value of projected future cash flows (the “net present value”) for the security. For all other AFS debt securities, qualitative factors are first considered including, but not limited to, the extent of the decline and the reasons for the decline in value (e.g., credit events, currency or interest-rate related, including general credit spread widening), and the financial condition of the issuer. If analysis of these qualitative factors results in the security needing to be impaired, the credit impairment will be measured as the extent to which the amortized cost exceeds the net present value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the AFS debt security at the date of acquisition.

Credit impairment is recognized as an allowance for credit losses and reported in “Realized investment gains (losses), net.” Once the Company has deemed all or a portion of the amortized cost uncollectible, the allowance is removed from the balance sheet by writing down the amortized cost basis of the AFS debt security.

The Company adopted Accounting Standards Update ("ASU") 2016-13, and related ASUs, effective January 1, 2020. See “Recent Accounting Pronouncements” in this Note for additional information about the adoption. Prior to the adoption of ASU 2016-13, credit impairments were recognized as a direct write down to the cost basis of the security.

Interest income, including amortization of premium and accretion of discount, are included in “Net investment income” under the effective yield method. Prepayment premiums are also included in “Net investment income.”

For high credit quality mortgage-backed and asset-backed AFS debt securities (those rated AA or above), the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to “Net investment income” in accordance with the retrospective method.

For mortgage-backed and asset-backed AFS debt securities rated below AA, the effective yield is adjusted prospectively for any changes in the estimated timing and amount of cash flows unless the investment is purchased with credit deterioration or an allowance is currently recorded for the respective security. If an investment is impaired, any changes in the estimated timing and amount of cash flows will be recorded as the credit impairment, as opposed to a yield adjustment. If the asset is purchased with credit deterioration (or previously impaired) the effective yield will be adjusted if there are favorable changes in cash flows subsequent to the allowance being reduced to zero. Prior to the adoption of ASU 2016-13, the effective yield was adjusted prospectively unless an impairment was recorded in the current period.

For mortgage-backed and asset-backed AFS debt securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. These assumptions can significantly impact income recognition and the amount of impairment recognized in earnings and other comprehensive income (loss) (“OCI”). The payment priority of the respective security is also considered. For all other AFS debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company may use the estimated fair value of collateral, if any, as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an allowance for losses is recognized in earnings for the difference between amortized cost and the net present value and is limited to the difference between amortized cost and fair value of the AFS debt security. Any difference between the fair value and the net present value of the debt security at the impairment measurement date remains in OCI. Changes in the allowance for losses are reported in “Realized investment gains (losses), net.”

When an AFS debt security’s fair value is below amortized cost and (1) the Company has the intent to sell the AFS debt security, or (2) it is more likely than not the Company will be required to sell the AFS debt security before its anticipated recovery, the amortized cost basis of the AFS debt security is written down to fair value and any previously recognized allowance is reversed. The impairment is reported in “Realized investment gains (losses), net.”

The associated unrealized gains and losses, net of tax, and the effect on DAC, deferred sales inducements ("DSI"), future policy benefits and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). Each of these balances is discussed in greater detail below.

Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are reported in net income within “Other income” in the Statements of Operations. The impact of this standard resulted in an increase to retained earnings of $372 thousand, a reduction to AOCI of $175 thousand, and an increase to equity of $197 thousand upon adoption on January 1, 2018.

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of the current expected credit loss ("CECL") allowance. Certain off-balance sheet credit exposures (e.g., indemnification of serviced mortgage loans, and certain unfunded mortgage loan commitments where the Company cannot unconditionally cancel the commitment) are also subject to a CECL allowance. See Note 14 for additional information.

Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income.”

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The CECL allowance represents the Company’s best estimate of expected credit losses over the remaining life of the assets or off-balance sheet credit exposures. The determination of the allowance considers historical credit loss experience, current conditions, and reasonable and supportable forecasts. Prior to the adoption of ASU 2016-13, the allowance was based upon credit losses that were probable of occurring for recognized loans, not an estimate of credit losses that may occur over the remaining life of the asset.

The allowance is calculated separately for commercial mortgage loans, agricultural mortgage loans, other collateralized, and uncollateralized loans. For commercial mortgage and agricultural mortgage loans, the allowance is calculated using an internally developed CECL model.

Key inputs to the CECL model include unpaid principal balances, internal credit ratings, annual expected loss factors, average lives of the loans adjusted for prepayment considerations, current and historical interest rate assumptions, and other factors influencing the Company’s view of the current stage of the economic cycle and future economic conditions. Subjective considerations include a review of whether historical loss experience is representative of current market conditions and the Company’s view of the credit cycle. Model assumptions and factors are reviewed and updated as appropriate. Information about certain key inputs is detailed below.

Key factors in determining the internal credit ratings for commercial mortgage and agricultural mortgage loans include loan-to-value and debt-service-coverage ratios. Other factors include amortization, loan term, and estimated market value growth rate and volatility for the property type and region. The loan-to-value ratio compares the carrying amount of the loan to the fair value of the underlying property or properties collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the carrying amount of the loan exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the carrying amount of the loan. The debt service coverage ratio is a property’s net operating income as a percentage of its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.

Annual expected loss rates are based on historical default and loss experience factors. Using average lives, the annual expected loss rates are converted into life-of-loan loss expectations.

When individual loans no longer have the credit risk characteristics of the commercial or agricultural mortgage loan pools, they are removed from the pools and are evaluated individually for an allowance. The allowance is determined based on the outstanding loan balance less the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

The CECL allowance on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. The change in allowance is reported in “Realized investment gains (losses), net.” As it relates to unfunded commitments that are in scope of this guidance, the CECL allowance is reported in “Other liabilities,” and the change in the allowance is reported in “Realized investment gains (losses), net.”

The CECL allowance for other collateralized and uncollateralized loans (e.g., corporate loans) carried at amortized cost is determined based on probability of default and loss given default assumptions by sector, credit quality and average lives of the loans. Additions to or releases of the allowance are reported in “Realized investment gains (losses), net.”

Once the Company has deemed a portion of the amortized costs to be uncollectible, the uncollectible portion of allowance is removed from the balance sheet by writing down the amortized cost basis of the loan. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Interest received on loans that are past due is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. See Note 3 for additional information about the Company’s past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged against interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring (“TDR”). These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a TDR. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a TDR as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a TDR. When there is a reasonable expectation that the Company will execute a TDR, all effects of the potential restructuring are considered for the estimation of the CECL allowance.

When a loan is modified in a TDR, the CECL allowance of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance is adjusted accordingly. The loan will be evaluated to determine whether the loan no longer has similar credit risk characteristics of the commercial or agricultural mortgage loan pools and need to be evaluated for an allowance on an individual basis. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loan.

In a TDR where the Company receives assets in full satisfaction of the debt, any CECL allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for credit impairment based on the CECL allowance process noted above.

Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs"), other than operating joint ventures, as well as derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as changes to the allowance for credit losses recognized in earnings. Realized investment gains and losses also reflect fair value changes on commercial mortgage loans carried at fair value, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents. These assets are generally carried at fair value or amortized cost which approximates fair value.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Deferred policy acquisition costs are costs directly related to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully acquired contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC,” net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.

DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions; however, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of variable annuity contracts, and index-linked crediting features of certain universal life contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, a United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company’s projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company’s estimate of total gross profits to reflect actual fund performance and market conditions.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.

Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers, and are reported on the Statements of Financial Position net of the CECL allowance. The CECL allowance considers the credit quality of the reinsurance counterparty and is generally determined based on the probability of default and loss given default assumptions, after considering any applicable collateral arrangements. The CECL allowance does not apply to reinsurance recoverables with affiliated counterparties under common control. Additions to or releases of the allowance are reported in “Policyholders’ benefits.” Prior to the adoption of this standard, an allowance for credit losses for reinsurance recoverables was established only when it was deemed probable that a reinsurer may fail to make payments to us in a timely manner. For additional information about these arrangements see Note 9.

Other assets consist primarily of premiums due and deferred loss on reinsurance with affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate-related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate account assets generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income.” Asset administration fees charged to the accounts are included in “Asset administration fees.” See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.

LIABILITIES

Future policy benefits include liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no-lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.

The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by recognizing a premium deficiency. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. If a premium deficiency is recognized, the assumptions without a provision for the risk of adverse deviation as of the premium deficiency test date are locked-in and used in subsequent valuations. The net reserves continue to be subject to premium deficiency testing. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.

Policyholders’ account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 7 for additional information regarding policyholders’ account balances. Policyholders’ account balances also includes amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are primarily used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income.”

Income taxes receivable/payable primarily represent the net deferred tax asset or liability and the Company’s estimated taxes receivable/payable for the current year and open audit years.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members record tax benefits to the extent tax losses or tax credits are recognized in the consolidated federal tax provision.

Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.

In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a 'measurement period' not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of refinements to the provisional amount related to The United States Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") included in “Income tax expense (benefit)” in 2018.

U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.

Effective January 1, 2018, the Company adopted ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss), which allowed a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017. The Company elected to apply the ASU subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $5.9 million upon adoption on January 1, 2018. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements that are used primarily to earn spread income. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.

Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income.”

Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.

Other liabilities consist primarily of accrued expenses, reinsurance payables and technical overdrafts.

Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.

Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

REVENUES AND BENEFITS AND EXPENSES

Insurance Revenue and Expense Recognition

Premiums from individual life products, other than universal and variable life contracts, are recognized when due. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.

Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 5 for information regarding the valuation of these embedded derivatives and Note 8 for additional information regarding these contracts.

Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

Policyholders’ account balances also includes amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. For additional information regarding the valuation of these embedded derivatives, see Note 5.

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.

Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.

OTHER ACCOUNTING POLICIES

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties, while others are bilateral contracts between two counterparties. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Derivatives are recorded either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship.

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value" or "Equity securities, at fair value".

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. Effective April 1, 2016, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, to Prudential Insurance under a coinsurance and modified coinsurance agreement. See Note 9 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net”.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of ASUs to the FASB Accounting Standards Codification ("ASC"). The Company considers the applicability and impact of all ASUs. ASUs listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of December 31, 2020, and as of the date of this filing. ASUs not listed below were assessed and determined to be either not applicable or not material.

Adoption of ASU 2016-13

The Company adopted ASU 2016-13, and related ASUs, effective January 1, 2020 using the modified retrospective method for certain financial assets carried at amortized cost and certain off-balance sheet exposures. The modified retrospective method results in a cumulative effect adjustment to opening retained earnings. The Company adopted the guidance related to fixed maturities, available-for-sale on a prospective basis.

This ASU requires the use of a new CECL model to account for expected credit losses on certain financial assets reported at amortized cost (e.g., loans held for investment, reinsurance receivables, etc.) and certain off-balance sheet credit exposures (e.g., indemnification of serviced mortgage loans and certain loan commitments). The guidance requires an entity to estimate lifetime credit losses related to such financial assets and credit exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that may affect the collectability of the reported amounts. The standard also modifies the OTTI guidance for fixed maturities, available-for-sale requiring the use of an allowance rather than a direct write-down of the investment.

The impacts of this ASU on the Company’s Financial Statements primarily include (1) A Cumulative Effect Adjustment Upon Adoption; (2) Changes to the Presentation of the Statements of Financial Position and Statements of Operations; and (3) Changes to Accounting Policies. Each of these impacts is described below.

(1) Cumulative Effect Adjustment Upon Adoption

Adoption of the standard resulted in a cumulative effect adjustment to opening retained earnings in the amount of $0.2 million, primarily related to commercial mortgage and other loans. The impact of adoption is not material to the following financial statement line items: income taxes payable and other liabilities. The prospective adoption of the portions of the standard related to fixed maturities, available-for-sale resulted in no impact to opening retained earnings.

(2) Changes to the Presentation of the Statements of Financial Position and Statements of Operations

The allowance for credit losses is presented parenthetically on relevant line items in the Statements of Financial Position. In the Statements of Operations, realized investment gains (losses), net are presented on one line item and will no longer reflect the breakout of OTTI on fixed maturity securities; OTTI on fixed maturity securities transferred to OCI; and other realized investment gains (losses), net. The presentation of this detail in prior periods is immaterial.

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2020, including the policies associated with the adoption of ASU 2016-13.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other ASUs adopted during the year ended December 31, 2020

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting	This ASU provides optional relief for certain contracts impacted by reference rate reform. The standard permits an entity to consider contract modification due to reference rate reform to be an event that does not require contract remeasurement at the modification date or reassessment of a previous accounting determination. The ASU also temporarily (until December 31, 2022) allows hedge relationships to continue without de-designation upon changes due to reference rate reform.	March 12, 2020 to December 31, 2022 using the prospective method.	This ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
The Company made the election under ASU 2020-04 for all applicable contracts as they converted from the current reference rate to the new reference rate.

ASU issued but not yet adopted as of December 31, 2020 — ASU 2018-12

ASU 2018-12, Financial Services—Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Financial Statements and Notes to the Financial Statements. In October 2019, the FASB issued ASU 2019-09, Financial Services - Insurance (Topic 944): Effective Date to affirm its decision to defer the effective date of ASU 2018-12 to January 1, 2022 (with early adoption permitted), representing a one year extension from the original effective date of January 1, 2021. As a result of the COVID-19 pandemic, in November 2020 the FASB issued ASU 2020-11, Financial Services—Insurance (Topic 944): Effective Date and Early Application to defer for an additional one year the effective date of ASU 2018-12 from January 1, 2022 to January 1, 2023, and to provide transition relief to facilitate the early adoption of the ASU. The transition relief would allow large calendar-year public companies that early adopt ASU 2018-12 to apply the guidance either as of January 1, 2020 or January 1, 2021 (and record transition adjustments as of January 1, 2020 or January 1, 2021, respectively) in the 2022 financial statements. Companies that do not early adopt ASU 2018-12 would apply the guidance as of January 1, 2021 (and record transition adjustments as of January 1, 2021) in the 2023 financial statements. The Company currently intends to adopt ASU 2018-12 effective January 1, 2023. ASU 2018-12 will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other less significant changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.	An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.	The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield, which will be updated each quarter with the impact recorded through OCI. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the discount rate assumptions.	As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of either the beginning of the prior year (if early adoption is elected) or the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.	Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in-force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between discount rates locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.
Amortization of DAC and other balances	Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.	An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity may choose to apply the amendments to contracts in force as of the beginning of the prior year (if early adoption is elected) or as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its liability for future policy benefits, as described above, it is required to also use a full retrospective transition method for DAC and other balances.	The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.
Market Risk Benefits ("MRB")	Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value, and record MRB assets and liabilities separately on the Statements of Financial Position. Changes in fair value of market risk benefits are recorded in net income, except for the portion of the change in MRB liabilities attributable to changes in an entity’s NPR, which is recognized in OCI.	An entity shall adopt the guidance for market risk benefits using the retrospective transition method which includes a cumulative-effect adjustment on the balance sheet as of either the beginning of prior year (if early adoption is elected) or the beginning of the earliest period presented. An entity shall maximize the use of relevant observable information and minimize the use of unobservable information in determining the balance of the market risk benefits upon adoption.	Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., guaranteed minimum death benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$10,638	$1,017	$0	$0	$11,655
Obligations of U.S. states and their political subdivisions	162,227	20,399	0	0	182,626
Foreign government bonds	79,318	13,347	29	0	92,636
U.S. public corporate securities	791,616	158,087	118	0	949,585
U.S. private corporate securities	222,279	23,564	225	0	245,618
Foreign public corporate securities	60,376	10,022	51	0	70,347
Foreign private corporate securities	148,103	17,892	640	0	165,355
Asset-backed securities(1)	16,535	666	12	0	17,189
Commercial mortgage-backed securities	141,564	13,854	0	0	155,418
Residential mortgage-backed securities(2)	3,214	552	0	0	3,766
Total fixed maturities, available-for-sale	$1,635,870	$259,400	$1,075	$0	$1,894,195
(1)Includes credit-tranched securities collateralized by loan obligations and education loans.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$14,983	$1,032	$0	$16,015	$0
Obligations of U.S. states and their political subdivisions	123,505	10,172	0	133,677	0
Foreign government bonds	70,287	6,993	0	77,280	0
U.S. public corporate securities	627,880	70,167	527	697,520	0
U.S. private corporate securities	222,952	10,416	153	233,215	0
Foreign public corporate securities	53,115	4,958	80	57,993	0
Foreign private corporate securities	161,597	4,505	2,210	163,892	0
Asset-backed securities(1)	17,816	753	27	18,542	0
Commercial mortgage-backed securities	141,593	5,796	0	147,389	0
Residential mortgage-backed securities(2)	4,068	509	4	4,573	(50)
Total fixed maturities, available-for-sale	$1,437,796	$115,301	$3,001	$1,550,096	$(50)
(1)Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, and education loans.
(2)Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.
(3)Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following table sets forth the fair value and gross unrealized losses on available-for-sale fixed maturity securities without an allowance for credit losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the date indicated:

	December 31, 2020
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government bonds	$2,122	$29	$0	$0	$2,122	$29
U.S. public corporate securities	10,416	118	0	0	10,416	118
U.S. private corporate securities	9,635	225	0	0	9,635	225
Foreign public corporate securities	1,611	51	0	0	1,611	51
Foreign private corporate securities	0	0	12,017	640	12,017	640
Asset-backed securities	988	2	3,941	10	4,929	12
Residential mortgage-backed securities	0	0	0	0	0	0
Total fixed maturities, available-for-sale	$24,772	$425	$15,958	$650	$40,730	$1,075

The following table sets forth the fair value and gross unrealized losses on fixed maturity securities aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the date indicated:

	December 31, 2019
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
Foreign government bonds	$0	$0	$400	$0	$400	$0
U.S. public corporate securities	16,892	190	1,073	337	17,965	527
U.S. private corporate securities	7,350	140	4,757	13	12,107	153
Foreign public corporate securities	2,054	23	2,427	57	4,481	80
Foreign private corporate securities	10,659	281	27,048	1,929	37,707	2,210
Asset-backed securities	1,488	12	2,985	15	4,473	27
Residential mortgage-backed securities	91	4	0	0	91	4
Total fixed maturities, available-for-sale	$38,534	$650	$38,690	$2,351	$77,224	$3,001

As of December 31, 2020, the gross unrealized losses on fixed maturity available-for-sale securities without an allowance were composed of $0.4 million related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $0.7 million related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2020, the $0.7 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance and consumer non-cyclical sectors.

As of December 31, 2019, the gross unrealized losses on fixed maturity securities were composed of $2.4 million related to “1” highest quality or “2” high quality securities based on the NAIC or equivalent rating and $0.6 million related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2019, the $2.4 million of gross unrealized losses of twelve months or more were concentrated in the Company’s corporate securities within the finance, consumer non-cyclical and energy sectors.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for credit losses related to these fixed maturity securities was not warranted at December 31, 2020. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates, foreign currency exchange rate movements and the financial condition or near-term prospects of the issuer. As of December 31, 2020, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2020
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$18,747	$19,000
Due after one year through five years	200,909	214,388
Due after five years through ten years	205,745	228,272
Due after ten years	1,049,156	1,256,162
Asset-backed securities	16,535	17,189
Commercial mortgage-backed securities	141,564	155,418
Residential mortgage-backed securities	3,214	3,766
Total fixed maturities, available-for-sale	$1,635,870	$1,894,195

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on write-downs, impairments and the allowance for credit losses of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$4,085	$12,801	$3,530
Proceeds from maturities/prepayments	57,837	59,294	70,152
Gross investment gains from sales and maturities	(4)	164	172
Gross investment losses from sales and maturities	(43)	(709)	(219)
OTTI recognized in earnings(2)	N/A	(5,474)	(125)
Write-downs recognized in earnings(3)	(625)	N/A	N/A
(Addition to) release of allowance for credit losses(4)	0	N/A	N/A

(1)Includes $1.5 million, $0.0 million and $0.0 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2020, 2019 and 2018, respectively.
(2)For the years ended December 31, 2019 and 2018, amounts exclude the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.
(3)For the year ended December 31, 2020, amounts represent write-downs on credit adverse securities, write-downs on securities approaching maturity related to foreign exchange movements and securities actively marketed for sale.
(4)Effective January 1, 2020, credit losses on available-for-sale fixed maturity securities are recorded within the "allowance for credit losses."

For the year ended December 31, 2020, there was no activity in the allowance for credit losses for fixed maturity securities.

See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company did not have any fixed maturity securities purchased with credit deterioration, as of December 31, 2020.
Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income,” was $(0.8) million, $0.6 million and $(1.0) million during the years ended December 31, 2020, 2019 and 2018, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2020		December 31, 2019
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$46,755	35.0%	$47,568	33.2%
Hospitality	14,031	10.5	14,266	10.0
Industrial	13,936	10.4	18,907	13.2
Office	23,649	17.7	24,035	16.7
Other	16,929	12.7	18,853	13.2
Retail	15,857	11.9	16,174	11.3
Total commercial mortgage loans	131,157	98.2	139,803	97.6
Agricultural property loans	2,398	1.8	3,460	2.4
Total commercial mortgage and agricultural property loans	133,555	100.0%	143,263	100.0%
Allowance for credit losses	(440)		(165)
Total net commercial mortgage and agricultural property loans	$133,115		$143,098

As of December 31, 2020, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in New York (14%), Florida (10%), Illinois (9%) and Texas (9%)) and included loans secured by properties in Europe (11%).

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2017	$179	$1	$180
Addition to (release of) allowance for credit losses	(29)	0	(29)
Balance at December 31, 2018	$150	$1	$151
Addition to (release of) allowance for credit losses	14	0	14
Balance at December 31, 2019	$164	$1	$165
Cumulative effect of adoption of ASU 2016-13	204	0	204
Addition to (release of) allowance for expected losses	72	(1)	71
Balance at December 31, 2020	$440	$0	$440
See Note 2 for additional information about the Company's methodology for developing our allowance and expected losses.
For the year ended December 31, 2020, the increase in the allowance for credit losses on commercial mortgage and other loans was primarily related to the cumulative effect of adoption of ASU 2016-13.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables set forth key credit quality indicators based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2020
	Amortized Cost by Origination Year
	2020	2019	2018	2017	2016	Prior	Total
	(in thousands)
Commercial Mortgage Loans
Loan-to-Value Ratio:
0%-59.99%	$0	$6,285	$0	$6,349	$9,731	$45,261	$67,626
60%-69.99%	2,198	27,970	1,478	5,381	3,191	18,533	58,751
70%-79.99%	0	1,870	0	0	0	1,931	3,801
80% or greater	0	0	0	979	0	0	979
Total	$2,198	$36,125	$1,478	$12,709	$12,922	$65,725	$131,157
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$2,198	$31,751	$1,478	$11,730	$11,872	$60,499	$119,528
1.0 - 1.2x	0	3,364	0	979	1,050	5,226	10,619
Less than 1.0x	0	1,010	0	0	0	0	1,010
Total	$2,198	$36,125	$1,478	$12,709	$12,922	$65,725	$131,157
Agricultural Property Loans
Loan-to-Value Ratio:
0%-59.99%	$0	$0	$0	$0	$0	$2,398	$2,398
60%-69.99%	0	0	0	0	0	0	0
70%-79.99%	0	0	0	0	0	0	0
80% or greater	0	0	0	0	0	0	0
Total	$0	$0	$0	$0	$0	$2,398	$2,398
Debt Service Coverage Ratio:
Greater or Equal to 1.2x	$0	$0	$0	$0	$0	$2,398	$2,398
1.0 - 1.2x	0	0	0	0	0	0	0
Less than 1.0x	0	0	0	0	0	0	0
Total	$0	$0	$0	$0	$0	$2,398	$2,398

Commercial mortgage loans
	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$89,855	$1,131	$0	$90,986
60%-69.99%	42,726	1,877	0	44,603
70%-79.99%	2,695	1,519	0	4,214
80% or greater	0	0	0	0
Total commercial mortgage loans	$135,276	$4,527	$0	$139,803

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Agricultural property loans
	December 31, 2019
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$3,460	$0	$0	$3,460
60%-69.99%	0	0	0	0
70%-79.99%	0	0	0	0
80% or greater	0	0	0	0
Total agricultural property loans	$3,460	$0	$0	$3,460

See Note 2 for additional information about the Company’s commercial mortgage and other loans credit quality monitoring process.

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2020
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$131,157	$0	$0	$0	$131,157	$0
Agricultural property loans	2,398	0	0	0	2,398	0
Total	$133,555	$0	$0	$0	$133,555	$0

(1)As of December 31, 2020, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

	December 31, 2019
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$139,803	$0	$0	$0	$139,803	$0
Agricultural property loans	3,460	0	0	0	3,460	0
Total	$143,263	$0	$0	$0	$143,263	$0

(1)As of December 31, 2019, there were no loans in this category accruing interest.
(2)For additional information regarding the Company’s policies for accruing interest on loans, see Note 2.

There were no loans on non-accrual status as of December 31, 2020. Loans that were in non-accrual status did not recognize interest income for the year ended December 31, 2020.

The Company did not have any commercial mortgage and other loans purchased with credit deterioration, as of December 31, 2020.

For both the years ended December 31, 2020 and 2019, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were no commercial mortgage and other loans sold.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2020	2019
	(in thousands)
Company's investment in separate accounts	$3,269	$3,418
LPs/LLCs:
Equity method:
Private equity	38,261	26,609
Hedge funds	33,773	30,629
Real estate-related	4,625	4,154
Subtotal equity method	76,659	61,392
Fair value:
Private equity	590	774
Hedge funds	69	78
Real estate-related	2,141	2,490
Subtotal fair value	2,800	3,342
Total LPs/LLCs	79,459	64,734
Derivative instruments	14,781	21,384
Total other invested assets	$97,509	$89,536

Equity Method Investments

The following tables set forth summarized combined financial information for significant LP/LLC interests accounted for under the equity method. Changes between periods in the tables below reflect changes in the activities within the LPs/LLCs, as well as changes in the Company’s level of investment in such entities.

	December 31,
	2020	2019
	(in thousands)
STATEMENTS OF FINANCIAL POSITION
Total assets(1)	$1,806,040	$1,629,207
Total liabilities	$0	$0
Partners’ capital	1,806,040	1,629,207
Total liabilities and partners’ capital	$1,806,040	$1,629,207
Total liabilities and partners’ capital included above	$33,773	$30,629
Equity in LP/LLC interests not included above	42,886	30,763
Carrying value	$76,659	$61,392

(1)Amount represents gross assets of each fund where the Company has a significant investment. These assets consist primarily of investments in securities and other miscellaneous assets.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31,
	2020	2019	2018
	(in thousands)
STATEMENTS OF OPERATIONS
Total revenue(1)	$168,120	$125,685	$(511)
Total expenses	0	0	0
Net earnings (losses)	$168,120	$125,685	$(511)
Equity in net earnings (losses) included above	$3,144	$2,363	$(10)
Equity in net earnings (losses) of LP/LLC interests not included above	3,858	801	751
Total equity in net earnings (losses)	$7,002	$3,164	$741

(1)Amount represents gross revenue of each fund where the Company has a significant investment. This revenue consists of income from investments in securities and other income.

Accrued Investment Income

The following table sets forth the composition of “Accrued investment income,” as of the date indicated:

December 31, 2020
(in thousands)
Fixed maturities	$15,178
Equity securities	1
Commercial mortgage and other loans	372
Policy loans	5,688
Short-term investments and cash equivalents	9
Total accrued investment income	$21,248

There were no write-downs on accrued investment income for the year ended December 31, 2020.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities, available-for-sale	$61,250	$57,518	$52,235
Fixed maturities, trading	542	376	322
Equity securities	363	363	364
Commercial mortgage and other loans	5,485	5,130	5,006
Policy loans	11,597	11,458	11,071
Other invested assets	7,509	4,459	1,869
Short-term investments and cash equivalents	431	997	655
Gross investment income	87,177	80,301	71,522
Less: investment expenses	(4,182)	(3,513)	(3,711)
Net investment income	$82,995	$76,788	$67,811

The carrying value of non-income producing assets included $0.4 million in available-for-sale fixed maturities, as of December 31, 2020. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2020.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2020	2019	2018
	(in thousands)
Fixed maturities(1)	$(672)	$(6,019)	$(172)
Commercial mortgage and other loans	(71)	(14)	29
Other invested assets	(51)	(519)	49
Derivatives	2,721	(10,839)	(9,178)
Short-term investments and cash equivalents	(56)	3	(1)
Realized investment gains (losses), net	$1,871	$(17,388)	$(9,273)
(1)Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2020	2019	2018
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI(1)	$ N/A	$51	$143
Fixed maturity securities, available-for-sale — all other(1)	N/A	112,249	(20,211)
Fixed maturity securities, available-for-sale with an allowance	0	N/A	N/A
Fixed maturity securities, available-for-sale without an allowance	258,325	N/A	N/A
Derivatives designated as cash flow hedges(2)	(2,998)	3,193	1,793
Affiliated notes	254	480	509
Other investments	143	66	145
Net unrealized gains (losses) on investments	$255,724	$116,039	$(17,621)
(1)Effective January 1, 2020, per ASU 2016-13, fixed maturity securities, available-for-sale are no longer required to be disclosed “with OTTI” and “all other.”
(2)For more information on cash flow hedges, see Note 4.

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2020 and 2019, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2020			December 31, 2019
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign public corporate securities	$2,725	$0	$2,725	$2,481	$0	$2,481
Total cash collateral for loaned securities(1)	$2,725	$0	$2,725	$2,481	$0	$2,481
(1)The Company did not have agreements with remaining contractual maturities greater than thirty days, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2020	2019
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$2,525	$2,427
Total securities pledged	$2,525	$2,427
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$2,725	$2,481
Total liabilities supported by the pledged collateral	$2,725	$2,481

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of both December 31, 2020 and 2019, there was no collateral that could be sold or repledged.
As of both December 31, 2020 and 2019, there were available-for-sale fixed maturities of $0.5 million, on deposit with governmental authorities or trustees as required by certain insurance laws.

4. DERIVATIVES AND HEDGING
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced name (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company offers certain products (for example, variable annuities and index-linked universal life), which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to certain of these derivatives, the Company has entered into reinsurance agreements with an affiliate, Prudential Insurance, effective April 1, 2016. See Note 9 for additional information on the reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the value of derivative contracts prior to taking into account the netting effects of master netting agreements and cash collateral.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2020			December 31, 2019
Primary Underlying Risk/Instrument Type	Gross Notional	Fair Value		Gross Notional	Fair Value
		Assets	Liabilities		Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$126,806	$2,404	$(7,017)	$131,212	$4,653	$(1,504)
Total Derivatives Designated as Hedge Accounting Instruments:	$126,806	$2,404	$(7,017)	$131,212	$4,653	$(1,504)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$30,200	$4,535	$0	$32,075	$3,005	$(5)
Credit
Credit Default Swaps	713	0	(6)	0	0	0
Currency/Interest Rate
Foreign Currency Swaps	33,224	2,374	(1,650)	33,224	2,691	(579)
Foreign Currency
Foreign Currency Forwards	3,087	0	(96)	1,858	0	(36)
Equity
Equity Options	441,725	41,582	(27,350)	379,350	24,064	(10,919)
Total Derivatives Not Qualifying as Hedge Accounting Instruments	$508,949	$48,491	$(29,102)	$446,507	$29,760	$(11,539)
Total Derivatives(1)(2)	$635,755	$50,895	$(36,119)	$577,719	$34,413	$(13,043)
(1)Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks. The fair value of these embedded derivatives was a net liability of $1,195 million and $761 million as of December 31, 2020 and 2019, respectively included in “Future policy benefits” and $154 million and $134 million as of December 31, 2020 and 2019, respectively included in “Policyholders’ account balances". The fair value of the related reinsurance, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $1,195 million and $761 million as of December 31, 2020 and 2019, respectively.
(2)Recorded in "Other invested assets" and "Payables to parent and affiliates" on the Statements of Financial Position.

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2020
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$50,895	$(36,114)	$14,781	$(14,572)	$209
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$50,895	$(36,114)	$14,781	$(14,572)	$209
Offsetting of Financial Liabilities:
Derivatives(1)	$36,119	$(36,119)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$36,119	$(36,119)	$0	$0	$0

	December 31, 2019
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$34,413	$(13,029)	$21,384	$(21,384)	$0
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$34,413	$(13,029)	$21,384	$(21,384)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$13,043	$(13,043)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$13,043	$(13,043)	$0	$0	$0
(1)Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.

Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit and equity derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2020
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$106	$1,868	$(1,016)	$(6,191)
Total cash flow hedges	106	1,868	(1,016)	(6,191)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,919	0	0	0
Currency	(174)	0	0	0
Currency/Interest Rate	(894)	0	(25)	0
Credit	(88)	0	0	0
Equity	4,603	0	0	0
Embedded Derivatives	(2,751)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	2,615	0	(25)	0
Total	$2,721	$1,868	$(1,041)	$(6,191)

	Year Ended December 31, 2019
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$569	$1,693	$(418)	$1,391
Total cash flow hedges	569	1,693	(418)	1,391
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	1,393	0	0	0
Currency	38	0	0	0
Currency/Interest Rate	216	0	(9)	0
Credit	(1)	0	0	0
Equity	10,544	0	0	0
Embedded Derivatives	(23,598)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(11,408)	0	(9)	0
Total	$(10,839)	$1,693	$(427)	$1,391

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$(305)	$1,360	$638	$6,829
Total cash flow hedges	(305)	1,360	638	6,829
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(583)	0	0	0
Currency	98	0	0	0
Currency/Interest Rate	1,682	0	13	0
Credit	(2)	0	0	0
Equity	(3,793)	0	0	0
Embedded Derivatives	(6,275)	0	0	0
Total Derivatives Not Qualifying as Hedge Accounting Instruments	(8,873)	0	13	0
Total	$(9,178)	$1,360	$651	$6,829

(1)Net change in AOCI.

Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2017	$(5,036)
Amount recorded in AOCI
Currency/Interest Rate	8,522
Total amount recorded in AOCI	8,522
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,693)
Total amount reclassified from AOCI to income	(1,693)
Balance, December 31, 2018	$1,793
Cumulative-effect adjustment from the adoption of ASU 2017-12(1)	9
Amount recorded in AOCI
Currency/Interest Rate	3,235
Total amount recorded in AOCI	3,235
Amount reclassified from AOCI to income
Currency/Interest Rate	(1,844)
Total amount reclassified from AOCI to income	(1,844)
Balance, December 31, 2019	$3,193
Amount recorded in AOCI
Currency/Interest Rate	(5,233)
Total amount recorded in AOCI	(5,233)
Amount reclassified from AOCI to income
Currency/Interest Rate	(958)
Total amount reclassified from AOCI to income	(958)
Balance, December 31, 2020	$(2,998)
(1)See Note 2 for details.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2020 values, it is estimated that a pre-tax gain of $1.5 million is expected to be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2021.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
There were no material amounts reclassified from AOCI into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2020 and 2019.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $0.7 million and $0 million reported as of December 31, 2020 and 2019, respectively with a fair value of $0 million for both periods.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	December 31, 2020
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$11,655	$0	$0	$11,655
Obligations of U.S. states and their political subdivisions	0	182,626	0	0	182,626
Foreign government bonds	0	92,636	0	0	92,636
U.S. corporate public securities	0	949,585	0	0	949,585
U.S. corporate private securities	0	245,194	424	0	245,618
Foreign corporate public securities	0	70,347	0	0	70,347
Foreign corporate private securities	0	141,734	23,621	0	165,355
Asset-backed securities(2)	0	17,189	0	0	17,189
Commercial mortgage-backed securities	0	155,418	0	0	155,418
Residential mortgage-backed securities	0	3,766	0	0	3,766
Subtotal	0	1,870,150	24,045	0	1,894,195
Fixed maturities, trading	0	19,269	0	0	19,269
Equity securities	0	123	6,095	0	6,218
Cash equivalents	0	60,879	0	0	60,879
Other invested assets(3)	0	50,895	0	(36,114)	14,781
Reinsurance recoverables	0	0	1,195,469	0	1,195,469
Receivables from parent and affiliates	0	815	0	0	815
Subtotal excluding separate account assets	0	2,002,131	1,225,609	(36,114)	3,191,626
Separate account assets(4)(5)	0	15,044,796	0	0	15,044,796
Total assets	$0	$17,046,927	$1,225,609	$(36,114)	$18,236,422
Future policy benefits(6)	$0	$0	$1,195,469	$0	$1,195,469
Policyholders' account balances	0	0	153,937	0	153,937
Payables to parent and affiliates	0	36,119	0	(36,119)	0
Total liabilities	$0	$36,119	$1,349,406	$(36,119)	$1,349,406

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$16,015	$0	$0	$16,015
Obligations of U.S. states and their political subdivisions	0	133,677	0	0	133,677
Foreign government bonds	0	77,280	0	0	77,280
U.S. corporate public securities	0	697,520	0	0	697,520
U.S. corporate private securities	0	232,903	312	0	233,215
Foreign corporate public securities	0	57,993	0	0	57,993
Foreign corporate private securities	0	163,026	866	0	163,892
Asset-backed securities(2)	0	18,542	0	0	18,542
Commercial mortgage-backed securities	0	147,389	0	0	147,389
Residential mortgage-backed securities	0	4,573	0	0	4,573
Subtotal	0	1,548,918	1,178	0	1,550,096
Fixed maturities, trading	0	13,700	0	0	13,700
Equity securities	0	207	7,305	0	7,512
Cash equivalents	0	55,896	0	0	55,896
Other invested assets(3)	0	34,413	0	(13,029)	21,384
Reinsurance recoverables	0	0	760,558	0	760,558
Receivables from parent and affiliates	0	2,433	0	0	2,433
Subtotal excluding separate account assets	0	1,655,567	769,041	(13,029)	2,411,579
Separate account assets(4)(5)	0	13,927,275	0	0	13,927,275
Total assets	$0	$15,582,842	$769,041	$(13,029)	$16,338,854
Future policy benefits(6)	$0	$0	$760,558	$0	$760,558
Policyholders' account balances	0	0	133,793	0	133,793
Payables to parent and affiliates	0	13,043	0	(13,043)	0
Total liabilities	$0	$13,043	$894,351	$(13,043)	$894,351

(1)“Netting” amounts represent cash collateral of $0.0 million as of both December 31, 2020 and 2019, respectively.
(2)Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
(3)Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2020 and 2019, the fair values of such investments were $2.8 million and $3.3 million, respectively.
(4)Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2020 and 2019, the fair value of such investments was $2,073 million and $1,977 million respectively.
(5)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.
(6)As of December 31, 2020, the net embedded derivative liability position of $1,195 million includes $51 million of embedded derivatives in an asset position and $1,246 million of embedded derivatives in a liability position. As of December 31, 2019, the net embedded derivative liability position of $761 million includes $60 million of embedded derivatives in an asset position and $821 million of embedded derivatives in a liability position.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2020 and 2019, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including the secured overnight financing rate ("SOFR"), obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs, and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances – The liability for policyholders’ account balances is related to certain embedded derivative instruments associated with certain universal life products that provide the policyholders with the index-linked interest credited over contract specified term periods. The fair values of these liabilities are determined using discounted cash flow models which include capital market assumptions such as interest rates and equity index volatility assumptions, the Company’s market-perceived NPR and actuarially determined assumptions for mortality, lapses and projected hedge costs.
As there is no observable active market for these liabilities, the fair value is determined as the present value of account balances paid to policyholders in excess of contractually guaranteed minimums using option pricing techniques for index term periods that contain deposits as of the valuation date, and the expected option budget for future index term periods, where the terms of index crediting rates have not yet been declared by the Company. Premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows are also incorporated in the fair value of these liabilities. Since the valuation of these liabilities require the use of management’s judgment to determine these risk premiums and the use of unobservable inputs, these liabilities are reflected within Level 3 in the fair value hierarchy.
Capital market inputs, including interest rates and equity markets volatility, and actual policyholders’ account values are updated each quarter. Actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. Aside from these annual updates, assumptions are generally updated only if a material change is observed in an interim period that the Company believes is indicative of a long-term trend.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	December 31, 2020
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$24,045	Discounted cash flow	Discount rate	1.84%	6.55%	2.32%	Decrease
Reinsurance recoverables	$1,195,469	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$1,195,469	Discounted cash flow	Lapse rate(5)	1%	20%		Decrease
			Spread over LIBOR(6)	0.06%	1.17%		Decrease
			Utilization rate(7)	39%	96%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	26%		Increase
Policyholders' account balances(4)	$153,937	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over LIBOR(6)	0.06%	1.17%		Decrease
			Mortality rate(9)	0%	24%		Decrease
			Equity volatility curve	15%	30%		Increase

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Reinsurance recoverables	$760,558	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$760,558	Discounted cash flow	Lapse rate(5)	1%	18%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Utilization rate(7)	43%	97%		Increase
			Withdrawal rate	See table footnote (8) below.
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	13%	23%		Increase
Policyholders' account balances(4)	$133,793	Discounted cash flow	Lapse rate(5)	1%	6%		Decrease
			Spread over LIBOR(6)	0.10%	1.23%		Decrease
			Mortality rate(9)	0%	24%		Decrease
			Equity volatility curve	10%	23%		Increase

(1)Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.
(2)Includes assets classified as fixed maturities available-for-sale.
(3)Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(4)Policyholders’ account balances primarily represent general account liabilities for the index-linked interest credited on certain of the Company’s life products that are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than a weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.
(5)Lapse rates for contracts with living benefit guarantees are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates for contracts with index-linked crediting guarantees may be adjusted at the contract level based on the applicability of any surrender charges, product type, and market related factors such as interest rates. Lapse rates are also generally assumed to be lower for the period where surrender charges apply. For any given contract, lapse rates vary throughout the period over which cash flows are projected for the purposes of valuing these embedded derivatives.
(6)The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect the Company's estimates of rates that a market participant would use to value the living benefits in both the accumulation and payout phases and index-linked interest crediting guarantees. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because funding agreements, living benefit guarantees, and index-linked interest crediting guarantees are insurance liabilities and are therefore senior to debt.
(7)The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.
(8)The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2020 and 2019, the minimum withdrawal rate assumption is 76% and 78%, respectively. As of both December 31, 2020 and 2019, the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

(9)The range reflects the mortality rates for the vast majority of business with living benefits and other contracts, with policyholders ranging from 45 to 90 years old. While the majority of living benefits have a minimum age requirement, certain other contracts do not have an age restriction. This results in contractholders with mortality rates approaching 0% for certain benefits. Mortality rates may vary by product, age and duration. A mortality improvement assumption is also incorporated into the overall mortality table.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities - The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate.

	Year Ended December 31, 2020
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$1,178	$3,315	$0	$(860)	$0	$(22)	$0	$20,434	$0	$24,045	$3,320
Structured securities(4)	0	2	0	(2)	0	0	0	0	0	0	0
Other assets:
Equity securities	7,305	2,290	0	(3,500)	0	0	0	0	0	6,095	1,100
Reinsurance recoverables	760,558	326,083	108,828	0	0	0	0	0	0	1,195,469	349,277
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(760,558)	(326,083)	0	0	(108,828)	0	0	0	0	(1,195,469)	(349,277)
Policyholders' account balances(5)	(133,793)	(3,200)	0	0	(16,944)	0	0	0	0	(153,937)	1,307

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2020
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)	Included in other comprehensive income (loss)(6)
	(in thousands)
Fixed maturities, available-for-sale	$34	$0	$3,275	$8	$0	$0	$3,320
Other assets:
Equity securities	0	2,290	0	0	0	1,100	0
Reinsurance recoverables	326,083	0	0	0	349,277	0	0
Receivables from parent and affiliates	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(326,083)	0	0	0	(349,277)	0	0
Policyholders' account balances	(3,200)	0	0	0	1,307	0	0

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2019
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(2)
	(in thousands)
Fixed maturities, available-for-sale:
Corporate securities(3)	$2,882	$(2,133)	$428	$0	$0	$(638)	$0	$639	$0	$1,178	$(4,880)
Structured securities(4)	0	442	0	(10)	0	(68)	0	24,960	(25,324)	0	0
Other assets:
Equity securities	6,622	683	0	0	0	0	0	0	0	7,305	683
Reinsurance recoverables	488,825	174,913	96,820	0	0	0	0	0	0	760,558	191,215
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(488,825)	(174,913)	0	0	(96,820)	0	0	0	0	(760,558)	(191,215)
Policyholders' account balances(5)	(1,949)	(108,588)	0	0	(23,256)	0	0	0	0	(133,793)	(107,158)

	Year Ended December 31, 2019
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(4,895)	$0	$3,018	$186	$(4,880)	$0
Other assets:
Equity securities	0	683	0	0	0	683
Reinsurance recoverables	174,913	0	0	0	191,215	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	(174,913)	0	0	0	(191,215)	0
Policyholders' account balances	(108,588)	0	0	0	(107,158)	0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2018, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2018.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(2)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$160	$0	$(3,222)	$153	$0	$0
Other assets:
Equity securities	0	(806)	0	0	0	(806)
Reinsurance recoverables	(70,180)	0	0	0	(54,376)	0
Receivables from parent and affiliates	0	0	(18)	0	0	0
Liabilities:
Future policy benefits	70,180	0	0	0	54,376	0
Policyholders' account balances	3,567	0	0	0	3,567	0

(1)Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.
(2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
(3)Includes U.S. corporate public, U.S. corporate private and foreign corporate private securities.
(4)Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities.
(5)Issuances and settlements for Policyholders' account balances are presented net in the rollforward.
(6)Effective January 1, 2020, the changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period were added prospectively due to adoption of ASU 2018-13. Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement.
Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company's Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2020
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$140,921	$140,921	$133,115
Policy loans	0	0	212,163	212,163	212,163
Cash and cash equivalents	7,648	0	0	7,648	7,648
Accrued investment income	0	21,248	0	21,248	21,248
Reinsurance recoverables	0	0	28,654	28,654	26,915
Receivables from parent and affiliates	0	30,246	0	30,246	30,246
Other assets	0	6,205	0	6,205	6,205
Total assets	$7,648	$57,699	$381,738	$447,085	$437,540
Liabilities:
Policyholders’ account balances - investment contracts	$0	$220,527	$41,341	$261,868	$260,128
Cash collateral for loaned securities	0	2,725	0	2,725	2,725
Short-term debt to affiliates	0	0	0	0	0
Payables to parent and affiliates	0	16,250	0	16,250	16,250
Other liabilities	0	50,335	0	50,335	50,335
Total liabilities	$0	$289,837	$41,341	$331,178	$329,438

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	December 31, 2019
	Fair Value				Carrying Amount(1)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$148,855	$148,855	$143,098
Policy loans	0	0	211,986	211,986	211,986
Cash and cash equivalents	28	0	0	28	28
Accrued investment income	0	19,539	0	19,539	19,539
Reinsurance recoverables	0	0	26,400	26,400	26,286
Receivables from parent and affiliates	0	30,387	0	30,387	30,387
Other assets	0	3,071	0	3,071	3,071
Total assets	$28	$52,997	$387,241	$440,266	$434,395
Liabilities:
Policyholders’ account balances - investment contracts	$0	$192,239	$40,475	$232,714	$232,600
Cash collateral for loaned securities	0	2,481	0	2,481	2,481
Short-term debt to affiliates	0	89	0	89	89
Payables to parent and affiliates	0	24,958	0	24,958	24,958
Other liabilities	0	41,310	0	41,310	41,310
Total liabilities	$0	$261,077	$40,475	$301,552	$301,438

(1)Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.
The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life, and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, unsettled trades and accounts receivable.
Reinsurance Recoverables
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements between the Company and related parties. See Note 9 for additional information about the Company's reinsurance arrangements.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Short-term Debt to Affiliates
The fair value of short-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company’s own NPR. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2020	2019	2018
	(in thousands)
Balance, beginning of year	$178,813	$165,478	$145,451
Capitalization of commissions, sales and issue expenses	76,544	39,199	30,742
Amortization-Impact of assumption and experience unlocking and true-ups	(6,688)	(5,341)	(6,328)
Amortization-All other	(11,431)	(9,509)	(9,644)
Change due to unrealized investment gains and losses	(12,813)	(11,014)	5,257
Balance, end of year	$224,425	$178,813	$165,478

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2020	2019
	(in thousands)
Life insurance	$1,735,376	$1,505,953
Individual annuities and supplementary contracts	41,072	32,057
Other contract liabilities	1,200,127	764,949
Total future policy benefits	$2,976,575	$2,302,959
Life insurance liabilities include reserves for death benefits. Individual annuities and supplementary contract liabilities include reserves for life contingent immediate annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality and

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 2.3% to 7.0%.
Future policy benefits for individual annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors when the basis of the reserve is established. The interest rates used in the determination of the present values range from 0.0% to 7.3%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 0.3% to 2.6%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2020	2019
	(in thousands)
Interest-sensitive life contracts	$1,930,925	$1,851,262
Individual annuities	363,333	360,497
Guaranteed interest accounts	17,970	20,111
Other	220,538	192,250
Total policyholders’ account balances	$2,532,766	$2,424,120
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities and certain unearned revenues. Policyholders' account balances also include amounts representing the fair value of embedded derivative instruments associated with the index-linked features of certain universal life products. See Note 5 for additional information on the fair value of these embedded derivative instruments. Interest crediting rates for interest-sensitive life contracts range from 1.9% to 4.6%. Interest crediting rates for individual annuities range from 0.0% to 4.9%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 3.8%. Interest crediting rates range from 0.5% to 3.5% for other.
8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2020 and 2019, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2020		December 31, 2019
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$9,917,698	N/A	$9,457,044	N/A
Net amount at risk	$1,339	N/A	$2,624	N/A
Average attained age of contractholders	68 years	N/A	67 years	N/A
Minimum return or contract value
Account value	$1,974,247	$11,090,944	$1,974,634	$10,662,525
Net amount at risk	$1,720	$157,115	$1,784	$174,773
Average attained age of contractholders	69 years	68 years	69 years	68 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years
(1)Balances are gross of reinsurance.
(2)Includes income and withdrawal benefits.

	December 31, 2020	December 31, 2019
	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$921,646	$866,213
General account value	$1,117,645	$1,040,548
Net amount at risk	$18,179,223	$18,594,133
Average attained age of contractholders	56 years	54 years
(1)Balances are gross of reinsurance.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2020(1)	December 31, 2019(1)
	(in thousands)
Equity funds	$6,015,019	$5,909,051
Bond funds	5,387,645	5,016,141
Money market funds	148,848	167,616
Total	$11,551,512	$11,092,808
(1)Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $340 million at December 31, 2020 and $339 million at December 31, 2019 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features were invested in general account investment options. For the years ended December 31, 2020, 2019 and 2018, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB, and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB, and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives.

	GMDB		GMIB	GMWB/GMIWB/GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity

	(in thousands)
Balance at December 31, 2017	$11,535	$196,241	$537	$472,156	$680,469
Incurred guarantee benefits(1)	1,913	52,918	10	16,669	71,510
Paid guarantee benefits	(964)	(5,636)	0	0	(6,600)
Change in unrealized investment gains and losses	(216)	(18,681)	(4)	0	(18,901)
Balance at December 31, 2018	12,268	224,842	543	488,825	726,478
Incurred guarantee benefits(1)	2,846	115,994	68	271,733	390,641
Paid guarantee benefits	63	(15,638)	(50)	0	(15,625)
Change in unrealized investment gains and losses	459	51,351	5	0	51,815
Balance at December 31, 2019	15,636	376,549	566	760,558	1,153,309
Incurred guarantee benefits(1)	7,843	107,670	(266)	434,911	550,158
Paid guarantee benefits	(518)	(27,229)	(46)	0	(27,793)
Change in unrealized investment gains and losses	1,214	56,823	2	0	58,039
Balance at December 31, 2020	$24,175	$513,813	$256	$1,195,469	$1,733,713
(1)Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The GMDB, which includes the liability for no-lapse guarantees, and GMIB liability are established when associated assessments (which include all policy charges including charges for administration, mortality, expense, surrender, and other, regardless of how characterized) are recognized. This liability is established using current best estimate assumptions and is based on the ratio of the present value of total expected excess payments (e.g., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date. Similar to as described above for DAC, the reserves are subject to adjustments based on annual reviews of assumptions and quarterly adjustments for experience, including market performance. These adjustments reflect the impact on the benefit ratio of using actual historical experience from the issuance date to the balance sheet date plus updated estimates of future experience. The updated benefit ratio is then applied to all prior periods’ assessments to derive an adjustment to the reserve recognized through a benefit or charge to current period earnings.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held.
There were no deferred sales inducements balances at December 31, 2020 and 2019 because they were fully ceded.
9.    REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Term Reinsurance Company (“Term Re”) and Dryden Arizona Reinsurance Term Company (“DART”), its parent companies, Pruco Life and Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into a reinsurance agreement to transfer the risk related to living benefit guarantees on variable annuities to Prudential Insurance. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Statements of Financial Position as of December 31, were as follows:

	2020	2019
	(in thousands)
Reinsurance recoverables	$3,860,612	$3,200,642
Policy loans	(21,466)	(18,627)
Deferred policy acquisition costs	(661,732)	(736,575)
Deferred sales inducements	(40,980)	(47,423)
Other assets	15,172	16,540
Other liabilities	127,234	93,557

Reinsurance recoverables by counterparty are broken out below:

	December 31, 2020	December 31, 2019
	(in thousands)
Prudential Insurance	$1,726,545	$1,245,450
PAR U	1,119,545	1,027,304
PARCC	448,884	458,441
PAR Term	236,561	219,757
Term Re	232,398	190,633
DART	69,268	38,651
Pruco Life	24,744	16,428
Unaffiliated	2,667	3,978
Total reinsurance recoverables	$3,860,612	$3,200,642

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2020	2019	2018
	(in thousands)
Premiums:
Direct	$249,426	$248,613	$238,622
Ceded	(227,766)	(235,682)	(225,615)
Net premiums	21,660	12,931	13,007
Policy charges and fee income:
Direct	407,449	405,167	361,697
Ceded(1)	(333,247)	(339,432)	(299,130)
Net policy charges and fee income	74,202	65,735	62,567
Net investment income:
Direct	83,800	77,462	68,467
Ceded	(805)	(674)	(656)
Net investment income	82,995	76,788	67,811
Asset administration fees:
Direct	39,773	38,013	36,214
Ceded	(33,029)	(32,169)	(30,858)
Net asset administration fees	6,744	5,844	5,356
Realized investment gains (losses), net:
Direct	(324,737)	(184,219)	70,414
Ceded	326,608	166,831	(79,687)
Realized investment gains (losses), net	1,871	(17,388)	(9,273)
Policyholders’ benefits (including change in reserves):
Direct	470,557	436,729	296,335
Ceded(2)	(428,670)	(411,116)	(276,506)
Net policyholders’ benefits (including change in reserves)	41,887	25,613	19,829
Interest credited to policyholders’ account balances:
Direct	75,609	67,354	67,490
Ceded	(31,513)	(29,608)	(31,554)
Net interest credited to policyholders’ account balances	44,096	37,746	35,936
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	$(176,420)	$(182,460)	$(161,905)
(1)Includes $(4) million of unaffiliated activity for each of the years ended December 31, 2020, 2019 and 2018.
(2)Includes $(1) million, $(2) million and $(4) million of unaffiliated activity for the years ended December 31, 2020, 2019 and 2018, respectively.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2020	2019	2018
	(in thousands)
Direct gross life insurance face amount in force	$154,173,267	$148,591,760	$140,943,939
Reinsurance ceded	(139,478,523)	(135,331,837)	(128,863,466)
Net life insurance face amount in force	$14,694,744	$13,259,923	$12,080,473

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Information regarding significant affiliated reinsurance agreements is described below.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement was terminated for certain new business, primarily Universal Life business, and such business was reinsured to Pruco Life under a yearly renewable term reinsurance agreement. As of January 1, 2020, the remaining portions of new business (specifically Term policies) ceased being reinsured by the Company to Prudential Insurance, and a separate yearly renewable term reinsurance agreement was established with Pruco Life for Term policies. Effective April 1, 2016, the Company entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. As of December 31, 2020, the Company discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation has no impact on the reinsurance agreement between Prudential Insurance and the Company.
PAR U
Effective July 1, 2012, the Company reinsures an amount equal to 95% of all risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates through December 31, 2019, excluding those policies that are subject to principle-based reserving.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
PAR Term
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Pruco Life
Effective July 1, 2017, the Company entered into a yearly renewable term reinsurance agreement with Pruco Life for new business, primarily covering Universal Life policies. Effective January 1, 2020, the Company entered in a similar yearly renewable term reinsurance agreement with Pruco Life for new business relating to Term policies. Under these agreements the majority of all mortality risk is ceded to Pruco Life. The Company also reinsures certain Corporate Owned Life Insurance (“COLI”) policies with Pruco Life. Through March 31, 2016, the Company reinsured Prudential Defined Income ("PDI") living benefit guarantees with Pruco Life. Effective April 1, 2016, the Company recaptured PDI living benefit guarantees from Pruco Life and reinsured them, together with the related variable annuity base contracts, with Prudential Insurance.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018, through December 31, 2019, excluding those policies that are subject to principle-based reserving.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Current tax expense (benefit):
U.S. federal	$(34,698)	$7,030	$8,435
Total	(34,698)	7,030	8,435
Deferred tax expense (benefit):
U.S. federal	28,359	(10,442)	(8,488)
Total	28,359	(10,442)	(8,488)
Income tax expense (benefit) from operations	(6,339)	(3,412)	(53)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	26,521	26,583	(14,464)
Total income tax expense (benefit)	$20,182	$23,171	$(14,517)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2020, 2019 and 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Expected federal income tax expense	$8,827	$7,002	$6,559
Non-taxable investment income	(5,819)	(6,578)	(5,171)
Tax credits	(2,451)	(3,689)	(3,525)
Changes in tax law	(6,941)	0	(61)
Settlements with taxing authorities	0	0	2,098
Other	45	(147)	47
Reported income tax expense (benefit)	$(6,339)	$(3,412)	$(53)
Effective tax rate	(15.1)%	(10.2)%	(0.2)%
The effective tax rate is the ratio of “Income tax expense (benefit)” divided by “Income (loss) from operations before income taxes.” The Company’s effective tax rate for fiscal years 2020, 2019 and 2018 was (15.1)%, (10.2)% and (0.2)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2020, 2019 and 2018, and the Company's effective tax rate during the periods presented:
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $5 million of the total $6 million of 2020 non-taxable investment income, $6 million of the total $7 million of 2019 non-taxable investment income, and $5 million of the total $5 million of 2018 non-taxable investment income. The DRD for the current period was estimated using information from 2018, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Tax credits. These amounts primarily represent tax credits relating to foreign taxes withheld on the Company’s separate account investments.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
Tax Act of 2017. On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.1 million reduction in income tax expense primarily related to refinements of our provisional estimates.

The CARES Act. On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019, or 2020 to carry back those losses up to five years. For 2020, the Company has recorded an income tax benefit of $7 million from carrying the estimated 2020 NOL back to tax years that have a 35% tax rate.

Settlements with taxing authorities. During 2018, the Company reached an agreement with the IRS to resolve outstanding tax audit issues for tax years 2015 and 2016 and partially for 2017 which resulted in a $2 million increase to our income tax expense for 2018.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2020	2019
	(in thousands)
Deferred tax assets:
Insurance reserves	$10,248	$29,213
Deferred policy acquisition cost	5,713	9,720
Employee benefits	0	840
Other	0	393
Deferred tax assets	15,961	40,166
Deferred tax liabilities:
Net unrealized gain on securities	54,332	23,698
Investments	4,326	5,677
Other	179	0
Deferred tax liabilities	58,837	29,375
Net deferred tax asset (liability)	$(42,876)	$10,791
The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2020, and 2019. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s "Income (loss) from operations before income taxes" includes income from domestic operations of $42 million, $33 million and $31 million for the years ended December 31, 2020, 2019 and 2018, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2020	2019	2018
	(in thousands)
Balance at January 1,	$0	$0	$3,019
Increases in unrecognized tax benefits-prior years	0	0	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	0	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	(3,019)
Balance at December 31,	$0	$0	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$0	$0
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit). The Company did not recognize tax related interest and penalties.
At December 31, 2020, the Company remains subject to examination in the U.S. for tax years 2014 through 2020.
The Company participates in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner.
11.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Net unrealized investment gains (losses) are described in further detail in Note 2. The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2017	$(42)	$34,372	$34,330
Change in OCI before reclassifications	(1,187)	(66,171)	(67,358)
Amounts reclassified from AOCI	0	(1,521)	(1,521)
Income tax benefit (expense)	248	14,216	14,464
Cumulative effect of adoption of ASU 2016-01	0	(175)	(175)
Cumulative effect of adoption of ASU 2018-02	(8)	5,901	5,893
Balance, December 31, 2018	(989)	(13,378)	(14,367)
Change in OCI before reclassifications	10	122,400	122,410
Amounts reclassified from AOCI	0	4,175	4,175
Income tax benefit (expense)	(2)	(26,581)	(26,583)
Balance, December 31, 2019	(981)	86,616	85,635
Change in OCI before reclassifications	250	126,329	126,579
Amounts reclassified from AOCI	0	(286)	(286)
Income tax benefit (expense)	(52)	(26,469)	(26,521)
Balance, December 31, 2020	$(783)	$186,190	$185,407
(1)Includes cash flow hedges of $(3) million, $3 million and $2 million as of December 31, 2020, 2019 and 2018, respectively.

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31,
	2020	2019	2018
	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$958	$1,844	$1,693
Net unrealized investment gains (losses) on available-for-sale securities(4)	(672)	(6,019)	(172)
Total net unrealized investment gains (losses)	286	(4,175)	1,521
Total reclassifications for the period	$286	$(4,175)	$1,521
(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 4 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on DAC and other costs, future policy benefits, policyholders’ account balances and other liabilities.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on available-for-sale fixed maturity securities and certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of “Net income” for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to available-for-sale fixed maturity securities on which an OTTI had been previously recognized, an allowance for credit losses has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an OTTI had been previously recognized

	Net Unrealized Gains (Losses) on Investments	DAC and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2017	$162	$(63)	$109	$(70)	$138
Net unrealized investment gains (losses) on investments arising during the period	3	0	0	(1)	2
Reclassification adjustment for (gains) losses included in net income	(22)	0	0	5	(17)
Reclassification adjustment for OTTI losses excluded from net income(1)	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	9	0	(2)	7
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(67)	14	(53)
Balance, December 31, 2018	143	(54)	42	(54)	77
Net unrealized investment gains (losses) on investments arising during the period	(532)	0	0	112	(420)
Reclassification adjustment for (gains) losses included in net income	647	0	0	(136)	511
Reclassification adjustment for OTTI losses excluded from net income	(207)	0	0	43	(164)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	22	0	(5)	17
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(8)	2	(6)
Balance, December 31, 2019	51	(32)	34	(38)	15
Reclassification due to implementation of ASU 2016-13(4)	(51)	32	(34)	38	(15)
Balance, December 31, 2020	$0	$0	$0	$0	$0
(1)Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(2)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(3)"Other liabilities" primarily includes reinsurance payables.
(4)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an allowance for credit losses has been recognized and All Other

	Net Unrealized Gains (Losses) on Investments on Available-for-Sale Fixed Maturity Securities on which an allowance for credit losses has been recognized (1)	Net Unrealized Gains (Losses) on All Other Investments(3)	DAC and Other Costs(4)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(5)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
		(in thousands)
Balance, December 31, 2017	$0	$52,537	$35	$(1,754)	$(16,584)	$34,234
Net unrealized investment gains (losses) on investments arising during the period	0	(68,532)	0	0	14,392	(54,140)
Reclassification adjustment for (gains) losses included in net income	0	(1,499)	0	0	315	(1,184)
Reclassification adjustment for OTTI losses excluded from net income(2)	0	0	0	0	0	0
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	3,134	0	(658)	2,476
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(718)	151	(567)
Cumulative effect of adoption of ASU 2016-01	0	(270)	0	0	95	(175)
Cumulative effect of adoption of ASU 2018-02	0	0	0	0	5,901	5,901
Balance, December 31, 2018	0	(17,764)	3,169	(2,472)	3,612	(13,455)
Net unrealized investment gains (losses) on investments arising during the period	0	130,017	0	0	(27,303)	102,714
Reclassification adjustment for (gains) losses included in net income	0	3,528	0	0	(741)	2,787
Reclassification adjustment for OTTI losses excluded from net income	0	207	0	0	(43)	164
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	5,836	0	(1,226)	4,610
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(12,935)	2,716	(10,219)
Balance, December 31, 2019	0	115,988	9,005	(15,407)	(22,985)	86,601
Reclassification due to implementation of ASU 2016-13(6)	0	51	(32)	34	(38)	15
Net unrealized investment gains (losses) on investments arising during the period	0	139,971	0	0	(29,394)	110,577
Reclassification adjustment for (gains) losses included in net income	0	(286)	0	0	61	(225)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	0	19,268	0	(4,047)	15,221

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	0	(32,910)	6,911	(25,999)
Balance, December 31, 2020	$0	$255,724	$28,241	$(48,283)	$(49,492)	$186,190
(1)Allowance for credit losses on available-for-sale fixed maturity securities effective January 1, 2020.
(2)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
(3)Includes cash flow hedges. See Note 4 for information on cash flow hedges.
(4)"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.
(5)"Other liabilities" primarily includes reinsurance payables.
(6)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.
12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(85) million, $38 million and $33 million for the years ended December 31, 2020, 2019 and 2018, respectively. Statutory surplus of the Company amounted to $322 million and $339 million at December 31, 2020 and 2019, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to New Jersey law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the New Jersey Department of Banking and Insurance. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $32 million in 2021 without prior approval. The Company did not pay dividends to Pruco Life in 2020, 2019, and 2018 respectively.
13. RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
The majority of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock based-awards program was $0.1 million for each of the years ended December 31, 2020, 2019 and 2018. The expense charged to the Company for the deferred compensation program was $0.6 million, $0.6 million and $0.7 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded, non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $2 million and $3 million for each of the years ended December 31, 2020, 2019 and 2018, respectively.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million, $3 million and $3 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $1 million for each of the years ended December 31, 2020, 2019 and 2018.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $53 million, $78 million and $73 million for the years ended December 31, 2020, 2019 and 2018, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity. The Company’s share of corporate expenses was $9 million, $13 million and $8 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Corporate-Owned Life Insurance
The Company has sold three Corporate Owned Life Insurance ("COLI") policies to Prudential Insurance and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,071 million at December 31, 2020 and $2,743 million at December 31, 2019. Fees related to these COLI policies were $27 million, $26 million and $25 million for the years ended December 31, 2020, 2019 and 2018, respectively. The Company retains 10% of the mortality risk associated with these COLI policies up to $0.1 million per individual policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $3 million, $2 million and $2 million for the years ended December 31, 2020, 2019 and 2018, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income.
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $41 million and $37 million as of December 31, 2020 and 2019, respectively. "Net investment income" related to these ventures includes gains of $4 million, $2 million and $0.3 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust. Income received from ASTISI and PGIM Investments related to this agreement was $33 million, $32 million and $31 million for the years ended December 31, 2020, 2019 and 2018, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from PGIM Investments related to this agreement was $6 million, $6 million and $5 million for the years ended December 31, 2020, 2019 and 2018, respectively. These revenues are recorded as “Asset administration fees” in the Statements of Operations and Comprehensive Income.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2020	2019
							(in thousands)
U.S. dollar fixed rate notes	2026	-	2027	0.00%	-	14.85%	$815	$2,433
Total long-term notes receivable - affiliated(1)							$815	$2,433
(1) All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.0 million and $0.0 million for the years end December 31, 2020 and 2019, respectively, and is included in “Other assets.” Revenues related to these loans were $0.1 million, $0.2 million and $0.3 million for the years ended December 31, 2020, 2019 and 2018, respectively, and are included in “Other income.”
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net," respectively. The table below shows affiliated asset trades for the years ended December 31, 2020 and 2019:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/(Decrease)	Realized Investment Gain (Loss)
				(in thousands)
Prudential Annuities Life Assurance Corporation	April 2019	Sale	Equity Securities	$3,293	$2,995	$0	$298
Prudential Insurance	April 2020	Purchase	Fixed Maturities	$3,485	$3,320	$(130)	$0
Debt Agreements
The Company is authorized to borrow funds up to $200 million from affiliates to meet its capital and other funding needs. There was no debt outstanding for 2020. The short-term debt was $0.1 million as of December 31, 2019.
The total interest expense to the Company related to loans payable to affiliates was $0.0 million, $0.1 million and $0.0 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Contributed Capital and Dividends
In March 2020, the Company received a capital contribution in the amount of $85 million from Pruco Life. In December 2019, the Company received a capital contribution in the amount of $60 million from Pruco Life. In March 2018, the Company received a capital contribution in the amount of $1 million from Pruco Life.
Through 2020, 2019 and 2018, the Company did not pay any dividends.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial mortgage loans. As of December 31, 2020 there were no outstanding commitments to fund commercial loans, and $4 million as of December 31, 2019. The amount includes unfunded commitments that are not unconditionally cancellable. For related credit exposure, there was a change of $0.0 million for the twelve months ended December 31, 2020. The Company has made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2020 and 2019, $74 million and $48 million, respectively, of these commitments were outstanding. These amounts include unfunded commitments that are not unconditionally cancellable. There were no related charges for credit losses for the twelve months ended December 31, 2020.
Contingent Liabilities
On an ongoing basis, the Company and its regulators review its operations including, but not limited to, sales and other customer interface procedures and practices, and procedures for meeting obligations to its customers and other parties. These reviews may result in the modification or enhancement of processes or the imposition of other action plans, including concerning management oversight, sales and other customer interface procedures and practices, and the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2020, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $10 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Behfarin v. Pruco Life

In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification. In October 2019, plaintiff filed: (1) the First Amended Complaint adding Prudential Insurance Company of America and Pruco Life Insurance Company of New Jersey as defendants; and (2) a motion seeking preliminary certification of a settlement class, appointment of a class representative and class counsel, and preliminary approval of the proposed class action settlement. In November 2019, the court issued an order granting the motion for preliminary approval of the settlement. In June 2020, the court issued an order: (i) granting plaintiffs’ motion for certification of the settlement class; (ii) approving the proposed nationwide class settlement agreement; (iii) approving the class notice; (iv) awarding attorneys’ fees and costs to plaintiffs and a reduced incentive award to Behfarin; and (v) dismissing the action with prejudice, but maintaining jurisdiction over the settlement.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2020 and 2019 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(in thousands)
2020
Total revenues	$58,809	$39,729	$51,131	$44,168
Total benefits and expenses	42,563	37,792	30,848	40,602
Income (loss) from operations before income taxes	16,246	1,937	20,283	3,566
Net income (loss)	$14,545	$10,362	$19,000	$4,464
2019
Total revenues	$38,475	$43,080	$36,173	$30,804
Total benefits and expenses	27,353	33,388	27,560	26,888
Income (loss) from operations before income taxes	11,122	9,692	8,613	3,916
Net income (loss)	$10,545	$10,497	$8,366	$7,347

16.    REVISION TO PRIOR YEAR INFORMATION

Revision to 2019 and 2018 Financial Statements

The Company identified an error in the presentation of certain cash flow activity related to policyholders' account balances that impacted several line items within previously issued Statements of Cash Flows. While these items affect the cash flows from operating and financing activities, they had no impact on the net increase (decrease) in cash and cash equivalents for the previously reported periods. Prior period amounts have been revised in the financial statements to correct this error as shown below.

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Notes to Financial Statements—(Continued)

Management assessed the materiality of the misstatement described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the financial statements for the years ended December 31, 2019 and 2018, which are presented herein, have been revised.

The following are selected line items from the financial statements illustrating the effects of these revisions:

Statements of Cash Flows

	Year Ended December 31, 2019
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$(26,433)	$9,333	$(17,100)
Cash flows from (used in) operating activities	29,264	9,333	38,597
CASH FLOWS FROM FINANCING ACTIVITIES:
Other, net	0	(9,333)	(9,333)
Cash flows from (used in) financing activities	84,664	(9,333)	75,331

	Year Ended December 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Policy charges and fee income	$(21,780)	$6,387	$(15,393)
Cash flows from (used in) operating activities	34,768	6,387	41,155
CASH FLOWS FROM FINANCING ACTIVITIES:
Other, net	0	(6,387)	(6,387)
Cash flows from (used in) financing activities	91,257	(6,387)	84,870

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Pruco Life Insurance Company of New Jersey (the "Company") as of December 31, 2020 and 2019, and the related statements of operations and comprehensive income, equity and cash flows for each of the three years in the period ended December 31, 2020 including the related notes and financial statement schedule listed in the index appearing under Item 15(a)(2) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2020 and 2019 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for credit losses on certain financial assets reported at amortized cost, certain off-balance sheet exposures, and impairments for fixed maturities, available-for-sale in 2020, and the manner in which it accounts for certain financial assets and liabilities and in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Critical Audit Matters
The critical audit matters communicated below are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that (i) relate to accounts or disclosures that are material to the financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the financial statements, taken as a whole, and we are not, by communicating the critical audit matters below, providing separate opinions on the critical audit matters or on the accounts or disclosures to which they relate.

Valuation of Guaranteed Benefit Features Associated with Certain Life Products Included in the Liability for Future Policy Benefits

As described in Notes 2, 5, 7 and 8 to the financial statements, the Company issues certain life insurance products that include certain contract features, including no-lapse guarantees. The liability for no-lapse guarantee features is grouped with guaranteed minimum death benefit ("GMDB") features in Note 8. For GMDB contract features, additional policyholder liabilities are established when associated assessments are recognized. As of December 31, 2020, the additional liability for these contract features included in the liability for future policy benefits was $514 million. As disclosed by management, this liability is established using current best estimate assumptions, including mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions, and is based on the ratio of the present value of total expected excess payments (i.e., payments in excess of account value) over the life of the contract divided by the present value of total expected assessments (i.e., benefit ratio). The liability equals the current benefit ratio multiplied by cumulative assessments recognized to date, plus interest, less cumulative excess payments to date.

The principal considerations for our determination that performing procedures relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits is a critical audit matter are (i) the significant judgment by management to determine the aforementioned assumptions for the additional policyholder liabilities, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the aforementioned assumptions used in the valuation of the additional policyholder liabilities, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, including controls over the development of the assumptions used in the valuation of the liabilities for the GMDB features. These procedures also included, among others, testing management’s process for determining the valuation of guaranteed benefit features associated with certain life products included in the liability for future policy benefits, which included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the appropriateness of management’s models and (ii) evaluating the reasonableness of the aforementioned assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the aforementioned assumptions and testing that the aforementioned assumptions are accurately reflected in the models.

Valuation of the Deferred Acquisition Costs Related to Universal Life and Variable Life Products

As described in Notes 2 and 6 to the financial statements, the Company defers acquisition costs that relate directly to the successful acquisition of new and renewal insurance business to the extent such costs are deemed recoverable from future profits. As of December 31, 2020, a significant portion of the $224 million of deferred policy acquisition costs ("DAC") are associated with universal life and variable life products. DAC related to universal life and variable life products is generally amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges. These margins are updated periodically based on historical and anticipated future experience. The DAC balance is regularly adjusted with a corresponding charge or credit to current period earnings for the impact of actual gross profits and changes in management’s projections of estimated future gross profits. DAC is subject to periodic recoverability testing.

The principal considerations for our determination that performing procedures relating to the valuation of DAC related to universal life and variable life products is a critical audit matter are (i) the significant judgment by management to determine the assumptions used in the projection of gross profits used to amortize DAC related to mortality rates, lapse rates, and premium pattern rates, as well as interest rate and equity market return assumptions (collectively, the “significant assumptions”), (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence relating to the significant assumptions, and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the financial statements. These procedures included testing the effectiveness of controls relating to the valuation of DAC related to universal life and variable life products, including controls over the development of the significant assumptions. These procedures also included, among others, testing management’s process for determining the valuation of DAC related to universal life and variable life products, which included the involvement of professionals with specialized skill and knowledge to assist in (i) evaluating the appropriateness of management’s models, and (ii) evaluating the reasonableness of the significant assumptions used in the valuation based on industry knowledge and data as well as historical Company data and experience. The procedures also included testing the completeness and accuracy of data used to develop the assumptions and testing that the assumptions are accurately reflected in the models.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 19, 2021

We have served as the Company's auditor since 1996.